UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2018

OVE-QTLY-0918
1.804876.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 1.1%
Adelaide Brighton Ltd.	6,442,640	$32,931,529
Aub Group Ltd.	2,726,553	26,556,829
Pact Group Holdings Ltd. (a)	5,658,021	22,741,620

TOTAL AUSTRALIA		82,229,978

Bailiwick of Jersey - 1.1%
Sanne Group PLC	3,071,454	28,461,945
Wolseley PLC	700,061	55,223,790

TOTAL BAILIWICK OF JERSEY		83,685,735

Belgium - 1.0%
KBC Groep NV	961,654	73,947,785
Bermuda - 1.8%
Credicorp Ltd. (United States)	177,600	40,629,552
Hiscox Ltd.	2,305,300	48,352,628
IHS Markit Ltd. (b)	836,100	44,338,383

TOTAL BERMUDA		133,320,563

Canada - 0.7%
Constellation Software, Inc.	68,200	49,440,478
Cayman Islands - 0.3%
ZTO Express (Cayman), Inc. sponsored ADR	1,195,921	23,715,113
Denmark - 1.2%
DSV de Sammensluttede Vognmaend A/S	629,700	52,806,440
Netcompany Group A/S	478,497	17,405,215
NNIT A/S (a)	675,397	17,529,978

TOTAL DENMARK		87,741,633

France - 9.7%
ALTEN	365,535	36,310,888
Amundi SA (a)	561,706	38,779,297
Capgemini SA	523,033	67,154,629
Compagnie de St. Gobain	989,518	44,056,311
Danone SA	833,600	65,447,845
Edenred SA	1,637,500	64,471,674
Elior SA	923,673	15,121,358
Elis SA	1,610,614	37,027,083
LVMH Moet Hennessy - Louis Vuitton SA	258,863	90,210,671
Maisons du Monde SA (a)	410,162	12,546,936
Sanofi SA	928,881	80,809,220
SR Teleperformance SA	294,600	54,016,112
Total SA	1,725,260	112,530,705

TOTAL FRANCE		718,482,729

Germany - 7.7%
adidas AG	247,642	54,774,090
Axel Springer Verlag AG	608,442	45,463,678
Bayer AG	971,088	108,108,481
Deutsche Post AG	1,788,647	63,185,026
Fresenius Medical Care AG & Co. KGaA	503,436	49,112,284
Fresenius SE & Co. KGaA	889,796	68,692,685
Hannover Reuck SE	334,900	44,644,146
SAP SE	933,545	108,651,592
Scout24 AG (a)	425,300	22,130,943

TOTAL GERMANY		564,762,925

Hong Kong - 1.3%
AIA Group Ltd.	10,673,400	93,148,585
India - 0.8%
Axis Bank Ltd.	3,141,235	25,254,685
HDFC Asset Management Co. Ltd. (b)	1,171	18,815
Housing Development Finance Corp. Ltd.	1,034,485	30,143,769

TOTAL INDIA		55,417,269

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	157,743,200	33,583,330
Ireland - 3.3%
CRH PLC	1,349,200	46,088,141
DCC PLC (United Kingdom)	554,812	51,339,403
Kerry Group PLC Class A	510,748	54,169,956
Kingspan Group PLC (Ireland)	1,124,980	52,251,476
United Drug PLC (United Kingdom)	3,726,103	41,081,850

TOTAL IRELAND		244,930,826

Israel - 0.9%
Frutarom Industries Ltd.	648,416	65,456,078
Italy - 1.3%
Banca Generali SpA	994,277	26,834,142
Prada SpA	6,689,600	31,832,714
Recordati SpA	968,400	36,214,105

TOTAL ITALY		94,880,961

Japan - 17.4%
AEON Financial Service Co. Ltd.	1,555,000	32,027,590
Arc Land Sakamoto Co. Ltd.	654,300	9,151,949
Daiichikosho Co. Ltd.	625,800	29,662,747
Daikin Industries Ltd.	573,600	68,562,393
GMO Internet, Inc.	258,100	5,472,925
Hoya Corp.	1,471,100	88,148,907
Iriso Electronics Co. Ltd.	528,400	30,811,322
Keyence Corp.	121,280	63,896,658
KH Neochem Co. Ltd.	1,348,000	43,400,259
Miroku Jyoho Service Co., Ltd.	837,000	20,113,750
Misumi Group, Inc.	1,373,500	34,910,227
Mitsubishi UFJ Financial Group, Inc.	11,428,300	70,133,945
Morinaga & Co. Ltd.	587,200	27,202,933
Nabtesco Corp.	1,083,600	33,482,431
Nakanishi, Inc.	2,384,400	49,792,729
Nissan Chemical Corp.	699,700	31,368,672
Nitori Holdings Co. Ltd.	326,700	49,275,996
NOF Corp.	890,100	29,254,729
OBIC Co. Ltd.	527,900	45,229,012
Olympus Corp.	1,284,500	52,146,573
ORIX Corp.	4,844,700	78,423,351
Otsuka Corp.	876,800	34,189,044
PALTAC Corp.	405,100	21,375,397
Recruit Holdings Co. Ltd.	2,211,800	60,606,575
S Foods, Inc.	580,300	22,757,372
SMC Corp.	137,200	45,988,964
Sundrug Co. Ltd.	520,700	20,815,892
Suzuki Motor Corp.	666,700	39,213,908
Temp Holdings Co., Ltd.	1,523,500	33,163,699
Tsuruha Holdings, Inc.	351,300	43,168,287
USS Co. Ltd.	1,083,200	20,498,602
Welcia Holdings Co. Ltd.	983,000	49,846,711

TOTAL JAPAN		1,284,093,549

Kenya - 0.4%
Safaricom Ltd.	95,758,300	26,692,209
Korea (South) - 0.3%
LG Chemical Ltd.	67,440	22,712,781
Netherlands - 5.3%
Adyen BV (a)	9,600	6,133,755
Grandvision NV (a)	1,131,600	26,001,597
Heineken NV (Bearer)	469,300	47,491,071
IMCD Group BV	991,778	72,077,568
ING Groep NV (Certificaten Van Aandelen)	3,776,954	57,737,399
Koninklijke Philips Electronics NV	1,565,245	68,713,558
Unilever NV (NY Reg.)	1,970,174	113,206,198

TOTAL NETHERLANDS		391,361,146

New Zealand - 0.7%
EBOS Group Ltd.	2,276,701	31,346,348
Trade Maine Group Ltd.	7,184,130	23,749,010

TOTAL NEW ZEALAND		55,095,358

Norway - 1.7%
Equinor ASA	3,040,359	80,736,793
Schibsted ASA (A Shares)	1,305,300	45,128,159

TOTAL NORWAY		125,864,952

Panama - 0.3%
Copa Holdings SA Class A	226,200	22,018,308
Spain - 3.1%
Amadeus IT Holding SA Class A	732,330	62,513,556
CaixaBank SA	11,812,916	54,349,786
Grifols SA ADR	2,605,237	54,136,825
Masmovil Ibercom SA (b)	112,690	12,742,551
Prosegur Cash SA (a)	15,725,714	42,294,387

TOTAL SPAIN		226,037,105

Sweden - 3.6%
Addlife AB	838,800	20,128,262
Alfa Laval AB	1,491,850	41,007,869
HEXPOL AB (B Shares)	3,849,062	41,366,818
Indutrade AB	1,639,523	43,109,277
Nordea Bank AB	5,051,867	53,730,614
Swedbank AB (A Shares)	2,880,423	68,202,829

TOTAL SWEDEN		267,545,669

Switzerland - 6.2%
Credit Suisse Group AG	3,781,741	60,819,949
Julius Baer Group Ltd.	955,659	52,427,131
Kaba Holding AG (B Shares) (Reg.)	49,236	31,575,882
Lonza Group AG	206,492	63,669,149
Roche Holding AG (participation certificate)	532,428	130,789,084
Sika AG	361,320	51,416,440
UBS Group AG	4,164,487	68,619,508

TOTAL SWITZERLAND		459,317,143

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,887,000	39,117,214
United Microelectronics Corp.	32,974,000	18,903,942

TOTAL TAIWAN		58,021,156

United Kingdom - 21.6%
Admiral Group PLC	1,770,600	46,038,460
Ascential PLC	8,552,987	47,150,137
Beazley PLC	4,452,400	32,784,827
British American Tobacco PLC (United Kingdom)	1,734,860	95,369,275
Cineworld Group PLC	13,489,039	47,980,653
Compass Group PLC	2,996,694	64,486,629
Conviviality PLC (c)	5,450,078	72
Cranswick PLC	766,480	32,937,858
Dechra Pharmaceuticals PLC	676,095	26,498,018
Diploma PLC	2,130,803	36,805,697
DS Smith PLC	6,435,672	42,573,592
Halma PLC	2,257,870	41,697,391
Hastings Group Holdings PLC (a)	7,906,163	25,839,313
Hilton Food Group PLC	2,129,335	26,718,849
IntegraFin Holdings PLC (b)	3,536,087	17,404,841
Intertek Group PLC	658,045	50,786,557
James Fisher and Sons PLC	986,058	23,322,393
John Wood Group PLC	2,683,592	22,888,222
JTC PLC (b)	2,833,000	14,390,418
LivaNova PLC (b)	463,629	51,059,462
London Stock Exchange Group PLC	1,146,430	66,163,712
Melrose Industries PLC	18,343,163	51,980,772
Micro Focus International PLC	1,596,823	26,056,076
Next PLC	224,800	17,514,835
Prudential PLC	3,682,871	86,891,962
Reckitt Benckiser Group PLC	958,624	85,461,957
Rentokil Initial PLC	9,286,400	41,356,817
Rio Tinto PLC	1,115,454	61,239,461
Rolls-Royce Holdings PLC	3,064,092	39,837,908
Rotork PLC	8,268,806	39,060,743
Schroders PLC	930,282	38,011,026
Sinclair Pharma PLC (b)	10,232,168	2,806,919
Spectris PLC	1,359,744	41,316,545
St. James's Place Capital PLC	3,736,563	59,122,852
Standard Life PLC	9,603,242	39,364,588
The Weir Group PLC	1,853,900	47,413,561
Ultra Electronics Holdings PLC	1,370,594	29,701,047
Victrex PLC	1,258,588	52,102,808
Volution Group PLC	9,088,967	24,217,339

TOTAL UNITED KINGDOM		1,596,353,592

United States of America - 4.5%
Alphabet, Inc. Class C (b)	34,693	42,230,401
Boston Scientific Corp. (b)	1,338,400	44,983,624
Marsh & McLennan Companies, Inc.	511,500	42,638,640
Moody's Corp.	276,700	47,348,904
S&P Global, Inc.	371,900	74,543,636
Sherwin-Williams Co.	101,600	44,778,168
Worldpay, Inc. (b)	432,300	35,530,737

TOTAL UNITED STATES OF AMERICA		332,054,110

TOTAL COMMON STOCKS
(Cost $5,800,076,830)		7,271,911,066

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $51,150,930)	513,444	64,392,443
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $5,851,227,760)		7,336,303,509
NET OTHER ASSETS (LIABILITIES) - 0.5%		38,165,394
NET ASSETS - 100%		$7,374,468,903

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,997,826 or 2.9% of net assets.

 (b) Non-income producing

 (c) Level 3 security

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$710,477
Fidelity Securities Lending Cash Central Fund	2,162,799
Total	$2,873,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$714,854,179	$585,429,600	$129,424,579	$--
Consumer Staples	748,986,719	502,707,570	246,279,077	72
Energy	216,155,720	103,625,015	112,530,705	--
Financials	1,739,665,176	1,357,286,189	382,378,987	--
Health Care	1,085,768,061	596,088,861	489,679,200	--
Industrials	1,389,701,725	1,157,509,823	232,191,902	--
Information Technology	814,306,073	621,577,249	192,728,824	--
Materials	587,431,096	448,734,822	138,696,274	--
Telecommunication Services	39,434,760	39,434,760	--	--
Total Investments in Securities:	$7,336,303,509	$5,412,393,889	$1,923,909,548	$72

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$204,276,243
Level 2 to Level 1	$962,116,355

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2018

EUR-QTLY-0918
1.804873.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bermuda - 3.5%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,590,807	$11,945,704
Vostok New Ventures Ltd. (depositary receipt) (a)	3,323,516	28,650,511

TOTAL BERMUDA		40,596,215

Canada - 0.9%
Lundin Mining Corp. (Sweden)	1,883,900	10,408,323
Denmark - 2.3%
A.P. Moller - Maersk A/S Series B	18,612	26,723,795
France - 5.1%
Capgemini SA	207,000	26,577,688
The Vicat Group	158,300	10,245,734
Wendel SA	149,700	21,828,946

TOTAL FRANCE		58,652,368

Germany - 13.8%
Bertrandt AG	126,900	12,835,780
Fresenius Medical Care AG & Co. KGaA	167,000	16,291,547
Fresenius SE & Co. KGaA	82,300	6,353,600
Hannover Reuck SE	109,600	14,610,327
JOST Werke AG (d)	102,100	4,417,454
LEG Immobilien AG	241,647	27,194,529
MTU Aero Engines Holdings AG	143,000	30,266,286
SAP SE	381,437	44,393,936
WashTec AG	29,300	2,559,368

TOTAL GERMANY		158,922,827

Hungary - 1.0%
OTP Bank PLC	305,700	11,501,458
Ireland - 5.5%
DCC PLC (United Kingdom)	147,600	13,658,133
Paddy Power Betfair PLC (Ireland)	149,800	16,334,475
Ryanair Holdings PLC sponsored ADR (a)	164,767	17,366,442
United Drug PLC (United Kingdom)	1,420,241	15,658,753

TOTAL IRELAND		63,017,803

Italy - 6.1%
Banca Generali SpA	379,600	10,244,872
Buzzi Unicem SpA	490,500	10,811,722
Prada SpA	5,312,000	25,277,352
UniCredit SpA	1,317,933	23,369,619

TOTAL ITALY		69,703,565

Malta - 1.8%
Kambi Group PLC (a)	887,109	20,379,511
Netherlands - 3.3%
Instone Real Estate Group BV (d)	186,700	4,802,988
Intertrust NV (d)	1,881,325	32,778,918

TOTAL NETHERLANDS		37,581,906

Norway - 2.7%
Schibsted ASA (A Shares)	890,150	30,775,171
Spain - 5.9%
Aedas Homes SAU (d)	52,983	1,877,257
Amadeus IT Holding SA Class A	257,100	21,946,712
Grifols SA	499,300	14,508,833
Prosegur Cash SA (d)	7,417,400	19,949,134
Prosegur Compania de Seguridad SA (Reg.)	1,369,300	9,110,777

TOTAL SPAIN		67,392,713

Sweden - 20.1%
Arjo AB	8,828,784	29,971,648
Essity AB Class B	798,700	19,974,426
Getinge AB (B Shares)	4,148,384	44,725,240
Indutrade AB	939,100	24,692,500
Investor AB (B Shares)	670,971	29,256,425
Nobia AB	637,800	4,798,216
Nordea Bank AB	1,547,400	16,457,827
Securitas AB (B Shares)	2,562,100	46,125,639
Swedish Match Co. AB	285,000	15,583,848

TOTAL SWEDEN		231,585,769

Switzerland - 3.0%
EDAG Engineering Group AG	297,000	6,077,697
Swatch Group AG (Bearer)	62,350	28,015,467

TOTAL SWITZERLAND		34,093,164

United Kingdom - 19.7%
British American Tobacco PLC (United Kingdom)	394,200	21,670,088
Dechra Pharmaceuticals PLC	764,900	29,978,529
Diploma PLC	938,300	16,207,404
IntegraFin Holdings PLC (a)	314,300	1,547,004
Micro Focus International PLC	1,761,458	28,742,499
NCC Group Ltd.	11,539,824	33,292,218
Prudential PLC	1,540,905	36,355,403
Rolls-Royce Holdings PLC	2,252,300	29,283,364
Standard Chartered PLC (United Kingdom)	2,594,366	23,428,017
The Weir Group PLC	239,200	6,117,549

TOTAL UNITED KINGDOM		226,622,075

United States of America - 2.5%
Autoliv, Inc. (depositary receipt)	187,300	19,077,315
Veoneer, Inc. unit (a)	187,300	9,620,667

TOTAL UNITED STATES OF AMERICA		28,697,982

TOTAL COMMON STOCKS
(Cost $946,161,878)		1,116,654,645

Nonconvertible Preferred Stocks - 2.5%
Italy - 1.0%
Buzzi Unicem SpA (Risparmio Shares)	889,200	11,063,323
Spain - 1.5%
Grifols SA Class B	850,250	17,806,508
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,543,530)		28,869,831

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.96% (e)	2,881,253	2,881,829
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	2,869	2,870
TOTAL MONEY MARKET FUNDS
(Cost $2,884,699)		2,884,699
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $972,590,107)		1,148,409,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		120,615
NET ASSETS - 100%		$1,148,529,790

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,825,751 or 5.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,886
Fidelity Securities Lending Cash Central Fund	290,234
Total	$371,120

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$11,714,677	$--	$--	$--	$--	$231,027	$11,945,704
Total	$11,714,677	$--	$--	$--	$--	$231,027	$11,945,704

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$164,773,325	$164,773,325	$--	$--
Consumer Staples	57,228,362	35,558,274	21,670,088	--
Financials	249,145,247	212,789,844	36,355,403	--
Health Care	175,294,658	141,196,603	34,098,055	--
Industrials	267,725,955	211,718,796	56,007,159	--
Information Technology	154,953,053	81,816,618	73,136,435	--
Materials	42,529,102	42,529,102	--	--
Real Estate	33,874,774	33,874,774	--	--
Money Market Funds	2,884,699	2,884,699	--	--
Total Investments in Securities:	$1,148,409,175	$927,142,035	$221,267,140	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$47,154,143
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2018

PAF-QTLY-0918
1.804825.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 14.4%
1-Page Ltd. (a)(b)	872,167	$106,916
Amcor Ltd.	920,628	10,307,587
Arena (REIT) unit	3,868,965	6,611,229
Aristocrat Leisure Ltd.	385,270	9,216,810
Australia & New Zealand Banking Group Ltd.	555,948	12,102,118
Blue Sky Alternative Investments Ltd.	1,733,447	2,485,578
BWX Ltd. (c)	2,040,551	8,565,555
Commonwealth Bank of Australia	279,342	15,521,703
CSL Ltd.	101,227	14,786,370
Hansen Technologies Ltd.	2,550,516	6,404,782
HUB24 Ltd. (a)(c)	1,073,146	9,168,879
Magellan Financial Group Ltd.	324,996	5,959,129
Netwealth Group Ltd.	862,037	4,828,996
NIB Holdings Ltd.	1,880,056	7,877,882
realestate.com.au Ltd.	132,656	8,554,728
SpeedCast International Ltd.	1,171,597	5,396,716
Woodside Petroleum Ltd.	385,854	10,360,262

TOTAL AUSTRALIA		138,255,240

Bermuda - 0.7%
Hongkong Land Holdings Ltd.	875,100	6,361,977
Cayman Islands - 11.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,600	34,562,658
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
International Housewares Retail Co. Ltd.	18,103,700	4,497,642
NetEase, Inc. ADR	27,800	7,172,400
Silergy Corp.	243,000	5,586,116
SITC International Holdings Co. Ltd.	6,779,000	6,581,176
Tencent Holdings Ltd.	955,900	43,507,218
ZTO Express (Cayman), Inc. sponsored ADR	407,700	8,084,691

TOTAL CAYMAN ISLANDS		109,991,906

China - 11.2%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,445,294	9,370,534
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,647,016	8,359,947
Hangzhou Tigermed Consulting Co. Ltd. Class A	727,300	6,407,525
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	9,704,244
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	653,561	6,606,888
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	378,254	7,126,235
Kweichow Moutai Co. Ltd. (A Shares)	169,550	18,079,161
Midea Group Co. Ltd. Class A	773,400	5,404,843
Shanghai International Airport Co. Ltd. (A Shares)	1,210,013	10,704,637
Shenzhen Expressway Co. (H Shares)	6,230,000	5,635,459
Sinopec Engineering Group Co. Ltd. (H Shares)	2,483,000	2,530,752
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,349,725	7,515,450
Yunnan Baiyao Group Co. Ltd.	622,433	9,100,731
Zhengzhou Yutong Bus Co. Ltd.	605,523	1,493,209

TOTAL CHINA		108,039,615

Hong Kong - 3.5%
AIA Group Ltd.	2,285,400	19,945,076
CSPC Pharmaceutical Group Ltd.	2,150,000	5,615,329
Techtronic Industries Co. Ltd.	1,485,000	8,267,816

TOTAL HONG KONG		33,828,221

India - 8.5%
Axis Bank Ltd.	889,398	7,150,521
Bharti Infratel Ltd.	1,673,826	7,008,505
CCL Products (India) Ltd.	947,967	3,669,460
Future Retail Ltd.	553,160	4,319,593
HDFC Asset Management Co. Ltd. (a)	1,563	25,114
HDFC Bank Ltd.	394,066	12,465,420
Housing Development Finance Corp. Ltd.	374,884	10,923,712
Indraprastha Gas Ltd.	1,891,000	8,395,697
Oberoi Realty Ltd.	352,703	2,555,886
Petronet LNG Ltd.	2,207,201	7,387,965
Power Grid Corp. of India Ltd.	2,095,260	5,579,403
Reliance Industries Ltd.	725,275	12,564,653

TOTAL INDIA		82,045,929

Indonesia - 2.3%
PT Bank Central Asia Tbk	8,102,500	13,078,064
PT Bank Rakyat Indonesia Tbk	41,180,500	8,767,277

TOTAL INDONESIA		21,845,341

Israel - 0.3%
Sarine Technologies Ltd.	4,391,400	2,806,419
Japan - 33.3%
Arata Corp.	44,800	2,411,984
Arcland Service Holdings Co. Ltd.	292,000	5,504,950
Bank of Kyoto Ltd.	144,400	6,986,576
Broadleaf Co. Ltd.	587,804	3,553,687
Create SD Holdings Co. Ltd.	211,800	5,265,877
Daito Trust Construction Co. Ltd.	32,600	5,441,837
East Japan Railway Co.	91,000	8,511,426
Fukushima Industries Corp.	118,900	5,859,133
Hoya Corp.	174,500	10,456,111
Kao Corp.	169,800	12,404,229
Keyence Corp.	30,100	15,858,257
KH Neochem Co. Ltd.	207,100	6,667,799
Minebea Mitsumi, Inc.	463,400	8,316,698
Misumi Group, Inc.	268,500	6,824,460
Money Forward, Inc.	47,400	2,157,725
Morinaga & Co. Ltd.	124,700	5,776,917
Nakanishi, Inc.	354,300	7,398,743
Nidec Corp.	70,700	10,230,524
Nifco, Inc.	243,500	7,338,863
Nihon M&A Center, Inc.	148,700	3,957,709
Nihon Parkerizing Co. Ltd.	223,200	3,303,635
Nissan Chemical Corp.	136,000	6,097,098
Nitori Holdings Co. Ltd.	86,700	13,076,917
Open House Co. Ltd.	184,900	10,103,644
ORIX Corp.	725,200	11,739,141
PALTAC Corp.	110,100	5,809,507
Panasonic Corp.	676,000	8,686,000
Paramount Bed Holdings Co. Ltd.	129,100	5,455,417
PeptiDream, Inc. (a)(c)	93,300	3,625,529
Pilot Corp.	147,600	8,501,042
ProNexus, Inc.	276,400	3,211,050
Recruit Holdings Co. Ltd.	253,000	6,932,572
Renesas Electronics Corp. (a)	552,400	4,920,542
Shionogi & Co. Ltd.	200,200	10,927,428
SMC Corp.	27,400	9,184,385
SMS Co., Ltd.	257,000	5,217,457
SoftBank Corp.	230,400	19,243,519
Start Today Co. Ltd.	343,600	13,782,104
Subaru Corp.	368,500	10,769,569
Toto Ltd.	144,100	6,734,388
Tsuruha Holdings, Inc.	65,300	8,024,165
Welcia Holdings Co. Ltd.	92,600	4,695,631

TOTAL JAPAN		320,964,245

Korea (South) - 2.2%
Cafe24 Corp. (a)	31,045	4,461,009
Coway Co. Ltd.	76,558	6,449,334
SK Hynix, Inc.	138,268	10,716,524

TOTAL KOREA (SOUTH)		21,626,867

Multi-National - 0.9%
HKT Trust/HKT Ltd. unit	6,329,000	8,450,439
New Zealand - 1.4%
EBOS Group Ltd.	408,279	5,621,316
Ryman Healthcare Group Ltd.	925,540	7,677,421

TOTAL NEW ZEALAND		13,298,737

Philippines - 0.6%
Ayala Land, Inc.	7,564,600	5,828,801
Singapore - 0.4%
Wing Tai Holdings Ltd.	2,781,500	4,229,408
Taiwan - 4.9%
Nien Made Enterprise Co. Ltd.	499,000	4,315,931
Taiwan Semiconductor Manufacturing Co. Ltd.	3,882,000	31,072,852
United Microelectronics Corp.	8,567,000	4,911,448
Voltronic Power Technology Corp.	380,703	6,622,870

TOTAL TAIWAN		46,923,101

Thailand - 0.9%
Bangkok Bank PCL (For. Reg.)	882,400	5,516,658
Thai Beverage PCL	6,086,700	3,398,018

TOTAL THAILAND		8,914,676

United States of America - 0.9%
GI Dynamics, Inc. CDI (a)	5,561,290	107,426
ResMed, Inc. CDI	775,661	8,119,748

TOTAL UNITED STATES OF AMERICA		8,227,174

TOTAL COMMON STOCKS
(Cost $727,367,794)		941,638,096

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $9,351,760)	263,350	9,046,618

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.96% (d)	886,410	886,588
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	4,224,589	4,225,011
TOTAL MONEY MARKET FUNDS
(Cost $5,111,599)		5,111,599
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $741,831,153)		955,796,313
NET OTHER ASSETS (LIABILITIES) - 0.7%		6,642,522
NET ASSETS - 100%		$962,438,835

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,320
Fidelity Securities Lending Cash Central Fund	114,183
Total	$232,503

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$127,307,088	$107,851,519	$19,455,569	$--
Consumer Staples	77,005,248	64,601,019	12,404,229	--
Energy	30,312,880	30,312,880	--	--
Financials	164,246,088	151,755,554	12,490,534	--
Health Care	109,421,432	98,494,004	10,927,428	--
Industrials	114,637,909	84,142,825	30,495,084	--
Information Technology	206,170,886	126,572,450	79,491,518	106,918
Materials	26,376,122	20,279,021	6,097,098	3
Real Estate	41,132,782	41,132,782	--	--
Telecommunication Services	40,099,179	20,855,660	19,243,519	--
Utilities	13,975,100	13,975,100	--	--
Money Market Funds	5,111,599	5,111,599	--	--
Total Investments in Securities:	$955,796,313	$765,084,413	$190,604,979	$106,921

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$177,736,743

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2018

IGI-QTLY-0918
1.804822.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (000s)
Australia - 1.2%
Bapcor Ltd.	8,478,456	$43,968
Blue Sky Alternative Investments Ltd.	3,155,936	4,525
BWX Ltd.	2,077,396	8,720
Inghams Group Ltd. (a)	7,274,630	19,835
Magellan Financial Group Ltd.	1,192,618	21,868
National Storage (REIT) unit	11,314,746	14,375
Rio Tinto Ltd.	184,225	11,114

TOTAL AUSTRALIA		124,405

Austria - 1.3%
Erste Group Bank AG	1,725,300	74,566
Wienerberger AG	2,626,900	64,446

TOTAL AUSTRIA		139,012

Bailiwick of Jersey - 0.6%
Glencore Xstrata PLC	14,542,513	63,849
Belgium - 1.0%
KBC Groep NV	1,361,659	104,707
Bermuda - 0.5%
Hiscox Ltd.	2,688,000	56,380
Canada - 1.6%
Cenovus Energy, Inc.	3,258,400	32,688
Constellation Software, Inc.	72,700	52,703
Suncor Energy, Inc.	2,059,200	86,715

TOTAL CANADA		172,106

Cayman Islands - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	444,400	83,205
China Literature Ltd. (b)(c)	3,254,600	27,222
ENN Energy Holdings Ltd.	3,542,000	36,033
Geely Automobile Holdings Ltd.	10,924,000	24,913
New Oriental Education & Technology Group, Inc. sponsored ADR	374,000	32,179
ZTO Express (Cayman), Inc. sponsored ADR	1,302,600	25,831

TOTAL CAYMAN ISLANDS		229,383

China - 1.8%
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,952,549	17,202
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,088,520	58,187
Kweichow Moutai Co. Ltd. (A Shares)	573,382	61,140
Qingdao Port International Co. Ltd. (c)	11,047,000	8,051
Shanghai International Airport Co. Ltd. (A Shares)	5,665,100	50,118

TOTAL CHINA		194,698

Denmark - 0.9%
Netcompany Group A/S	649,326	23,619
Novo Nordisk A/S Series B	924,845	46,009
Novozymes A/S Series B	389,400	20,501

TOTAL DENMARK		90,129

Finland - 0.4%
Sampo Oyj (A Shares)	890,000	45,230
France - 9.2%
Accor SA	944,547	48,687
ALTEN	333,060	33,085
Altran Technologies SA	1,477,985	14,094
Atos Origin SA (a)	245,802	33,011
Capgemini SA	483,950	62,137
Cegedim SA (b)	577,424	22,282
Elis SA	1,188,311	27,319
LVMH Moet Hennessy - Louis Vuitton SA	239,033	83,300
Rexel SA	2,113,082	33,073
Sartorius Stedim Biotech	303,090	36,080
SMCP S.A.S. (c)	1,005,880	29,206
Societe Generale Series A	1,473,983	65,737
Thales SA	434,362	57,116
Total SA (a)	4,539,524	296,080
VINCI SA	1,300,305	130,764

TOTAL FRANCE		971,971

Germany - 7.8%
adidas AG	444,506	98,317
Akasol AG	255,825	15,855
Aumann AG (c)	132,651	9,260
Deutsche Borse AG	162,981	21,479
Deutsche Post AG	2,217,940	78,350
Fresenius SE & Co. KGaA	895,700	69,148
JOST Werke AG (c)	218,300	9,445
Linde AG	284,500	70,229
MTU Aero Engines Holdings AG	379,100	80,237
Muenchener Rueckversicherungs AG	121,500	26,924
Nexus AG	598,705	18,553
Rational AG	36,405	24,946
Rheinmetall AG	300,500	36,299
SAP SE	1,497,771	174,320
Scout24 AG (c)	456,000	23,728
Vonovia SE	637,100	30,850
Wirecard AG	220,500	41,190

TOTAL GERMANY		829,130

Hong Kong - 1.6%
AIA Group Ltd.	12,913,800	112,701
Techtronic Industries Co. Ltd.	10,183,000	56,694

TOTAL HONG KONG		169,395

India - 3.9%
Avenue Supermarts Ltd. (b)(c)	595,148	14,387
HDFC Asset Management Co. Ltd. (b)	11,499	185
HDFC Bank Ltd.	1,783,391	56,414
HDFC Bank Ltd. sponsored ADR	955,784	98,771
Housing Development Finance Corp. Ltd.	4,738,215	138,066
Kajaria Ceramics Ltd.	2,444,763	15,852
Kotak Mahindra Bank Ltd.	1,211,049	23,118
Petronet LNG Ltd.	6,098,248	20,412
PNB Housing Finance Ltd. (c)	594,020	11,225
PVR Ltd. (b)	442,801	7,137
Sunteck Realty Ltd. (b)	3,638,783	21,872
TCNS Clothing Co. Ltd. (b)	724,883	6,981

TOTAL INDIA		414,420

Indonesia - 0.4%
PT Bank Central Asia Tbk	6,936,300	11,196
PT Bank Rakyat Indonesia Tbk	156,131,200	33,240

TOTAL INDONESIA		44,436

Ireland - 3.9%
Cairn Homes PLC (b)	24,020,163	47,750
CRH PLC	2,204,947	75,415
Dalata Hotel Group PLC (b)	5,077,400	40,373
DCC PLC (United Kingdom)	351,200	32,498
Glenveagh Properties PLC (c)	15,222,203	19,936
Glenveagh Properties PLC rights 8/9/18 (b)	2,283,962	0
Green REIT PLC	9,492,200	16,716
James Hardie Industries PLC CDI	3,024,695	48,315
Kerry Group PLC Class A	558,000	59,182
Ryanair Holdings PLC sponsored ADR (b)	340,266	35,864
United Drug PLC (United Kingdom)	3,774,400	41,614

TOTAL IRELAND		417,663

Israel - 0.8%
Frutarom Industries Ltd.	840,004	84,796
Italy - 1.4%
Intesa Sanpaolo SpA	24,165,200	74,058
Prada SpA	6,971,900	33,176
Recordati SpA	1,130,947	42,293

TOTAL ITALY		149,527

Japan - 14.7%
AEON Financial Service Co. Ltd.	1,567,500	32,285
Daito Trust Construction Co. Ltd.	163,500	27,293
Hoya Corp.	1,570,300	94,093
Keyence Corp.	156,820	82,621
Mercari, Inc. (b)	46,300	1,950
Minebea Mitsumi, Inc.	3,052,000	54,775
Misumi Group, Inc.	1,127,900	28,668
Mitsubishi UFJ Financial Group, Inc.	13,107,700	80,440
Monex Group, Inc. (a)	3,474,649	17,278
Morinaga & Co. Ltd.	572,700	26,531
Nidec Corp.	345,000	49,923
Nintendo Co. Ltd.	104,500	35,341
Nitori Holdings Co. Ltd.	488,300	73,650
ORIX Corp.	8,365,500	135,416
Panasonic Corp.	6,157,400	79,117
Recruit Holdings Co. Ltd.	942,500	25,826
Relo Group, Inc.	2,568,200	69,479
Renesas Electronics Corp. (b)	5,043,900	44,929
Shiseido Co. Ltd.	600,200	44,217
SMC Corp.	225,200	75,486
SoftBank Corp.	812,500	67,862
Sony Corp.	2,381,700	128,009
Start Today Co. Ltd.	1,750,000	70,194
Sundrug Co. Ltd.	833,000	33,301
Tateru, Inc. (a)	1,166,300	19,422
Tsuruha Holdings, Inc.	466,700	57,349
VT Holdings Co. Ltd.	2,888,200	14,672
Welcia Holdings Co. Ltd.	1,658,900	84,121

TOTAL JAPAN		1,554,248

Korea (South) - 0.6%
Cafe24 Corp. (b)	223,645	32,137
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	10,920
KB Financial Group, Inc.	437,375	21,120

TOTAL KOREA (SOUTH)		64,177

Netherlands - 5.3%
Adyen BV (c)	110,200	70,410
ASML Holding NV (Netherlands)	561,900	120,341
Basic-Fit NV (b)(c)	573,600	18,714
IMCD Group BV	754,645	54,844
Instone Real Estate Group BV (c)	1,005,000	25,854
Koninklijke Philips Electronics NV	2,614,869	114,792
NIBC Holding NV (b)	363,749	3,411
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,495,532	143,970
Van Lanschot NV (Bearer)	221,500	6,113

TOTAL NETHERLANDS		558,449

New Zealand - 1.2%
EBOS Group Ltd.	3,124,713	43,022
Fisher & Paykel Healthcare Corp.	3,647,794	36,798
Ryman Healthcare Group Ltd.	6,119,232	50,759

TOTAL NEW ZEALAND		130,579

Norway - 2.3%
Equinor ASA	9,331,713	247,804
Philippines - 0.3%
SM Investments Corp.	1,890,045	33,869
South Africa - 1.6%
Clicks Group Ltd.	2,088,297	30,650
FirstRand Ltd.	5,145,300	27,068
Naspers Ltd. Class N	221,000	54,413
PSG Group Ltd.	1,676,400	29,664
Remgro Ltd.	1,448,500	23,890

TOTAL SOUTH AFRICA		165,685

Spain - 4.2%
Aedas Homes SAU (c)	402,926	14,276
Amadeus IT Holding SA Class A	786,500	67,138
CaixaBank SA	31,183,833	143,473
Grifols SA ADR	2,877,258	59,789
Masmovil Ibercom SA (b)	480,848	54,372
Neinor Homes SLU (a)(b)(c)	732,900	13,884
Prosegur Cash SA (c)	19,381,900	52,128
Zardoya Otis SA	4,097,973	39,198

TOTAL SPAIN		444,258

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	3,306,800	65,278
HEXPOL AB (B Shares)	1,854,700	19,933
Indutrade AB	1,689,900	44,434
Saab AB (B Shares)	759,600	35,030
Svenska Cellulosa AB (SCA) (B Shares)	3,942,400	40,828

TOTAL SWEDEN		205,503

Switzerland - 6.9%
Credit Suisse Group AG	6,465,936	103,989
Forbo Holding AG (Reg.)	19,930	31,581
Julius Baer Group Ltd.	831,390	45,610
Kaba Holding AG (B Shares) (Reg.)	41,000	26,294
Lonza Group AG	259,158	79,908
Partners Group Holding AG	103,756	78,853
Roche Holding AG (participation certificate)	679,048	166,806
Schindler Holding AG (participation certificate)	163,047	38,006
Swatch Group AG (Bearer)	237,150	106,558
UBS Group AG	3,564,280	58,730

TOTAL SWITZERLAND		736,335

United Kingdom - 11.5%
Anglo American PLC (United Kingdom)	1,400,082	31,843
AstraZeneca PLC (United Kingdom)	2,169,091	166,969
Barclays PLC	58,535	149
BCA Marketplace PLC	7,687,700	23,763
BHP Billiton PLC	3,402,992	78,316
British American Tobacco PLC:
(United Kingdom)	1,451,764	79,807
sponsored ADR	419,000	22,953
Bunzl PLC	2,027,759	60,284
Clipper Logistics PLC	2,257,100	9,865
Compass Group PLC	2,347,796	50,523
Conviviality PLC (d)	5,464,968	0
Cranswick PLC	1,355,788	58,262
Dechra Pharmaceuticals PLC	956,104	37,472
Indivior PLC (b)	3,912,200	15,703
JTC PLC (b)	3,846,100	19,537
LivaNova PLC (b)	686,802	75,638
London Stock Exchange Group PLC	1,173,736	67,740
Melrose Industries PLC	23,483,467	66,547
Micro Focus International PLC	3,041,005	49,621
Moneysupermarket.com Group PLC	81,598	336
NCC Group Ltd.	9,063,500	26,148
Reckitt Benckiser Group PLC	432,208	38,532
Rex Bionics PLC (b)(d)(e)	1,284,833	30
Rio Tinto PLC	913,190	50,135
Senior Engineering Group PLC	7,063,700	29,409
St. James's Place Capital PLC	2,375,742	37,591
Standard Chartered PLC (United Kingdom)	8,986,712	81,153
The Weir Group PLC	1,816,700	46,462

TOTAL UNITED KINGDOM		1,224,788

United States of America - 0.4%
Marsh & McLennan Companies, Inc.	501,400	41,797
TOTAL COMMON STOCKS
(Cost $7,860,441)		9,708,729

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(f)	5,958,244	29,791
Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Itausa-Investimentos Itau SA (PN)	18,585,813	51,598
TOTAL PREFERRED STOCKS
(Cost $77,743)		81,389
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.86% to 1.99% 8/9/18 to 11/1/18 (Cost $10,513)(g)	10,540	10,513
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.96% (h)	761,898,876	762,051
Fidelity Securities Lending Cash Central Fund 1.97% (h)(i)	35,766,690	35,770
TOTAL MONEY MARKET FUNDS
(Cost $797,821)		797,821
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $8,746,518)		10,598,452
NET OTHER ASSETS (LIABILITIES) - 0.2%		18,373
NET ASSETS - 100%		$10,616,825

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	2,383	Sept. 2018	$372,534	$(11,977)	$(11,977)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $347,726,000 or 3.3% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,791,000 or 0.3% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,513,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,103
Fidelity Securities Lending Cash Central Fund	2,632
Total	$8,735

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rex Bionics PLC	$30	$--	$--(a)	$--	$(38)	$38	$30
Total	$30	$--	$--(a)	$--	$(38)	$38	$30

 (a) Values shown as $0 may reflect amounts less than $500.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,340,290	$1,020,073	$290,426	$29,791
Consumer Staples	826,757	520,231	306,526	--
Energy	683,699	387,619	296,080	--
Financials	2,150,343	1,510,765	639,578	--
Health Care	1,234,960	740,354	494,576	30
Industrials	1,403,945	1,179,716	224,229	--
Information Technology	1,072,064	692,441	379,623	--
Materials	659,720	455,854	203,866	--
Real Estate	260,073	260,073	--	--
Telecommunication Services	122,234	54,372	67,862	--
Utilities	36,033	36,033	--	--
Government Obligations	10,513	--	10,513	--
Money Market Funds	797,821	797,821	--	--
Total Investments in Securities:	$10,598,452	$7,655,352	$2,913,279	$29,821
Derivative Instruments:
Liabilities
Futures Contracts	$(11,977)	$(11,977)	$--	$--
Total Liabilities	$(11,977)	$(11,977)	$--	$--
Total Derivative Instruments:	$(11,977)	$(11,977)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$327,457
Level 2 to Level 1	$1,176,701

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2018

CAN-QTLY-0918
1.804819.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 0.4%
Recipe Unlimited Corp.	222,000	$4,597,517
Leisure Products - 0.8%
Spin Master Corp. (a)(b)	220,700	9,042,787
Media - 1.5%
Cogeco Communications, Inc.	160,400	8,705,262
Quebecor, Inc. Class B (sub. vtg.)	404,900	8,438,205
		17,143,467
Specialty Retail - 0.3%
AutoCanada, Inc.	257,100	2,857,874

TOTAL CONSUMER DISCRETIONARY		33,641,645

CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 7.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	774,500	35,573,952
George Weston Ltd.	256,900	21,371,963
Metro, Inc. Class A (sub. vtg.)	375,295	12,653,602
North West Co., Inc.	359,900	8,222,491
		77,822,008
Tobacco - 0.5%
Imperial Tobacco Group PLC	149,313	5,726,558

TOTAL CONSUMER STAPLES		83,548,566

ENERGY - 19.4%
Energy Equipment & Services - 0.8%
Canadian Energy Services & Technology Corp.	2,417,400	8,306,706
Oil, Gas & Consumable Fuels - 18.6%
Canadian Natural Resources Ltd.	906,798	33,320,478
Cenovus Energy, Inc.	1,228,200	12,321,182
Enbridge, Inc.	760,500	27,009,340
Kinder Morgan Canada Ltd. (b)(c)	227,900	2,892,439
Parkland Fuel Corp.	276,400	7,474,922
Peyto Exploration & Development Corp. (c)	608,900	5,017,802
Pinnacle Renewable Holds, Inc.	408,500	4,770,047
PrairieSky Royalty Ltd. (c)	1,868,818	35,455,608
Suncor Energy, Inc.	1,842,600	77,593,595
		205,855,413

TOTAL ENERGY		214,162,119

FINANCIALS - 31.8%
Banks - 19.6%
Royal Bank of Canada	1,357,700	105,987,958
The Toronto-Dominion Bank	1,859,700	110,322,521
		216,310,479
Capital Markets - 4.0%
Fairfax India Holdings Corp. (a)(b)	102,000	1,642,200
Gluskin Sheff + Associates, Inc.	257,900	3,330,684
IGM Financial, Inc.	376,400	11,299,089
Thomson Reuters Corp.	686,100	28,470,368
		44,742,341
Insurance - 8.2%
Intact Financial Corp.	302,325	23,063,945
Power Corp. of Canada (sub. vtg.)	1,060,900	24,131,938
Sun Life Financial, Inc.	1,061,100	43,395,103
		90,590,986

TOTAL FINANCIALS		351,643,806

HEALTH CARE - 0.7%
Biotechnology - 0.7%
Amgen, Inc.	38,300	7,527,865
INDUSTRIALS - 10.6%
Aerospace & Defense - 0.8%
CAE, Inc.	401,100	8,355,929
Road & Rail - 9.2%
Canadian National Railway Co.	406,500	36,286,105
Canadian Pacific Railway Ltd.	267,600	53,069,491
TransForce, Inc.	367,600	12,207,649
		101,563,245
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	140,700	7,224,010

TOTAL INDUSTRIALS		117,143,184

INFORMATION TECHNOLOGY - 4.9%
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	371,100	23,957,396
Software - 2.8%
Constellation Software, Inc.	22,300	16,166,021
Open Text Corp.	390,928	14,548,045
		30,714,066

TOTAL INFORMATION TECHNOLOGY		54,671,462

MATERIALS - 11.4%
Chemicals - 3.9%
Nutrien Ltd.	784,581	42,611,099
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	271,500	13,774,840
Metals & Mining - 5.7%
Franco-Nevada Corp.	443,200	32,509,624
Lundin Mining Corp.	1,694,600	9,379,344
Wheaton Precious Metals Corp.	998,900	20,932,478
		62,821,446
Paper & Forest Products - 0.6%
Western Forest Products, Inc.	3,717,600	6,915,933

TOTAL MATERIALS		126,123,318

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT)	252,800	8,249,498
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 4.2%
TELUS Corp.	1,288,700	47,105,881
Wireless Telecommunication Services - 3.0%
Rogers Communications, Inc. Class B (non-vtg.)	644,000	32,832,440

TOTAL TELECOMMUNICATION SERVICES		79,938,321

TOTAL COMMON STOCKS
(Cost $763,554,502)		1,076,649,784

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.96% (d)	22,811,226	22,815,788
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	24,143,716	24,146,130
TOTAL MONEY MARKET FUNDS
(Cost $46,961,918)		46,961,918
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $810,516,420)		1,123,611,702
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(17,815,166)
NET ASSETS - 100%		$1,105,796,536

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,577,426 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$280,624
Fidelity Securities Lending Cash Central Fund	139,436
Total	$420,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2018

WLD-QTLY-0918
1.804829.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Australia - 0.4%
Bapcor Ltd. (a)	703,398	$3,647,675
Blue Sky Alternative Investments Ltd.	254,244	364,559
BWX Ltd.	133,709	561,266
Inghams Group Ltd. (a)	513,123	1,399,095
Magellan Financial Group Ltd.	81,493	1,494,256
National Storage (REIT) unit	796,515	1,011,928
Rio Tinto Ltd.	12,098	729,843

TOTAL AUSTRALIA		9,208,622

Austria - 0.5%
Erste Group Bank AG	139,300	6,020,431
Wienerberger AG	209,200	5,132,296

TOTAL AUSTRIA		11,152,727

Bailiwick of Jersey - 0.3%
Glencore Xstrata PLC	1,002,568	4,401,754
Wizz Air Holdings PLC (b)(c)	19,000	864,367

TOTAL BAILIWICK OF JERSEY		5,266,121

Belgium - 0.4%
KBC Groep NV	104,264	8,017,532
Bermuda - 0.2%
Hiscox Ltd.	219,272	4,599,131
Canada - 1.1%
Cenovus Energy, Inc.	228,100	2,288,277
Constellation Software, Inc.	5,300	3,842,149
Franco-Nevada Corp.	63,000	4,621,178
Shopify, Inc. (a)(b)	48,000	6,634,080
Suncor Energy, Inc.	157,600	6,636,682

TOTAL CANADA		24,022,366

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	38,500	7,208,355
China Literature Ltd. (b)(c)	205,200	1,716,307
ENN Energy Holdings Ltd.	268,000	2,726,419
Geely Automobile Holdings Ltd.	791,000	1,803,900
New Oriental Education & Technology Group, Inc. sponsored ADR	23,600	2,030,544
Tencent Holdings Ltd.	11,000	500,658
ZTO Express (Cayman), Inc. sponsored ADR	102,100	2,024,643

TOTAL CAYMAN ISLANDS		18,010,826

China - 0.8%
Hangzhou Tigermed Consulting Co. Ltd. Class A	184,814	1,628,214
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	242,604	4,570,614
Kweichow Moutai Co. Ltd. (A Shares)	48,500	5,171,568
Qingdao Port International Co. Ltd. (c)	876,000	638,386
Shanghai International Airport Co. Ltd. (A Shares)	456,329	4,037,012

TOTAL CHINA		16,045,794

Denmark - 0.6%
Ascendis Pharma A/S sponsored ADR (b)	28,800	1,956,672
Netcompany Group A/S	62,800	2,284,335
NNIT A/S (c)	130,514	3,387,500
Novo Nordisk A/S Series B	57,480	2,859,475
Novozymes A/S Series B	25,100	1,321,457

TOTAL DENMARK		11,809,439

Finland - 0.2%
Sampo Oyj (A Shares)	61,800	3,140,673
France - 3.2%
Accor SA	78,700	4,056,587
ALTEN	25,200	2,503,274
Altran Technologies SA	112,500	1,072,806
Atos Origin SA (a)	17,717	2,379,390
Capgemini SA	38,400	4,930,354
Cegedim SA (b)	39,210	1,513,057
Elis SA	77,700	1,786,278
LVMH Moet Hennessy - Louis Vuitton SA	18,939	6,600,016
Rexel SA	157,900	2,471,411
Sartorius Stedim Biotech	21,500	2,559,356
SMCP S.A.S. (c)	47,694	1,384,793
Societe Generale Series A	112,500	5,017,272
Thales SA	33,100	4,352,432
Total SA (a)	297,652	19,414,459
VINCI SA	89,300	8,980,374

TOTAL FRANCE		69,021,859

Germany - 3.8%
adidas AG	34,569	7,646,060
Akasol AG	24,200	1,499,808
Aumann AG (c)	10,915	761,978
Deutsche Borse AG	9,362	1,233,785
Deutsche Post AG	174,675	6,170,499
Fresenius SE & Co. KGaA	74,300	5,735,996
JOST Werke AG (c)	14,800	640,336
Linde AG	22,300	5,504,750
MTU Aero Engines Holdings AG	29,700	6,286,075
Muenchener Rueckversicherungs AG	8,000	1,772,761
Nexus AG	46,000	1,425,438
Rational AG	3,362	2,303,774
Rheinmetall AG	23,000	2,778,259
SAP SE	99,184	11,543,632
Scout24 AG (c)	42,700	2,221,940
Vonovia SE	54,000	2,614,830
WashTec AG	57,400	5,013,916
Wirecard AG	87,200	16,289,279

TOTAL GERMANY		81,443,116

Greece - 0.0%
Ff Group (b)(d)	59,300	332,844
Hong Kong - 0.3%
AIA Group Ltd.	673,600	5,878,622
Techtronic Industries Co. Ltd.	231,000	1,286,105

TOTAL HONG KONG		7,164,727

India - 1.8%
Avenue Supermarts Ltd. (b)(c)	1,642	39,692
HDFC Asset Management Co. Ltd. (b)	795	12,774
HDFC Bank Ltd.	139,262	4,405,250
HDFC Bank Ltd. sponsored ADR	72,293	7,470,759
Housing Development Finance Corp. Ltd.	279,394	8,141,238
Kajaria Ceramics Ltd.	158,300	1,026,430
Kotak Mahindra Bank Ltd.	95,387	1,820,866
Lupin Ltd.	1,335	16,076
Petronet LNG Ltd.	196,298	657,051
PNB Housing Finance Ltd. (c)	38,051	719,056
PVR Ltd. (b)	28,483	459,073
Reliance Industries Ltd.	361,192	6,257,285
Sunteck Realty Ltd. (b)	304,120	1,828,007
TCNS Clothing Co. Ltd. (b)	32,018	308,347
V-Mart Retail Ltd. (b)	165,603	5,865,409

TOTAL INDIA		39,027,313

Indonesia - 0.2%
PT Bank Central Asia Tbk	393,100	634,494
PT Bank Rakyat Indonesia Tbk	12,245,400	2,607,030
PT Kino Indonesia Tbk	234,500	27,564

TOTAL INDONESIA		3,269,088

Ireland - 2.0%
Accenture PLC Class A	44,000	7,010,520
Cairn Homes PLC (b)	2,372,439	4,716,160
CRH PLC	163,865	5,604,642
Dalata Hotel Group PLC (b)	371,300	2,952,422
DCC PLC (United Kingdom)	25,400	2,350,383
Glenveagh Properties PLC (c)	593,324	777,060
Glenveagh Properties PLC rights 8/9/18 (b)	74,370	1
Green REIT PLC	621,300	1,094,135
Greencore Group PLC	372,815	867,597
James Hardie Industries PLC CDI	234,044	3,738,484
Jazz Pharmaceuticals PLC (b)	15,000	2,596,200
Kerry Group PLC Class A	36,000	3,818,162
Ryanair Holdings PLC sponsored ADR (b)	27,070	2,853,178
United Drug PLC (United Kingdom)	282,800	3,117,989

TOTAL IRELAND		41,496,933

Israel - 0.3%
Frutarom Industries Ltd.	63,679	6,428,246
Italy - 0.6%
Intesa Sanpaolo SpA	1,776,700	5,444,944
Prada SpA	513,600	2,443,985
Recordati SpA	110,465	4,130,928

TOTAL ITALY		12,019,857

Japan - 5.8%
A/S One Corp.	74,600	5,210,625
AEON Financial Service Co. Ltd.	121,600	2,504,537
Ain Holdings, Inc.	43,700	3,243,840
Daiichikosho Co. Ltd.	53,400	2,531,145
Daito Trust Construction Co. Ltd.	10,900	1,819,510
Hoya Corp.	112,500	6,741,045
Keyence Corp.	8,720	4,594,153
Mercari, Inc. (b)	1,700	71,609
Minebea Mitsumi, Inc.	242,500	4,352,178
Misumi Group, Inc.	64,700	1,644,479
Mitsubishi UFJ Financial Group, Inc.	809,000	4,964,725
Monex Group, Inc. (a)	297,500	1,479,319
Morinaga & Co. Ltd.	37,000	1,714,081
Nidec Corp.	26,200	3,791,227
Nintendo Co. Ltd.	9,800	3,314,233
Nitori Holdings Co. Ltd.	38,100	5,746,604
ORIX Corp.	438,200	7,093,342
PALTAC Corp.	40,000	2,110,629
Panasonic Corp.	481,600	6,188,132
Recruit Holdings Co. Ltd.	48,000	1,315,271
Relo Group, Inc.	199,700	5,402,607
Renesas Electronics Corp. (b)	343,400	3,058,860
Shiseido Co. Ltd.	46,900	3,455,147
SMC Corp.	18,000	6,033,538
SoftBank Corp.	64,300	5,370,479
Sony Corp.	162,500	8,733,863
Start Today Co. Ltd.	145,100	5,820,091
Sundrug Co. Ltd.	64,700	2,586,496
Tateru, Inc. (a)	79,600	1,325,540
Tsuruha Holdings, Inc.	36,900	4,534,329
VT Holdings Co. Ltd.	206,200	1,047,459
Welcia Holdings Co. Ltd.	127,400	6,460,296

TOTAL JAPAN		124,259,389

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,742,606
Korea (South) - 0.3%
Cafe24 Corp. (b)	28,437	4,086,253
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	707,280
KB Financial Group, Inc.	28,328	1,367,876

TOTAL KOREA (SOUTH)		6,161,409

Netherlands - 2.1%
Adyen BV (c)	10,568	6,752,242
ASML Holding NV (Netherlands)	42,300	9,059,323
Basic-Fit NV (b)(c)	37,100	1,210,382
IMCD Group BV	59,700	4,338,704
Instone Real Estate Group BV (c)	68,600	1,764,783
Interxion Holding N.V. (b)	13,000	843,440
Koninklijke Philips Electronics NV	195,463	8,580,739
NIBC Holding NV (b)	24,484	229,616
Unilever NV (Certificaten Van Aandelen) (Bearer)	193,627	11,170,527
uniQure B.V. (b)	42,200	1,303,558
Van Lanschot NV (Bearer)	17,200	474,663

TOTAL NETHERLANDS		45,727,977

New Zealand - 0.5%
EBOS Group Ltd.	210,137	2,893,233
Fisher & Paykel Healthcare Corp.	265,683	2,680,125
Ryman Healthcare Group Ltd.	528,375	4,382,909

TOTAL NEW ZEALAND		9,956,267

Norway - 0.8%
Equinor ASA (a)	675,080	17,926,763
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,603,357
SM Investments Corp.	153,135	2,744,096

TOTAL PHILIPPINES		4,347,453

South Africa - 0.6%
Clicks Group Ltd.	172,205	2,527,461
Distell Group Holdings Ltd. (b)	126,410	1,233,620
FirstRand Ltd.	337,500	1,775,479
Naspers Ltd. Class N	17,100	4,210,230
PSG Group Ltd.	127,900	2,263,201
Remgro Ltd.	95,000	1,566,824

TOTAL SOUTH AFRICA		13,576,815

Spain - 1.6%
Aedas Homes SAU (c)	32,625	1,155,946
Amadeus IT Holding SA Class A	43,200	3,687,662
CaixaBank SA	2,370,884	10,908,148
Grifols SA ADR	245,073	5,092,617
Masmovil Ibercom SA (b)	40,341	4,561,605
Neinor Homes SLU (b)(c)	66,100	1,252,163
Prosegur Cash SA (c)	1,514,100	4,072,180
Zardoya Otis SA	328,900	3,146,022

TOTAL SPAIN		33,876,343

Sweden - 0.7%
ASSA ABLOY AB (B Shares)	231,400	4,567,950
HEXPOL AB (B Shares)	118,900	1,277,848
Indutrade AB	125,300	3,294,612
Saab AB (B Shares)	60,700	2,799,271
Svenska Cellulosa AB (SCA) (B Shares)	295,500	3,060,205

TOTAL SWEDEN		14,999,886

Switzerland - 2.7%
Credit Suisse Group AG	505,138	8,123,895
EDAG Engineering Group AG	77,800	1,592,070
Forbo Holding AG (Reg.)	1,310	2,075,837
Julius Baer Group Ltd.	69,210	3,796,837
Kaba Holding AG (B Shares) (Reg.)	2,620	1,680,250
Lonza Group AG	18,382	5,667,853
Partners Group Holding AG	7,948	6,040,368
Roche Holding AG (participation certificate)	53,449	13,129,560
Schindler Holding AG (participation certificate)	12,528	2,920,227
Swatch Group AG (Bearer)	18,920	8,501,245
UBS Group AG	285,680	4,707,235

TOTAL SWITZERLAND		58,235,377

United Kingdom - 4.5%
Anglo American PLC (United Kingdom)	91,781	2,087,455
AstraZeneca PLC (United Kingdom)	170,492	13,123,839
Barclays PLC	3,920	9,972
BCA Marketplace PLC	511,600	1,581,384
BHP Billiton PLC	257,581	5,927,901
British American Tobacco PLC:
(United Kingdom)	112,718	6,196,370
sponsored ADR	27,000	1,479,060
Bunzl PLC	149,776	4,452,729
Clipper Logistics PLC	168,521	736,570
Compass Group PLC	205,442	4,420,959
Conviviality PLC (d)	367,080	5
Cranswick PLC	104,156	4,475,884
Dechra Pharmaceuticals PLC	90,099	3,531,227
Hilton Food Group PLC	374,800	4,702,982
Indivior PLC (b)	256,800	1,030,738
JTC PLC (b)	342,900	1,741,784
LivaNova PLC (b)	49,800	5,484,474
London Stock Exchange Group PLC	74,781	4,315,823
Melrose Industries PLC	1,533,426	4,345,416
Micro Focus International PLC	219,930	3,588,696
Moneysupermarket.com Group PLC	6,223	25,656
NCC Group Ltd.	584,200	1,685,408
Reckitt Benckiser Group PLC	22,353	1,992,785
Rex Bionics PLC (b)(d)	100,000	2,297
Rio Tinto PLC	74,713	4,101,813
Senior Engineering Group PLC	457,700	1,905,592
St. James's Place Capital PLC	141,383	2,237,074
Standard Chartered PLC (United Kingdom)	698,640	6,308,960
Tesco PLC	64,717	221,009
The Weir Group PLC	150,454	3,847,867

TOTAL UNITED KINGDOM		95,561,729

United States of America - 55.8%
Acceleron Pharma, Inc. (b)	15,000	653,400
Activision Blizzard, Inc.	29,000	2,129,180
Adobe Systems, Inc. (b)	256,124	62,668,420
Akcea Therapeutics, Inc.	1,500	47,430
Align Technology, Inc. (b)	6,000	2,139,900
Alphabet, Inc. Class A (b)	52,500	64,429,050
Amazon.com, Inc. (b)	27,000	47,990,880
American Tower Corp.	14,000	2,075,360
Amphenol Corp. Class A	19,000	1,776,690
Atara Biotherapeutics, Inc. (b)	25,000	938,750
Bank of America Corp.	867,000	26,772,960
Baxter International, Inc.	69,000	4,999,050
Berry Petroleum Corp.	125,000	1,718,750
bluebird bio, Inc. (b)	24,200	3,748,580
Boston Scientific Corp. (b)	178,159	5,987,924
Burlington Stores, Inc. (b)	10,000	1,528,100
Charles Schwab Corp.	901,000	46,005,060
Cheniere Energy, Inc. (b)	83,000	5,270,500
Chevron Corp.	132,100	16,680,267
Cintas Corp.	5,000	1,022,400
Citrix Systems, Inc. (b)	36,000	3,958,920
ConocoPhillips Co.	160,600	11,590,502
CSX Corp.	154,000	10,884,720
Dollar Tree, Inc. (b)	14,000	1,277,920
DowDuPont, Inc.	54,000	3,713,580
Edwards Lifesciences Corp. (b)	36,000	5,128,200
Electronic Arts, Inc. (b)	16,000	2,060,000
Eli Lilly & Co.	132,000	13,042,920
EOG Resources, Inc.	58,000	7,478,520
Etsy, Inc. (b)	77,000	3,146,220
Facebook, Inc. Class A (b)	113,500	19,587,830
FibroGen, Inc. (b)	83,000	5,237,300
Fortive Corp.	48,000	3,939,840
G1 Therapeutics, Inc. (b)	22,000	1,129,700
Haemonetics Corp. (b)	7,000	683,480
Harris Corp.	6,000	989,700
HealthSouth Corp.	2	151
Humana, Inc.	196,000	61,579,280
Immunomedics, Inc. (b)	25,000	598,250
Intercept Pharmaceuticals, Inc. (b)	17,060	1,554,848
Intuit, Inc.	293,000	59,842,320
Intuitive Surgical, Inc. (b)	14,700	7,470,393
Johnson & Johnson	50,000	6,626,000
Lowe's Companies, Inc.	52,000	5,165,680
Marriott International, Inc. Class A	204,000	26,079,360
Marsh & McLennan Companies, Inc.	39,500	3,292,720
MasterCard, Inc. Class A	276,000	54,648,000
Microsoft Corp.	616,000	65,345,280
Mirati Therapeutics, Inc. (b)	20,000	1,228,000
MongoDB, Inc. Class A (a)	96,000	5,194,560
MSCI, Inc.	126,700	21,056,273
Nektar Therapeutics (b)	43,000	2,261,800
Netflix, Inc. (b)	12,000	4,049,400
Norfolk Southern Corp.	226,000	38,194,000
Northrop Grumman Corp.	17,000	5,108,330
Nutanix, Inc. Class A (b)	40,000	1,955,600
Occidental Petroleum Corp.	185,000	15,527,050
OptiNose, Inc.	45,700	929,995
Parametric Technology Corp. (b)	228,000	20,955,480
PayPal Holdings, Inc. (b)	410,000	33,677,400
Phillips 66 Co.	90,000	11,100,600
Pinduoduo, Inc. ADR	25,200	569,268
Red Hat, Inc. (b)	49,000	6,920,270
S&P Global, Inc.	307,092	61,553,520
Salesforce.com, Inc. (b)	270,000	37,030,500
Sarepta Therapeutics, Inc. (b)	118,000	13,716,320
Sherwin-Williams Co.	13,000	5,729,490
Spark Therapeutics, Inc. (b)	25,000	1,918,000
Spirit Airlines, Inc. (b)	16,000	695,040
Square, Inc. (b)	961,000	62,128,650
Stamps.com, Inc. (b)	10,000	2,610,000
The AES Corp.	665,000	8,884,400
Twitter, Inc. (b)	34,000	1,083,580
Union Pacific Corp.	440,000	65,951,597
UnitedHealth Group, Inc.	159,000	40,261,980
Visa, Inc. Class A	105,000	14,357,700
Whiting Petroleum Corp. (b)	324,000	16,086,600
Zoetis, Inc. Class A	39,000	3,372,720

TOTAL UNITED STATES OF AMERICA		1,188,742,408

TOTAL COMMON STOCKS
(Cost $1,524,229,866)		1,986,591,636

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)	369,166	1,845,830
Nonconvertible Preferred Stocks - 0.2%
Brazil - 0.2%
Itausa-Investimentos Itau SA (PN)	1,445,132	4,012,010
TOTAL PREFERRED STOCKS
(Cost $5,740,060)		5,857,840
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.99% 8/16/18 to 11/1/18 (f)
(Cost $667,971)	670,000	667,978
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.96% (g)	122,965,906	122,990,499
Fidelity Securities Lending Cash Central Fund 1.97%(g)(h)	12,807,230	12,808,511
TOTAL MONEY MARKET FUNDS
(Cost $135,798,859)		135,799,010
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,666,436,756)		2,128,916,464
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,900,605
NET ASSETS - 100%		$2,130,817,069

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	150	Sept. 2018	$23,449,448	$(667,865)	$(667,865)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,359,111 or 1.4% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,845,830 or 0.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $667,978.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$822,624
Fidelity Securities Lending Cash Central Fund	165,745
Total	$988,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$198,702,087	$175,001,402	$21,522,011	$2,178,674
Consumer Staples	72,409,758	49,373,915	23,035,838	5
Energy	136,914,556	117,500,097	19,414,459	--
Financials	308,177,114	261,118,875	47,058,239	--
Health Care	295,036,111	257,340,201	37,693,613	2,297
Industrials	237,376,378	220,970,480	16,405,898	--
Information Technology	634,693,957	606,687,415	28,006,542	--
Materials	64,984,299	49,349,943	15,634,356	--
Real Estate	20,869,707	20,869,706	1	--
Telecommunication Services	11,674,690	6,304,211	5,370,479	--
Utilities	11,610,819	11,610,819	--	--
Government Obligations	667,978	--	667,978	--
Money Market Funds	135,799,010	135,799,010	--	--
Total Investments in Securities:	$2,128,916,464	$1,911,926,074	$214,809,414	$2,180,976
Derivative Instruments:
Liabilities
Futures Contracts	$(667,865)	$(667,865)	$--	$--
Total Liabilities	$(667,865)	$(667,865)	$--	$--
Total Derivative Instruments:	$(667,865)	$(667,865)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$20,935,751
Level 2 to Level 1	$79,671,366

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2018

EMF-QTLY-0918
1.804872.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Belgium - 0.6%
Umicore SA	507,938	$29,697,865
Bermuda - 0.9%
Credicorp Ltd. (United States)	198,832	45,486,797
Brazil - 4.8%
CVC Brasil Operadora e Agencia de Viagens SA	2,352,400	27,639,901
Equatorial Energia SA	1,767,100	28,837,257
Hapvida Participacoes e Investimentos SA	3,640,900	27,316,693
IRB Brasil Resseguros SA	2,170,100	30,875,054
Localiza Rent A Car SA	4,340,200	27,463,765
Lojas Renner SA	3,678,100	30,261,298
Notre Dame Intermedica Participacoes SA	4,829,400	31,524,339
Suzano Papel e Celulose SA	2,746,800	32,603,293

TOTAL BRAZIL		236,521,600

Cayman Islands - 18.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,234,400	231,116,712
Baidu.com, Inc. sponsored ADR (a)	369,000	91,209,420
Baozun, Inc. sponsored ADR (a)(b)	499,800	28,913,430
Geely Automobile Holdings Ltd.	14,439,000	32,928,584
JD.com, Inc. sponsored ADR (a)	1,381,600	49,544,176
New Oriental Education & Technology Group, Inc. sponsored ADR	425,883	36,642,973
Sands China Ltd.	4,882,200	25,129,268
Shenzhou International Group Holdings Ltd.	2,963,000	36,334,174
Sunny Optical Technology Group Co. Ltd.	2,016,100	33,263,255
TAL Education Group ADR (a)	1,048,600	33,544,714
Tencent Holdings Ltd.	5,937,800	270,255,392
ZTO Express (Cayman), Inc. sponsored ADR	1,250,340	24,794,242

TOTAL CAYMAN ISLANDS		893,676,340

Chile - 0.6%
Banco Santander Chile sponsored ADR	953,900	31,297,459
China - 9.2%
China International Travel Service Corp. Ltd. (A Shares)	2,509,200	25,866,560
Gree Electric Appliances, Inc. of Zhuhai Class A	3,617,935	23,456,807
Han's Laser Technology Industry Group Co. Ltd.	3,472,700	24,564,330
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	5,051,460	25,640,273
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	6,454,397	25,049,431
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,343,200	23,687,552
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,488,267	28,038,673
Kweichow Moutai Co. Ltd. (A Shares)	246,279	26,260,795
Midea Group Co. Ltd. Class A	3,715,948	25,968,600
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,627,500	70,745,122
Shanghai International Airport Co. Ltd. (A Shares)	3,248,984	28,742,828
Shenzhen Inovance Technology Co. Ltd. Class A	5,890,944	23,078,852
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	6,915,080	22,117,456
Wuliangye Yibin Co. Ltd. Class A	2,504,000	26,518,649
Xiaomi Corp. Class B	12,483,400	27,991,647
Yunnan Baiyao Group Co. Ltd.	1,750,827	25,599,230

TOTAL CHINA		453,326,805

France - 1.7%
Kering SA	50,075	26,701,172
LVMH Moet Hennessy - Louis Vuitton SA	82,558	28,770,479
Pernod Ricard SA	169,300	27,310,093

TOTAL FRANCE		82,781,744

Germany - 1.1%
adidas AG	116,143	25,688,805
Wirecard AG	164,600	30,747,883

TOTAL GERMANY		56,436,688

Hong Kong - 2.4%
AIA Group Ltd.	3,529,600	30,803,422
CSPC Pharmaceutical Group Ltd.	13,900,000	36,303,757
Galaxy Entertainment Group Ltd.	3,296,000	26,476,172
Techtronic Industries Co. Ltd.	4,696,500	26,148,012

TOTAL HONG KONG		119,731,363

India - 12.9%
Adani Ports & Special Economic Zone Ltd.	5,668,227	33,097,776
Asian Paints Ltd.	1,833,445	38,870,320
Edelweiss Financial Services Ltd.	5,852,795	26,455,557
Eicher Motors Ltd.	77,102	31,307,680
Godrej Consumer Products Ltd.	1,873,264	36,034,200
HDFC Bank Ltd.	920,397	29,114,755
Housing Development Finance Corp. Ltd.	2,429,446	70,791,416
Indraprastha Gas Ltd.	6,770,761	30,060,952
IndusInd Bank Ltd.	1,082,222	31,539,515
Kotak Mahindra Bank Ltd.	1,567,148	29,915,679
Larsen & Toubro Ltd.	1,861,494	35,410,804
Maruti Suzuki India Ltd.	311,295	43,290,967
Motherson Sumi Systems Ltd.	6,438,109	30,290,898
Pidilite Industries Ltd. (a)	1,677,927	27,535,307
Reliance Industries Ltd.	4,572,418	79,212,500
Titan Co. Ltd.	2,396,781	31,941,326
Ultratech Cemco Ltd.	542,166	33,212,617

TOTAL INDIA		638,082,269

Indonesia - 1.6%
PT Bank Central Asia Tbk	25,588,900	41,302,472
PT Bank Rakyat Indonesia Tbk	176,062,100	37,483,401

TOTAL INDONESIA		78,785,873

Ireland - 0.6%
Accenture PLC Class A	182,800	29,125,524
Japan - 1.0%
Keyence Corp.	49,200	25,921,138
Misumi Group, Inc.	989,800	25,157,730

TOTAL JAPAN		51,078,868

Kenya - 0.6%
Safaricom Ltd.	98,057,300	27,333,045
Korea (South) - 6.5%
LG Chemical Ltd.	134,127	45,171,962
LG Household & Health Care Ltd.	32,430	35,241,452
Samsung Electronics Co. Ltd.	5,830,127	242,164,920

TOTAL KOREA (SOUTH)		322,578,334

Mexico - 2.7%
Embotelladoras Arca S.A.B. de CV	4,264,300	28,307,022
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,070,857	29,018,489
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,751,720	31,165,395
Wal-Mart de Mexico SA de CV Series V	14,995,000	43,791,651

TOTAL MEXICO		132,282,557

Netherlands - 1.2%
ASML Holding NV (Netherlands)	140,800	30,154,910
Yandex NV Series A (a)	818,200	29,422,472

TOTAL NETHERLANDS		59,577,382

Philippines - 2.7%
Ayala Corp.	1,703,545	32,101,131
Ayala Land, Inc.	41,337,600	31,852,135
SM Investments Corp.	1,849,493	33,141,910
SM Prime Holdings, Inc.	49,659,800	35,360,887

TOTAL PHILIPPINES		132,456,063

Russia - 2.7%
Alrosa Co. Ltd.	19,286,500	30,031,665
NOVATEK OAO GDR (Reg. S)	259,922	41,353,590
Sberbank of Russia	18,149,410	62,196,494

TOTAL RUSSIA		133,581,749

South Africa - 5.4%
Capitec Bank Holdings Ltd.	441,200	31,882,668
Discovery Ltd.	2,516,185	32,485,396
FirstRand Ltd.	8,333,700	43,840,926
Mondi Ltd.	1,074,666	29,469,558
Naspers Ltd. Class N	530,712	130,667,804

TOTAL SOUTH AFRICA		268,346,352

Spain - 0.6%
Amadeus IT Holding SA Class A	350,400	29,911,038
Sweden - 0.6%
Hexagon AB (B Shares)	469,400	28,624,327
Switzerland - 0.6%
Sika AG	212,520	30,241,951
Taiwan - 5.4%
Formosa Chemicals & Fibre Corp.	6,140,000	24,193,780
Formosa Plastics Corp.	7,218,000	26,553,252
Taiwan Semiconductor Manufacturing Co. Ltd.	27,298,000	218,502,499

TOTAL TAIWAN		269,249,531

Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	17,110,100	34,071,059
C.P. ALL PCL (For. Reg.)	15,350,000	34,603,246

TOTAL THAILAND		68,674,305

United Kingdom - 1.1%
NMC Health PLC	577,500	28,773,590
Prudential PLC	1,136,941	26,824,462

TOTAL UNITED KINGDOM		55,598,052

United States of America - 9.0%
A.O. Smith Corp.	441,100	26,258,683
Alphabet, Inc. Class A (a)	23,760	29,158,747
Amphenol Corp. Class A	316,100	29,558,511
Estee Lauder Companies, Inc. Class A	183,200	24,721,008
Hilton Worldwide Holdings, Inc.	323,500	25,446,510
Marriott International, Inc. Class A	196,400	25,107,776
MasterCard, Inc. Class A	133,300	26,393,400
MercadoLibre, Inc.	76,800	26,335,488
Moody's Corp.	161,600	27,652,992
MSCI, Inc.	163,100	27,105,589
NVIDIA Corp.	105,200	25,759,272
S&P Global, Inc.	138,400	27,740,896
Sherwin-Williams Co.	70,400	31,027,392
TransDigm Group, Inc.	74,300	27,902,622
Visa, Inc. Class A	216,500	29,604,210
Yum China Holdings, Inc.	1,007,800	36,361,424

TOTAL UNITED STATES OF AMERICA		446,134,520

TOTAL COMMON STOCKS
(Cost $3,426,657,114)		4,750,618,401

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA
(Cost $43,570,593)	5,255,810	63,014,267

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.96% (c)	91,464,171	91,482,464
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	17,760,590	17,762,366
TOTAL MONEY MARKET FUNDS
(Cost $109,244,830)		109,244,830
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,579,472,537)		4,922,877,498
NET OTHER ASSETS (LIABILITIES) - 0.5%		25,981,794
NET ASSETS - 100%		$4,948,859,292

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$661,634
Fidelity Securities Lending Cash Central Fund	264,309
Total	$925,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$829,002,642	$800,232,163	$28,770,479	$--
Consumer Staples	335,876,220	335,876,220	--	--
Energy	120,566,090	120,566,090	--	--
Financials	877,972,163	759,836,452	118,135,711	--
Health Care	168,005,924	168,005,924	--	--
Industrials	410,381,923	410,381,923	--	--
Information Technology	1,539,774,468	1,020,861,667	518,912,801	--
Materials	378,608,962	378,608,962	--	--
Real Estate	67,213,022	67,213,022	--	--
Telecommunication Services	27,333,045	27,333,045	--	--
Utilities	58,898,209	58,898,209	--	--
Money Market Funds	109,244,830	109,244,830	--	--
Total Investments in Securities:	$4,922,877,498	$4,257,058,507	$665,818,991	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2018

DIF-QTLY-0918
1.804871.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 1.1%
Amcor Ltd.	4,500,980	$50,394,127
Bapcor Ltd.	734,775	3,810,390
CSL Ltd.	519,710	75,914,767
Magellan Financial Group Ltd.	2,689,990	49,323,673

TOTAL AUSTRALIA		179,442,957

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC	11,689,345	51,321,832
Shire PLC	1,876,787	106,890,836
Wolseley PLC	2,019,395	159,298,470

TOTAL BAILIWICK OF JERSEY		317,511,138

Belgium - 1.1%
KBC Groep NV	1,930,828	148,473,831
Umicore SA	463,507	27,100,096

TOTAL BELGIUM		175,573,927

Bermuda - 1.3%
Credicorp Ltd. (United States)	324,300	74,190,111
Hiscox Ltd.	3,652,900	76,617,930
IHS Markit Ltd. (a)	1,049,900	55,676,197

TOTAL BERMUDA		206,484,238

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,605,581	165,609,767
CCL Industries, Inc. Class B	336,600	17,077,757
Cenovus Energy, Inc.	9,259,603	92,891,432
Constellation Software, Inc.	51,351	37,226,070
Fairfax India Holdings Corp. (a)(b)	4,175,000	67,217,500
PrairieSky Royalty Ltd.	698,398	13,250,154
Suncor Energy, Inc.	4,676,300	196,923,330

TOTAL CANADA		590,196,010

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	466,000	87,249,180
Ascletis Pharma, Inc. (a)	11,591,000	20,674,349
ENN Energy Holdings Ltd.	2,901,000	29,512,470
NetEase, Inc. ADR	141,200	36,429,600
Shenzhou International Group Holdings Ltd.	685,000	8,399,902
Zai Lab Ltd. ADR	538,827	11,811,088
ZTO Express (Cayman), Inc. sponsored ADR	476,200	9,443,046

TOTAL CAYMAN ISLANDS		203,519,635

China - 1.0%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,562,080	15,791,162
Kweichow Moutai Co. Ltd. (A Shares)	484,010	51,610,114
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,627,000	33,640,453
Shanghai International Airport Co. Ltd. (A Shares)	4,446,338	39,335,475
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,545,560	17,737,131

TOTAL CHINA		158,114,335

Curacao - 0.3%
Schlumberger Ltd.	725,300	48,972,256
Denmark - 0.4%
Netcompany Group A/S	535,765	19,488,325
NNIT A/S (b)	287,600	7,464,679
Novozymes A/S Series B	833,700	43,892,374
SimCorp A/S	24,972	2,131,763

TOTAL DENMARK		72,977,141

Finland - 0.4%
Sampo Oyj (A Shares)	1,268,600	64,470,190
France - 7.5%
Aeroports de Paris	259,400	58,057,245
Amundi SA (b)	1,648,413	113,803,836
BNP Paribas SA	2,179,700	141,893,489
Capgemini SA	830,600	106,644,580
Compagnie de St. Gobain	380,100	16,923,193
Danone SA	216,900	17,029,316
Eiffage SA	294,400	32,952,246
Elis SA	2,285,100	52,533,126
Kering SA	99,185	52,887,783
LVMH Moet Hennessy - Louis Vuitton SA	480,338	167,392,070
Maisons du Monde SA (b)	562,606	17,210,228
Sanofi SA	2,097,432	182,468,846
Societe Generale Series A	1,687,300	75,250,164
SR Teleperformance SA	207,500	38,045,972
Thales SA	374,000	49,178,535
VINCI SA	1,089,500	109,564,587

TOTAL FRANCE		1,231,835,216

Germany - 7.2%
adidas AG	408,102	90,265,042
Allianz SE	76,600	16,948,107
Aumann AG (b)	301,600	21,054,755
Axel Springer Verlag AG	647,303	48,367,429
Bayer AG	1,367,876	152,281,767
Deutsche Borse AG	305,800	40,300,299
Deutsche Post AG	2,260,319	79,847,122
Fresenius SE & Co. KGaA	1,524,200	117,668,983
Hannover Reuck SE	362,800	48,363,381
Linde AG	495,000	122,190,644
Merck KGaA	85,212	8,756,596
Morphosys AG (a)	112,100	14,733,857
Morphosys AG sponsored ADR	692,400	22,634,556
Puma AG	8,726	4,377,408
Rational AG	28,608	19,603,320
SAP SE	1,786,289	207,899,077
Scout24 AG (b)	693,700	36,097,425
Symrise AG	789,900	71,381,184
Vonovia SE	993,900	48,127,405
Wirecard AG	95,300	17,802,389

TOTAL GERMANY		1,188,700,746

Hong Kong - 1.9%
AIA Group Ltd.	23,239,400	202,814,213
BOC Hong Kong (Holdings) Ltd.	8,870,500	42,945,197
Techtronic Industries Co. Ltd.	10,893,500	60,650,136

TOTAL HONG KONG		306,409,546

India - 4.4%
Adani Ports & Special Economic Zone Ltd.	5,899,236	34,446,678
Axis Bank Ltd.	4,220,805	33,934,138
Future Retail Ltd.	623,777	4,871,037
Godrej Consumer Products Ltd.	832,727	16,018,378
HDFC Asset Management Co. Ltd. (a)	127,340	2,046,071
HDFC Bank Ltd.	6,420,497	203,098,441
Housing Development Finance Corp. Ltd.	6,630,847	193,215,675
Kajaria Ceramics Ltd.	1,306,007	8,468,252
Kotak Mahindra Bank Ltd.	2,387,505	45,575,678
LIC Housing Finance Ltd.	3,114,373	24,067,471
Motherson Sumi Systems Ltd.	1,881,915	8,854,292
Reliance Industries Ltd.	8,261,612	143,124,041

TOTAL INDIA		717,720,152

Indonesia - 0.8%
PT Bank Central Asia Tbk	41,879,900	67,597,411
PT Bank Rakyat Indonesia Tbk	298,584,400	63,568,246

TOTAL INDONESIA		131,165,657

Ireland - 2.9%
Allergan PLC	117,200	21,575,348
CRH PLC	2,249,400	76,838,619
DCC PLC (United Kingdom)	533,889	49,403,298
Kerry Group PLC Class A	859,100	91,116,185
Kingspan Group PLC (Ireland)	1,719,000	79,841,675
Paddy Power Betfair PLC (Ireland)	153,500	16,737,930
Ryanair Holdings PLC sponsored ADR (a)	1,394,499	146,980,195

TOTAL IRELAND		482,493,250

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	705,900	79,533,753
Frutarom Industries Ltd.	130,149	13,138,237

TOTAL ISRAEL		92,671,990

Italy - 0.7%
Intesa Sanpaolo SpA	26,360,300	80,784,801
Prada SpA	8,750,600	41,640,060

TOTAL ITALY		122,424,861

Japan - 17.2%
Bandai Namco Holdings, Inc.	613,700	24,506,287
Daikin Industries Ltd.	936,100	111,892,009
East Japan Railway Co.	448,100	41,911,760
GMO Internet, Inc.	846,100	17,941,270
Hoya Corp.	3,264,900	195,634,128
Itochu Corp.	1,515,000	26,900,942
Kao Corp.	1,128,500	82,439,175
Keyence Corp.	385,120	202,901,392
Mercari, Inc. (a)(c)	71,900	3,028,654
Minebea Mitsumi, Inc.	6,745,900	121,069,508
Misumi Group, Inc.	1,861,000	47,301,006
Mitsubishi UFJ Financial Group, Inc.	23,946,800	146,958,302
Morinaga & Co. Ltd.	932,700	43,208,747
Nabtesco Corp.	657,500	20,316,259
Nidec Corp.	657,400	95,127,952
Nintendo Co. Ltd.	40,200	13,595,120
Nissan Chemical Corp.	358,600	16,076,613
Nitori Holdings Co. Ltd.	815,100	122,941,122
Olympus Corp.	1,262,600	51,257,504
ORIX Corp.	11,508,700	186,296,534
Outsourcing, Inc.	1,314,700	28,254,028
PALTAC Corp.	578,800	30,540,804
Panasonic Corp.	3,488,000	44,817,704
Recruit Holdings Co. Ltd.	5,279,000	144,652,369
Renesas Electronics Corp. (a)	7,192,500	64,067,701
Seria Co. Ltd. (c)	310,600	14,277,905
Shin-Etsu Chemical Co. Ltd.	592,200	59,907,907
Shiseido Co. Ltd.	525,300	38,699,119
SMC Corp.	205,900	69,016,966
SoftBank Corp.	1,472,100	122,953,058
Sony Corp.	2,789,200	149,910,704
Start Today Co. Ltd.	1,979,800	79,411,555
Subaru Corp.	1,177,600	34,415,860
Sundrug Co. Ltd.	661,100	26,428,628
Suzuki Motor Corp.	1,263,000	74,287,034
Temp Holdings Co., Ltd.	1,041,600	22,673,652
Tsubaki Nakashima Co. Ltd.	582,600	13,760,646
Tsuruha Holdings, Inc.	1,115,900	137,123,517
Welcia Holdings Co. Ltd.	1,923,100	97,518,016

TOTAL JAPAN		2,824,021,457

Korea (South) - 0.4%
Cafe24 Corp. (a)	107,400	15,432,836
LG Chemical Ltd.	147,738	49,755,943

TOTAL KOREA (SOUTH)		65,188,779

Liberia - 0.1%
Royal Caribbean Cruises Ltd.	83,700	9,438,012
Luxembourg - 0.8%
B&M European Value Retail S.A.	21,033,863	113,938,203
Samsonite International SA	6,493,200	24,569,603

TOTAL LUXEMBOURG		138,507,806

Netherlands - 5.6%
Adyen BV (b)	38,339	24,496,046
ASML Holding NV	770,700	164,929,800
ING Groep NV (Certificaten Van Aandelen)	6,859,700	104,862,605
Koninklijke Philips Electronics NV	2,446,300	107,391,480
LyondellBasell Industries NV Class A	506,900	56,159,451
Philips Lighting NV (b)	518,000	14,367,757
RELX NV	5,072,799	110,326,779
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,419,057	197,248,673
Wolters Kluwer NV	1,878,700	113,269,991
Yandex NV Series A (a)	850,700	30,591,172

TOTAL NETHERLANDS		923,643,754

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	4,816,028	39,949,299
Norway - 1.8%
Equinor ASA	9,447,400	250,875,891
Schibsted ASA (A Shares)	1,249,400	43,195,528

TOTAL NORWAY		294,071,419

South Africa - 0.7%
Capitec Bank Holdings Ltd.	242,100	17,495,000
Naspers Ltd. Class N	396,879	97,716,478

TOTAL SOUTH AFRICA		115,211,478

Spain - 2.2%
Aedas Homes SAU (b)	460,353	16,310,908
Amadeus IT Holding SA Class A	1,743,100	148,795,461
CaixaBank SA	23,834,800	109,661,008
Masmovil Ibercom SA (a)	183,980	20,803,749
Neinor Homes SLU (a)(b)	795,600	15,071,425
Prosegur Cash SA (b)	18,779,274	50,506,951

TOTAL SPAIN		361,149,502

Sweden - 2.3%
Alfa Laval AB	1,207,600	33,194,425
ASSA ABLOY AB (B Shares)	4,500,700	88,846,032
Coor Service Management Holding AB (b)	4,196,300	34,838,126
Essity AB Class B	1,333,900	33,359,067
HEXPOL AB (B Shares)	3,192,000	34,305,210
Indutrade AB	748,700	19,686,162
Nordea Bank AB	13,135,900	139,710,719

TOTAL SWEDEN		383,939,741

Switzerland - 4.4%
Credit Suisse Group AG	6,588,663	105,962,346
Julius Baer Group Ltd.	1,272,930	69,832,511
Lonza Group AG	227,577	70,170,437
Roche Holding AG (participation certificate)	744,684	182,929,026
Sika AG	916,886	130,474,410
Swatch Group AG (Bearer)	126,060	56,642,018
TE Connectivity Ltd.	272,900	25,535,253
UBS Group AG	5,256,387	86,611,073

TOTAL SWITZERLAND		728,157,074

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,486,800	143,691,028
United Microelectronics Corp.	27,908,000	15,999,613

TOTAL TAIWAN		159,690,641

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,072,300	41,066,051
United Kingdom - 15.5%
Admiral Group PLC	1,584,500	41,199,560
Aon PLC	231,400	33,217,470
Ascential PLC	6,597,673	36,371,058
Ashtead Group PLC	1,077,600	33,111,195
AstraZeneca PLC (United Kingdom)	2,380,139	183,214,238
Beazley PLC	2,081,600	15,327,665
BP PLC sponsored ADR	912,200	41,131,098
British American Tobacco PLC sponsored ADR	4,635,900	253,954,602
Bunzl PLC	3,059,970	90,970,636
Coca-Cola European Partners PLC	1,080,400	44,555,696
Compass Group PLC	4,548,888	97,888,691
Cranswick PLC	386,346	16,602,403
DS Smith PLC	4,973,709	32,902,338
Essentra PLC	1,972,424	12,457,811
Halma PLC	1,839,256	33,966,604
Hastings Group Holdings PLC (b)	13,067,778	42,708,759
Indivior PLC (a)	12,028,300	48,278,925
Informa PLC	2,860,593	29,639,376
ITV PLC (a)	16,689,200	36,111,067
John Wood Group PLC	4,215,200	35,951,230
LivaNova PLC (a)	262,800	28,942,164
Lloyds Banking Group PLC	135,515,600	111,079,202
London Stock Exchange Group PLC	1,843,400	106,387,819
Melrose Industries PLC	41,205,752	116,768,672
Micro Focus International PLC	4,050,595	66,095,372
Ocado Group PLC (a)(c)	238,900	3,468,064
Prudential PLC	11,072,281	261,234,289
Reckitt Benckiser Group PLC	2,042,587	182,097,968
Spectris PLC	1,640,500	49,847,466
St. James's Place Capital PLC	7,962,900	125,995,296
Standard Chartered PLC (United Kingdom)	7,882,757	71,184,007
Standard Life PLC	16,962,731	69,531,823
Tesco PLC	36,769,919	125,569,567
The Weir Group PLC	2,780,600	71,113,947

TOTAL UNITED KINGDOM		2,548,876,078

United States of America - 6.8%
Alphabet, Inc. Class C (a)	108,803	132,441,540
Amgen, Inc.	572,000	112,426,600
Becton, Dickinson & Co.	205,500	51,451,035
Boston Scientific Corp. (a)	2,174,528	73,085,886
Citigroup, Inc.	1,230,700	88,475,023
Coty, Inc. Class A	4,388,200	58,845,762
DowDuPont, Inc.	764,700	52,588,419
FleetCor Technologies, Inc. (a)	115,600	25,085,200
MasterCard, Inc. Class A	751,000	148,698,000
Oceaneering International, Inc.	979,300	26,793,648
Pinduoduo, Inc. ADR	716,934	16,195,539
Quintiles Transnational Holdings, Inc. (a)	301,700	36,789,298
S&P Global, Inc.	542,000	108,638,480
Valero Energy Corp.	361,100	42,736,185
Visa, Inc. Class A	1,037,500	141,867,750

TOTAL UNITED STATES OF AMERICA		1,116,118,365

TOTAL COMMON STOCKS
(Cost $12,054,552,857)		16,039,712,701

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	582,000	72,990,243
Jungheinrich AG	497,700	18,320,903
Sartorius AG (non-vtg.)	197,584	32,115,234
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $75,589,545)		123,426,380

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (d)	202,617,181	202,657,704
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	8,716,382	8,717,253
TOTAL MONEY MARKET FUNDS
(Cost $211,352,461)		211,374,957
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $12,341,494,863)		16,374,514,038
NET OTHER ASSETS (LIABILITIES) - 0.5%		76,576,912
NET ASSETS - 100%		$16,451,090,950

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $461,148,395 or 2.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,348,312
Fidelity Securities Lending Cash Central Fund	3,553,558
Total	$7,901,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,690,260,790	$1,219,437,418	$470,823,372	$--
Consumer Staples	1,752,024,943	1,108,941,125	643,083,818	--
Energy	892,649,265	892,649,265	--	--
Financials	4,044,082,799	2,716,064,653	1,328,018,146	--
Health Care	1,990,039,219	1,002,931,173	987,108,046	--
Industrials	2,524,534,306	1,799,087,785	725,446,521	--
Information Technology	2,113,877,197	1,810,288,015	303,589,182	--
Materials	917,962,972	765,139,833	152,823,139	--
Real Estate	64,438,313	64,438,313	--	--
Telecommunication Services	143,756,807	20,803,749	122,953,058	--
Utilities	29,512,470	29,512,470	--	--
Money Market Funds	211,374,957	211,374,957	--	--
Total Investments in Securities:	$16,374,514,038	$11,640,668,756	$4,733,845,282	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$550,071,197
Level 2 to Level 1	$2,068,649,687

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2018

IVF-QTLY-0918
1.804818.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.9%
Aristocrat Leisure Ltd.	565,333	$13,524,456
CSL Ltd.	129,889	18,973,068
realestate.com.au Ltd.	183,363	11,824,724

TOTAL AUSTRALIA		44,322,248

Bailiwick of Jersey - 1.1%
Experian PLC	540,800	13,302,159
Wolseley PLC	167,823	13,238,592

TOTAL BAILIWICK OF JERSEY		26,540,751

Belgium - 1.2%
KBC Groep NV	187,120	14,388,865
Umicore SA	231,335	13,525,579

TOTAL BELGIUM		27,914,444

Bermuda - 1.1%
Credicorp Ltd. (United States)	58,452	13,372,064
Hiscox Ltd.	613,412	12,866,040

TOTAL BERMUDA		26,238,104

Canada - 3.1%
Canadian National Railway Co.	218,184	19,476,132
Canadian Pacific Railway Ltd.	76,111	15,094,066
CCL Industries, Inc. Class B	249,532	12,660,270
Constellation Software, Inc.	18,409	13,345,304
Waste Connection, Inc. (Canada)	161,059	12,494,964

TOTAL CANADA		73,070,736

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	192,145	35,975,308
New Oriental Education & Technology Group, Inc. sponsored ADR	154,747	13,314,432
Sands China Ltd.	2,501,200	12,873,976
Shenzhou International Group Holdings Ltd.	1,062,000	13,022,914
Sunny Optical Technology Group Co. Ltd.	713,500	11,771,902
TAL Education Group ADR (a)	407,500	13,035,925
Tencent Holdings Ltd.	880,900	40,093,634

TOTAL CAYMAN ISLANDS		140,088,091

China - 4.7%
China International Travel Service Corp. Ltd. (A Shares)	1,106,000	11,401,409
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,321,500	11,783,503
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	630,700	11,882,271
Kweichow Moutai Co. Ltd. (A Shares)	112,300	11,974,579
Midea Group Co. Ltd. Class A	1,768,800	12,361,115
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,883,000	17,464,840
Shanghai International Airport Co. Ltd. (A Shares)	1,328,800	11,755,512
Shenzhen Inovance Technology Co. Ltd. Class A	2,866,300	11,229,255
Yunnan Baiyao Group Co. Ltd.	784,739	11,473,843

TOTAL CHINA		111,326,327

Denmark - 1.2%
DONG Energy A/S (b)	217,500	13,413,390
DSV de Sammensluttede Vognmaend A/S	167,100	14,012,952

TOTAL DENMARK		27,426,342

Finland - 0.6%
Neste Oyj	168,300	13,898,129
France - 9.2%
Aeroports de Paris	57,542	12,878,682
Air Liquide SA	141,600	18,104,146
Eiffage SA	113,734	12,730,267
Hermes International SCA	22,611	14,319,998
Kering SA	30,196	16,101,220
L'Oreal SA	75,800	18,569,395
Legrand SA	185,449	13,627,155
LVMH Moet Hennessy - Louis Vuitton SA	65,629	22,870,925
Orpea	84,165	11,578,918
Pernod Ricard SA	94,785	15,289,942
Safran SA	131,700	16,332,060
SR Teleperformance SA	72,494	13,292,071
Thales SA	97,733	12,851,245
VINCI SA	174,014	17,499,561

TOTAL FRANCE		216,045,585

Germany - 8.2%
adidas AG	72,511	16,038,168
Allianz SE	105,156	23,266,255
CTS Eventim AG	253,760	11,964,325
Deutsche Borse AG	112,500	14,825,976
Deutsche Wohnen AG (Bearer)	286,100	13,937,396
Hannover Reuck SE	100,300	13,370,582
Infineon Technologies AG	576,300	15,262,024
Linde AG	70,200	17,328,855
SAP SE	209,605	24,395,093
Symrise AG	145,000	13,103,268
Vonovia SE	298,800	14,468,728
Wirecard AG	79,711	14,890,307

TOTAL GERMANY		192,850,977

Hong Kong - 2.7%
AIA Group Ltd.	2,763,400	24,116,664
CSPC Pharmaceutical Group Ltd.	4,807,000	12,554,831
Galaxy Entertainment Group Ltd.	1,775,000	14,258,254
Techtronic Industries Co. Ltd.	2,294,000	12,771,966

TOTAL HONG KONG		63,701,715

India - 6.4%
Adani Ports & Special Economic Zone Ltd.	2,136,528	12,475,563
Asian Paints Ltd.	635,744	13,478,219
Eicher Motors Ltd.	29,136	11,830,829
Godrej Consumer Products Ltd.	669,967	12,887,519
HDFC Bank Ltd.	393,382	12,443,783
Housing Development Finance Corp. Ltd.	597,704	17,416,445
IndusInd Bank Ltd.	423,271	12,335,512
Kotak Mahindra Bank Ltd.	618,164	11,800,287
Maruti Suzuki India Ltd.	95,454	13,274,534
Reliance Industries Ltd.	1,038,313	17,987,719
Titan Co. Ltd.	1,020,119	13,594,881

TOTAL INDIA		149,525,291

Indonesia - 0.6%
PT Bank Central Asia Tbk	8,954,300	14,452,936
Ireland - 2.1%
Accenture PLC Class A	76,975	12,264,427
DCC PLC (United Kingdom)	135,700	12,556,969
Kerry Group PLC Class A	131,600	13,957,502
Kingspan Group PLC (Ireland)	246,508	11,449,454

TOTAL IRELAND		50,228,352

Italy - 0.5%
FinecoBank SpA	984,744	11,572,680
Japan - 8.8%
Daikin Industries Ltd.	128,400	15,347,649
Kao Corp.	208,800	15,253,256
Keyence Corp.	33,980	17,902,444
Kose Corp.	62,900	12,032,652
Misumi Group, Inc.	508,300	12,919,453
Nidec Corp.	102,600	14,846,559
Nihon M&A Center, Inc.	493,600	13,137,357
Nissan Chemical Corp.	278,200	12,472,152
Nitori Holdings Co. Ltd.	87,500	13,197,581
OBIC Co. Ltd.	15,500	1,327,997
Recruit Holdings Co. Ltd.	532,200	14,583,063
Relo Group, Inc.	468,200	12,666,503
Shiseido Co. Ltd.	207,100	15,257,163
Start Today Co. Ltd.	313,500	12,574,766
Tsuruha Holdings, Inc.	97,900	12,030,103
Unicharm Corp.	401,800	12,206,901

TOTAL JAPAN		207,755,599

Kenya - 0.5%
Safaricom Ltd.	41,255,800	11,499,875
Korea (South) - 0.5%
LG Household & Health Care Ltd.	11,569	12,571,951
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	711,440	12,657,450
Netherlands - 4.5%
ASML Holding NV (Netherlands)	102,460	21,943,694
Ferrari NV	101,600	13,520,118
Heineken NV (Bearer)	157,500	15,938,299
Interxion Holding N.V. (a)	185,533	12,037,381
RELX NV	752,799	16,372,399
Wolters Kluwer NV	236,100	14,234,867
Yandex NV Series A (a)	333,000	11,974,680

TOTAL NETHERLANDS		106,021,438

Philippines - 0.6%
SM Prime Holdings, Inc.	19,691,500	14,021,581
South Africa - 2.2%
Capitec Bank Holdings Ltd.	172,021	12,430,844
FirstRand Ltd.	2,741,300	14,421,101
Naspers Ltd. Class N	96,157	23,675,033

TOTAL SOUTH AFRICA		50,526,978

Spain - 0.7%
Amadeus IT Holding SA Class A	193,600	16,526,190
Sweden - 1.8%
Alfa Laval AB	455,000	12,507,008
Atlas Copco AB (A Shares)	540,000	15,463,752
Hexagon AB (B Shares)	243,000	14,818,303

TOTAL SWEDEN		42,789,063

Switzerland - 4.0%
Geberit AG (Reg.)	30,670	13,681,704
Givaudan SA	5,903	13,849,082
Lonza Group AG	49,676	15,316,955
Partners Group Holding AG	17,138	13,024,638
Schindler Holding AG (participation certificate)	53,700	12,517,255
SGS SA (Reg.)	4,852	12,672,092
Sika AG	98,450	14,009,600

TOTAL SWITZERLAND		95,071,326

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	814,962	33,584,584
United Kingdom - 9.4%
Ashtead Group PLC	445,900	13,701,078
Beazley PLC	1,740,800	12,818,216
Bunzl PLC	416,442	12,380,511
Compass Group PLC	720,488	15,504,367
Croda International PLC	196,700	13,270,379
Diageo PLC	569,222	20,883,333
Halma PLC	663,000	12,244,005
Hargreaves Lansdown PLC	484,700	13,207,366
InterContinental Hotel Group PLC	211,027	13,037,613
Intertek Group PLC	167,000	12,888,716
London Stock Exchange Group PLC	236,600	13,654,854
NMC Health PLC	255,300	12,720,169
Prudential PLC	784,054	18,498,609
Rentokil Initial PLC	2,659,700	11,844,926
Rightmove PLC	180,438	11,536,179
St. James's Place Capital PLC	825,700	13,064,878

TOTAL UNITED KINGDOM		221,255,199

United States of America - 12.8%
A.O. Smith Corp.	210,392	12,524,636
Adobe Systems, Inc. (a)	49,080	12,008,894
Alphabet, Inc. Class A (a)	9,759	11,976,440
Amazon.com, Inc. (a)	6,800	12,086,592
Amphenol Corp. Class A	127,128	11,887,739
Estee Lauder Companies, Inc. Class A	89,700	12,104,118
FleetCor Technologies, Inc. (a)	56,200	12,195,400
Global Payments, Inc.	105,204	11,842,814
HEICO Corp. Class A	187,762	12,157,590
Hilton Worldwide Holdings, Inc.	156,606	12,318,628
Marriott International, Inc. Class A	94,800	12,119,232
Marsh & McLennan Companies, Inc.	140,700	11,728,752
MasterCard, Inc. Class A	61,753	12,227,094
Microsoft Corp.	116,900	12,400,752
Moody's Corp.	70,692	12,096,815
MSCI, Inc.	70,464	11,710,412
Northrop Grumman Corp.	41,800	12,560,482
NVIDIA Corp.	48,020	11,758,177
S&P Global, Inc.	59,245	11,875,068
Sherwin-Williams Co.	27,514	12,126,245
SS&C Technologies Holdings, Inc.	16,700	886,269
The Booking Holdings, Inc. (a)	5,684	11,531,244
Thermo Fisher Scientific, Inc.	51,200	12,007,936
TransDigm Group, Inc.	33,500	12,580,590
UnitedHealth Group, Inc.	46,200	11,698,764
Visa, Inc. Class A	88,526	12,105,045

TOTAL UNITED STATES OF AMERICA		302,515,728

TOTAL COMMON STOCKS
(Cost $1,900,646,867)		2,315,999,670

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $14,962,428)	1,372,193	16,452,594

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $32,089,014)	32,082,598	32,089,014
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,947,698,309)		2,364,541,278
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,649,771)
NET ASSETS - 100%		$2,355,891,507

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,413,390 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$229,684
Fidelity Securities Lending Cash Central Fund	201,972
Total	$431,656

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$364,293,672	$341,422,747	$22,870,925	$--
Consumer Staples	212,838,984	161,445,232	51,393,752	--
Energy	31,885,848	31,885,848	--	--
Financials	388,677,076	319,642,453	69,034,623	--
Health Care	106,324,484	106,324,484	--	--
Industrials	539,706,625	493,403,514	46,303,111	--
Information Technology	454,790,307	353,095,862	101,694,445	--
Materials	153,927,795	123,351,497	30,576,298	--
Real Estate	55,094,208	55,094,208	--	--
Telecommunication Services	11,499,875	11,499,875	--	--
Utilities	13,413,390	13,413,390	--	--
Money Market Funds	32,089,014	32,089,014	--	--
Total Investments in Securities:	$2,364,541,278	$2,042,668,124	$321,873,154	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,179,918
Level 2 to Level 1	$85,052,700

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

July 31, 2018

NOR-QTLY-0918
1.804855.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Bermuda - 2.8%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$2,115,375
Vostok New Ventures Ltd. (depositary receipt) (a)	816,771	7,041,009

TOTAL BERMUDA		9,156,384

Canada - 1.5%
Lundin Mining Corp. (Sweden)	907,900	5,016,039
Denmark - 4.6%
A.P. Moller - Maersk A/S Series B	5,674	8,146,938
Netcompany Group A/S	4,700	170,961
SimCorp A/S	83,300	7,111,000

TOTAL DENMARK		15,428,899

Finland - 12.5%
Caverion Corp. (a)(b)	1,264,900	10,597,829
Kamux Corp. (b)	1,100,000	8,463,755
Nokian Tyres PLC	276,200	11,979,123
Olvi PLC (A Shares)	280,046	10,544,592

TOTAL FINLAND		41,585,299

Malta - 9.3%
Kambi Group PLC (a)	1,337,411	30,724,275
Norway - 10.3%
Schibsted ASA:
(A Shares)	289,600	10,012,346
(B Shares)	262,847	8,539,591
Skandiabanken ASA (b)(c)	755,400	7,316,312
Zalaris ASA (A Shares) (d)	1,688,300	8,237,983

TOTAL NORWAY		34,106,232

Sweden - 56.2%
AcadeMedia AB (a)(c)	954,143	5,588,382
Addlife AB	227,375	5,456,204
AddTech AB (B Shares)	580,200	13,144,148
AF AB (B Shares)	516,900	12,850,561
Alimak Group AB (c)	628,300	10,418,135
Arjo AB	4,634,900	15,734,397
Coor Service Management Holding AB (c)	565,300	4,693,180
Eltel AB (a)(b)(c)	4,842,050	13,050,977
Essity AB Class B	461,700	11,546,504
Getinge AB (B Shares)	1,609,400	17,351,528
Investor AB (B Shares)	307,650	13,414,498
Lagercrantz Group AB (B Shares)	447,800	4,690,392
Medicover AB Class B (a)	1,000,000	9,325,653
Momentum Group AB Class B	791,369	10,584,047
Nobia AB	1,156,600	8,701,186
Scandi Standard	882,800	5,672,522
Securitas AB (B Shares)	702,300	12,643,549
Swedish Match Co. AB	76,600	4,188,501
Systemair AB	698,679	7,508,875

TOTAL SWEDEN		186,563,239

United States of America - 2.6%
Autoliv, Inc. (depositary receipt)	57,200	5,826,067
Veoneer, Inc. unit (a)	57,200	2,938,079

TOTAL UNITED STATES OF AMERICA		8,764,146

TOTAL COMMON STOCKS
(Cost $290,443,750)		331,344,513

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.96% (e)	733,661	733,808
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	5,920,841	5,921,433
TOTAL MONEY MARKET FUNDS
(Cost $6,655,241)		6,655,241
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $297,098,991)		337,999,754
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(5,933,807)
NET ASSETS - 100%		$332,065,947

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,066,986 or 12.4% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,091
Fidelity Securities Lending Cash Central Fund	231,083
Total	$271,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Zalaris ASA (A Shares)	$10,024,798	$--	$--	$135,346	$--	$(1,786,815)	$8,237,983
Total	$10,024,798	$--	$--	$135,346	$--	$(1,786,815)	$8,237,983

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,772,804	$92,772,804	$--	$--
Consumer Staples	31,952,119	31,952,119	--	--
Financials	29,887,194	29,887,194	--	--
Health Care	47,867,782	47,867,782	--	--
Industrials	111,876,222	103,729,284	8,146,938	--
Information Technology	11,972,353	11,972,353	--	--
Materials	5,016,039	5,016,039	--	--
Money Market Funds	6,655,241	6,655,241	--	--
Total Investments in Securities:	$337,999,754	$329,852,816	$8,146,938	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$9,065,769
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

July 31, 2018

LAF-QTLY-0918
1.804841.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 74.8%
	Shares	Value
Argentina - 3.1%
Banco Macro SA sponsored ADR	141,499	$9,665,797
Bolsas y Mercados Argentinos SA	444,352	6,226,439

TOTAL ARGENTINA		15,892,236

Bermuda - 4.1%
Credicorp Ltd. (United States)	90,881	20,790,846
Brazil - 37.2%
Azul SA sponsored ADR (a)	941,717	18,033,881
BTG Pactual Participations Ltd. unit	1,334,216	7,038,467
Companhia de Locacao das Americas	239,924	1,840,996
CVC Brasil Operadora e Agencia de Viagens SA	548,861	6,448,930
Estacio Participacoes SA	2,025,403	14,003,466
Grendene SA	4,634,979	9,619,931
Hapvida Participacoes e Investimentos SA	2,124,901	15,942,560
IRB Brasil Resseguros SA	766,427	10,904,325
Notre Dame Intermedica Participacoes SA	2,428,871	15,854,672
Qualicorp SA	3,349,621	17,893,561
Rumo SA (a)	2,982,112	11,798,781
Ser Educacional SA (b)	2,274,861	10,721,842
Smiles Fidelidade SA	851,534	11,616,055
Suzano Papel e Celulose SA	2,527,927	30,005,368
Vale SA	586,218	8,565,315

TOTAL BRAZIL		190,288,150

Israel - 2.0%
Ituran Location & Control Ltd.	295,003	10,044,852
Mexico - 20.5%
Banco del Bajio SA (b)	5,773,329	13,638,968
Credito Real S.A.B. de CV	14,635,664	20,644,746
Genomma Lab Internacional SA de CV (a)	19,735,269	15,745,648
Grupo Aeroportuario Norte S.A.B. de CV	1,748,674	10,636,862
Grupo Cementos de Chihuahua S.A.B. de CV	1,262,173	8,196,311
Promotora y Operadora de Infraestructura S.A.B. de CV	1,748,760	13,323,707
Qualitas Controladora S.A.B. de CV	4,349,535	11,647,613
Unifin Financiera SAPI de CV	4,022,269	11,192,063

TOTAL MEXICO		105,025,918

Panama - 4.9%
Copa Holdings SA Class A	147,655	14,372,738
Intergroup Financial Services Corp.	248,403	10,519,867

TOTAL PANAMA		24,892,605

Spain - 1.4%
Prosegur Cash SA (b)	2,774,079	7,460,899
United Kingdom - 1.6%
British American Tobacco PLC (United Kingdom)	150,097	8,251,180
TOTAL COMMON STOCKS
(Cost $333,912,190)		382,646,686

Nonconvertible Preferred Stocks - 24.6%
Brazil - 24.6%
Alpargatas SA (PN)	1,784,953	6,063,504
Itau Unibanco Holding SA	3,356,508	40,242,682
Itausa-Investimentos Itau SA (PN)	19,422,987	53,922,553
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,912,836	25,812,252
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $70,806,261)		126,040,991

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $3,683,078)	3,682,341	3,683,078
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $408,401,529)		512,370,755
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(365,445)
NET ASSETS - 100%		$512,005,310

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,821,709 or 6.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,095
Fidelity Securities Lending Cash Central Fund	46
Total	$66,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$72,112,696	$72,112,696	$--	$--
Consumer Staples	8,251,180	--	8,251,180	--
Energy	25,812,252	25,812,252	--	--
Financials	226,198,857	226,198,857	--	--
Health Care	49,493,881	49,493,881	--	--
Industrials	70,006,965	70,006,965	--	--
Information Technology	10,044,852	10,044,852	--	--
Materials	46,766,994	46,766,994	--	--
Money Market Funds	3,683,078	3,683,078	--	--
Total Investments in Securities:	$512,370,755	$504,119,575	$8,251,180	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2018

JPN-QTLY-0918
1.804854.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 1.7%
Akasol AG	6,030	$373,713
Bridgestone Corp.	123,900	4,887,409
DaikyoNishikawa Corp.	93,800	1,389,195
		6,650,317
Automobiles - 5.5%
Honda Motor Co. Ltd.	240,100	7,330,411
Subaru Corp.	150,700	4,404,272
Suzuki Motor Corp.	170,200	10,010,810
		21,745,493
Hotels, Restaurants & Leisure - 0.1%
Koshidaka Holdings Co. Ltd.	51,900	596,909
Household Durables - 8.3%
Panasonic Corp.	613,600	7,884,215
Rinnai Corp.	33,200	2,868,238
Sekisui Chemical Co. Ltd.	106,300	1,899,454
Sekisui House Ltd.	104,300	1,777,846
Sony Corp.	350,200	18,822,146
		33,251,899
Internet & Direct Marketing Retail - 0.6%
Start Today Co. Ltd.	63,500	2,547,042
Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	66,700	2,663,466
Media - 1.8%
Dentsu, Inc.	105,400	4,425,822
LIFULL Co. Ltd.	441,900	2,766,445
		7,192,267
Specialty Retail - 1.4%
Nitori Holdings Co. Ltd.	20,000	3,016,590
USS Co. Ltd.	127,000	2,403,363
		5,419,953

TOTAL CONSUMER DISCRETIONARY		80,067,346

CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 5.1%
Ain Holdings, Inc.	30,900	2,293,699
Nishimoto Co. Ltd.	24,700	1,201,699
San-A Co. Ltd.	42,700	1,959,048
Seven & i Holdings Co. Ltd.	165,900	6,775,338
Sundrug Co. Ltd.	49,100	1,962,858
Tsuruha Holdings, Inc.	19,600	2,408,478
Welcia Holdings Co. Ltd.	74,200	3,762,590
		20,363,710
Food Products - 1.3%
Japan Meat Co. Ltd.	66,100	1,246,746
Morinaga & Co. Ltd.	82,000	3,798,775
		5,045,521
Personal Products - 2.3%
Kao Corp.	80,100	5,851,465
Kose Corp.	16,900	3,232,938
		9,084,403

TOTAL CONSUMER STAPLES		34,493,634

FINANCIALS - 11.3%
Banks - 4.3%
Mitsubishi UFJ Financial Group, Inc.	2,281,700	14,002,487
Shinsei Bank Ltd.	211,700	3,334,291
		17,336,778
Capital Markets - 0.4%
SBI Holdings, Inc. Japan	53,500	1,456,938
Consumer Finance - 0.6%
AEON Financial Service Co. Ltd.	128,600	2,648,713
Diversified Financial Services - 3.2%
ORIX Corp.	785,600	12,716,863
Insurance - 2.8%
Sony Financial Holdings, Inc.	173,600	3,335,980
Tokio Marine Holdings, Inc.	161,800	7,697,791
		11,033,771

TOTAL FINANCIALS		45,193,063

HEALTH CARE - 9.0%
Biotechnology - 0.6%
PeptiDream, Inc. (a)(b)	39,000	1,515,494
Shire PLC	17,200	979,612
		2,495,106
Health Care Equipment & Supplies - 6.6%
Hoya Corp.	250,600	15,016,053
Nakanishi, Inc.	79,500	1,660,175
Olympus Corp.	153,100	6,215,368
Paramount Bed Holdings Co. Ltd.	76,500	3,232,683
		26,124,279
Health Care Providers & Services - 0.9%
Ship Healthcare Holdings, Inc.	92,000	3,566,784
Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co. Ltd.	86,500	3,652,283

TOTAL HEALTH CARE		35,838,452

INDUSTRIALS - 20.2%
Building Products - 2.6%
Daikin Industries Ltd.	55,500	6,633,914
Toto Ltd.	77,500	3,621,895
		10,255,809
Commercial Services & Supplies - 1.0%
Sohgo Security Services Co., Ltd.	87,900	4,017,073
Construction & Engineering - 1.8%
Mirait Holdings Corp.	183,100	2,809,995
Toshiba Plant Systems & Services Corp.	208,100	4,598,802
		7,408,797
Electrical Equipment - 2.6%
Nidec Corp.	70,500	10,201,583
Machinery - 3.7%
Minebea Mitsumi, Inc.	205,100	3,680,955
Misumi Group, Inc.	238,300	6,056,867
SMC Corp.	14,900	4,994,428
		14,732,250
Professional Services - 3.9%
Benefit One, Inc. (b)	129,400	3,714,833
Funai Soken Holdings, Inc.	60,000	1,306,086
Outsourcing, Inc.	200,700	4,313,215
Recruit Holdings Co. Ltd.	125,800	3,447,105
Temp Holdings Co., Ltd.	123,600	2,690,537
		15,471,776
Road & Rail - 3.0%
East Japan Railway Co.	105,200	9,839,583
Hitachi Transport System Ltd.	75,500	2,059,429
		11,899,012
Trading Companies & Distributors - 1.6%
Mitsui & Co. Ltd.	221,400	3,710,672
Trusco Nakayama Corp.	106,300	2,679,009
		6,389,681

TOTAL INDUSTRIALS		80,375,981

INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment & Components - 8.5%
Azbil Corp.	73,500	3,217,659
Dexerials Corp.	321,700	3,173,412
Iriso Electronics Co. Ltd.	31,200	1,819,291
Murata Manufacturing Co. Ltd.	22,800	3,976,211
Shimadzu Corp.	459,000	13,053,884
TDK Corp.	47,700	5,110,429
Topcon Corp.	213,900	3,693,967
		34,044,853
Internet Software & Services - 1.5%
DeNA Co. Ltd.	135,000	2,546,187
SMS Co., Ltd.	167,400	3,398,453
		5,944,640
IT Services - 1.8%
IT Holdings Corp.	54,200	2,598,149
ITOCHU Techno-Solutions Corp.	146,200	2,777,166
Otsuka Corp.	44,600	1,739,087
		7,114,402
Semiconductors & Semiconductor Equipment - 1.3%
Renesas Electronics Corp. (a)	307,900	2,742,641
Sumco Corp.	111,300	2,381,458
		5,124,099
Software - 1.3%
Nintendo Co. Ltd.	15,100	5,106,625

TOTAL INFORMATION TECHNOLOGY		57,334,619

MATERIALS - 8.9%
Chemicals - 8.2%
Axalta Coating Systems Ltd. (a)	82,200	2,486,550
Hitachi Chemical Co. Ltd.	116,100	2,292,615
JSR Corp.	193,000	3,695,506
Kansai Paint Co. Ltd.	148,200	3,400,986
KH Neochem Co. Ltd.	56,400	1,815,857
Nissan Chemical Corp.	72,700	3,259,258
Nitto Denko Corp.	28,600	2,075,105
Okamoto Industries, Inc.	113,000	1,298,618
Shin-Etsu Chemical Co. Ltd.	77,400	7,829,909
Tokyo Ohka Kogyo Co. Ltd.	63,800	2,308,018
Toray Industries, Inc.	274,400	2,126,549
		32,588,971
Construction Materials - 0.7%
Taiheiyo Cement Corp.	90,400	2,856,439

TOTAL MATERIALS		35,445,410

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Invincible Investment Corp.	5,176	2,284,448
Real Estate Management & Development - 0.8%
Tateru, Inc. (b)	191,200	3,183,959

TOTAL REAL ESTATE		5,468,407

TELECOMMUNICATION SERVICES - 5.9%
Wireless Telecommunication Services - 5.9%
SoftBank Corp.	282,100	23,561,614
TOTAL COMMON STOCKS
(Cost $308,483,987)		397,778,526

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.96% (c)	1,434,635	1,434,922
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	4,941,343	4,941,837
TOTAL MONEY MARKET FUNDS
(Cost $6,376,842)		6,376,759
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $314,860,829)		404,155,285
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(6,039,436)
NET ASSETS - 100%		$398,115,849

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,116
Fidelity Securities Lending Cash Central Fund	93,802
Total	$123,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$80,067,346	$20,524,415	$59,542,931	$--
Consumer Staples	34,493,634	21,866,831	12,626,803	--
Financials	45,193,063	16,822,514	28,370,549	--
Health Care	35,838,452	24,991,189	10,847,263	--
Industrials	80,375,981	49,441,857	30,934,124	--
Information Technology	57,334,619	42,189,920	15,144,699	--
Materials	35,445,410	17,298,150	18,147,260	--
Real Estate	5,468,407	5,468,407	--	--
Telecommunication Services	23,561,614	--	23,561,614	--
Money Market Funds	6,376,759	6,376,759	--	--
Total Investments in Securities:	$404,155,285	$204,980,042	$199,175,243	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$186,980,231

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2018

SEA-QTLY-0918
1.804844.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.9%
Blue Sky Alternative Investments Ltd.	1,183,786	$1,697,423
Netwealth Group Ltd. (a)	1,144,741	6,412,659
SpeedCast International Ltd.	1,464,414	6,745,516
Woodside Petroleum Ltd.	332,483	8,927,239

TOTAL AUSTRALIA		23,782,837

Bermuda - 4.0%
China Resource Gas Group Ltd.	3,884,000	18,407,935
Hongkong Land Holdings Ltd.	2,052,400	14,920,948
Man Wah Holdings Ltd.	6,098,400	4,490,830
Tai Cheung Holdings Ltd.	4,627,000	4,987,154
Vtech Holdings Ltd.	703,500	7,869,398

TOTAL BERMUDA		50,676,265

Cayman Islands - 21.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	410,300	76,820,469
Geely Automobile Holdings Ltd.	3,327,000	7,587,326
International Housewares Retail Co. Ltd.	12,661,400	3,145,569
JD.com, Inc. sponsored ADR (b)	375,200	13,454,672
NetEase, Inc. ADR	57,800	14,912,400
Shenzhou International Group Holdings Ltd.	1,436,000	17,609,137
Silergy Corp.	360,000	8,275,727
SITC International Holdings Co. Ltd.	8,433,000	8,186,909
Tencent Holdings Ltd.	2,040,800	92,885,778
Value Partners Group Ltd.	8,663,000	6,743,610
Xinyi Glass Holdings Ltd.	4,628,000	5,448,140
ZTO Express (Cayman), Inc. sponsored ADR	550,000	10,906,500

TOTAL CAYMAN ISLANDS		265,976,237

China - 17.0%
China Construction Bank Corp. (H Shares)	30,316,000	27,717,412
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,157,800	8,412,315
Gree Electric Appliances, Inc. of Zhuhai Class A	2,121,500	13,754,702
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,152,800	10,927,213
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,316,098	11,594,845
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	859,017	8,683,855
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	708,358	13,345,333
Kweichow Moutai Co. Ltd. (A Shares)	207,381	22,113,091
Midea Group Co. Ltd. Class A	1,009,100	7,052,013
PICC Property & Casualty Co. Ltd. (H Shares)	6,949,680	7,835,938
Qingdao Port International Co. Ltd. (c)	14,740,000	10,741,784
Shanghai International Airport Co. Ltd. (A Shares)	1,778,269	15,731,835
Shenzhen Expressway Co. (H Shares)	10,674,000	9,655,360
Shenzhen Inovance Technology Co. Ltd. Class A	1,378,788	5,401,655
Sinopec Engineering Group Co. Ltd. (H Shares)	5,556,000	5,662,851
Suofeiya Home Collection Co. Ltd. Class A	1,357,961	6,019,702
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,830,052	12,250,185
Yunnan Baiyao Group Co. Ltd.	1,018,905	14,897,636
Zhengzhou Yutong Bus Co. Ltd.	962,100	2,372,522

TOTAL CHINA		214,170,247

Hong Kong - 8.5%
AIA Group Ltd.	5,080,000	44,334,028
China Resources Beer Holdings Co. Ltd.	3,188,666	14,340,578
CSPC Pharmaceutical Group Ltd.	3,426,000	8,947,962
Dah Sing Banking Group Ltd.	4,444,800	9,434,310
Power Assets Holdings Ltd.	1,322,500	9,359,716
Sino Land Ltd.	4,792,000	8,229,806
Techtronic Industries Co. Ltd.	2,150,000	11,970,238

TOTAL HONG KONG		106,616,638

India - 17.1%
Adani Ports & Special Economic Zone Ltd.	1,187,844	6,936,030
Amara Raja Batteries Ltd.	524,656	6,313,728
Axis Bank Ltd.	1,718,957	13,819,952
Bharti Infratel Ltd.	1,332,884	5,580,941
CCL Products (India) Ltd.	1,559,930	6,038,292
Future Retail Ltd.	1,091,367	8,522,419
Gujarat Gas Ltd.	418,580	4,819,234
Havells India Ltd.	569,841	5,280,560
HDFC Asset Management Co. Ltd. (b)	2,035	32,698
HDFC Bank Ltd.	651,319	20,603,058
Housing Development Finance Corp. Ltd.	923,264	26,902,910
Indraprastha Gas Ltd.	4,396,827	19,521,115
Oberoi Realty Ltd.	1,359,617	9,852,556
Petronet LNG Ltd.	4,253,260	14,236,555
Power Grid Corp. of India Ltd.	4,368,538	11,632,844
Reliance Industries Ltd.	2,135,654	36,998,037
Sun Pharmaceutical Industries Ltd.	1,104,046	9,168,130
UPL Ltd.	752,532	7,079,583
VST Industries Ltd.	58,615	2,322,125

TOTAL INDIA		215,660,767

Indonesia - 2.9%
PT Bank Central Asia Tbk	13,795,900	22,267,654
PT Bank Rakyat Indonesia Tbk	68,894,400	14,667,532

TOTAL INDONESIA		36,935,186

Israel - 0.2%
Sarine Technologies Ltd.	3,360,700	2,147,728
Japan - 1.6%
Nissan Chemical Corp.	48,200	2,160,883
SMC Corp.	19,300	6,469,293
SoftBank Corp.	136,400	11,392,431

TOTAL JAPAN		20,022,607

Korea (South) - 8.8%
Cafe24 Corp. (b)	41,336	5,939,774
Coway Co. Ltd.	124,548	10,492,068
Cuckoo Holdings Co. Ltd.	64,790	9,339,089
Hyundai Fire & Marine Insurance Co. Ltd.	193,621	6,373,059
KB Financial Group, Inc.	280,594	13,549,062
LG Chemical Ltd.	43,683	14,711,779
Samsung Electronics Co. Ltd.	641,110	26,629,669
SK Hynix, Inc.	315,366	24,442,586

TOTAL KOREA (SOUTH)		111,477,086

Malaysia - 0.3%
Bursa Malaysia Bhd	2,156,100	4,147,774
Multi-National - 1.7%
HKT Trust/HKT Ltd. unit	15,868,300	21,187,250
Philippines - 0.9%
Ayala Land, Inc.	15,554,000	11,984,927
Singapore - 0.6%
Wing Tai Holdings Ltd.	5,290,700	8,044,771
Taiwan - 9.0%
E.SUN Financial Holdings Co. Ltd.	20,850,131	14,556,434
Nien Made Enterprise Co. Ltd.	674,000	5,829,535
Taiwan Semiconductor Manufacturing Co. Ltd.	9,185,892	73,527,011
United Microelectronics Corp.	15,887,000	9,107,992
Voltronic Power Technology Corp.	569,000	9,898,564

TOTAL TAIWAN		112,919,536

Thailand - 1.7%
Bangkok Bank PCL (For. Reg.)	2,017,700	12,614,415
Thai Beverage PCL	14,773,900	8,247,816

TOTAL THAILAND		20,862,231

TOTAL COMMON STOCKS
(Cost $948,866,657)		1,226,612,087

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $12,540,081)	351,550	12,076,470

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.96% (d)	9,651,211	9,653,141
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	4,047,762	4,048,167
TOTAL MONEY MARKET FUNDS
(Cost $13,701,308)		13,701,308
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $975,108,046)		1,252,389,865
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,558,117
NET ASSETS - 100%		$1,260,947,982

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,741,784 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$376,127
Fidelity Securities Lending Cash Central Fund	3,921
Total	$380,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,621,940	$135,621,940	$--	$--
Consumer Staples	66,407,235	66,407,235	--	--
Energy	60,161,831	60,161,831	--	--
Financials	262,122,243	200,220,013	61,902,230	--
Health Care	65,542,613	65,542,613	--	--
Industrials	94,798,819	94,798,819	--	--
Information Technology	363,414,487	187,893,706	175,520,781	--
Materials	23,952,245	21,791,362	2,160,883	--
Real Estate	58,020,162	58,020,162	--	--
Telecommunication Services	44,906,138	33,513,707	11,392,431	--
Utilities	63,740,844	63,740,844	--	--
Money Market Funds	13,701,308	13,701,308	--	--
Total Investments in Securities:	$1,252,389,865	$1,001,413,540	$250,976,325	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$25,315,579
Level 2 to Level 1	$1,048,464

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2018

HKC-QTLY-0918
1.804836.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 1.8%
Geely Automobile Holdings Ltd.	8,862,000	$20,210,064
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,459,200	4,181,361
		24,391,425
Diversified Consumer Services - 2.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	229,800	19,771,992
TAL Education Group ADR (a)	87,300	2,792,727
ZTO Express (Cayman), Inc. sponsored ADR	471,400	9,347,862
		31,912,581
Hotels, Restaurants & Leisure - 0.9%
Melco Crown Entertainment Ltd. sponsored ADR	400,000	10,344,000
Summit Ascent Holdings Ltd. (a)	12,390,000	1,262,828
		11,606,828
Household Durables - 2.5%
Midea Group Co. Ltd. Class A	995,500	6,956,971
Sundart Holdings Ltd.	16,204,000	9,021,662
Suofeiya Home Collection Co. Ltd. Class A	3,363,226	14,908,836
Techtronic Industries Co. Ltd.	496,000	2,761,506
		33,648,975
Internet & Direct Marketing Retail - 2.0%
JD.com, Inc. sponsored ADR (a)	742,000	26,608,120
Specialty Retail - 0.2%
China Yongda Automobiles Services Holdings Ltd.	3,718,000	3,017,392
Textiles, Apparel & Luxury Goods - 1.8%
Pinduoduo, Inc. ADR	10,500	237,195
Prada SpA	1,909,500	9,086,428
Shenzhou International Group Holdings Ltd.	1,191,000	14,604,793
		23,928,416

TOTAL CONSUMER DISCRETIONARY		155,113,737

CONSUMER STAPLES - 2.9%
Beverages - 2.2%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	521,089	9,817,220
Kweichow Moutai Co. Ltd. (A Shares)	191,682	20,439,102
		30,256,322
Food Products - 0.7%
WH Group Ltd. (b)	11,543,000	9,264,930

TOTAL CONSUMER STAPLES		39,521,252

ENERGY - 4.3%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	19,464,000	17,854,492
Oil, Gas & Consumable Fuels - 3.0%
CNOOC Ltd.	18,768,000	31,442,934
PetroChina Co. Ltd. (H Shares)	10,832,000	8,249,069
		39,692,003

TOTAL ENERGY		57,546,495

FINANCIALS - 17.6%
Banks - 8.7%
BOC Hong Kong (Holdings) Ltd.	3,422,000	16,567,100
China Construction Bank Corp. (H Shares)	55,877,000	51,087,407
Dah Sing Banking Group Ltd.	46,400	98,486
Dah Sing Financial Holdings Ltd.	17,200	108,910
E.SUN Financial Holdings Co. Ltd.	21,812,109	15,228,035
Industrial & Commercial Bank of China Ltd. (H Shares)	44,569,000	32,990,730
		116,080,668
Capital Markets - 0.7%
CITIC Securities Co. Ltd. (H Shares)	4,092,500	8,165,135
Value Partners Group Ltd.	1,448,000	1,127,178
		9,292,313
Insurance - 8.2%
AIA Group Ltd.	6,774,600	59,123,091
China Life Insurance Co. Ltd. (H Shares)	3,749,000	9,420,751
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	5,196,782
PICC Property & Casualty Co. Ltd. (H Shares)	9,825,000	11,077,933
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,671,000	24,773,546
		109,592,103

TOTAL FINANCIALS		234,965,084

HEALTH CARE - 2.5%
Health Care Providers & Services - 0.2%
China Resources Phoenix Health	2,876,000	2,671,156
Life Sciences Tools & Services - 0.5%
Hangzhou Tigermed Consulting Co. Ltd. Class A	847,200	7,463,846
Pharmaceuticals - 1.8%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	41	414
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,978,584	9,526,817
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,908,400	14,136,164
		23,663,395

TOTAL HEALTH CARE		33,798,397

INDUSTRIALS - 4.8%
Construction & Engineering - 0.8%
Sinopec Engineering Group Co. Ltd. (H Shares)	11,310,500	11,528,019
Electrical Equipment - 0.5%
BizLink Holding, Inc.	1,049,000	6,688,957
Industrial Conglomerates - 1.3%
CK Hutchison Holdings Ltd.	1,587,500	17,252,247
Machinery - 0.7%
Shenzhen Inovance Technology Co. Ltd. Class A	1,488,050	5,829,708
Zhengzhou Yutong Bus Co. Ltd.	1,399,918	3,452,174
		9,281,882
Marine - 0.1%
SITC International Holdings Co. Ltd.	899,000	872,765
Professional Services - 0.2%
Sporton International, Inc.	535,000	2,519,211
Transportation Infrastructure - 1.2%
Shanghai International Airport Co. Ltd. (A Shares)	1,843,822	16,311,764

TOTAL INDUSTRIALS		64,454,845

INFORMATION TECHNOLOGY - 40.6%
Communications Equipment - 0.7%
Nanfang Communication Holdings Ltd.	14,800,000	8,843,363
Electronic Equipment & Components - 5.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,918,766	17,985,497
Chroma ATE, Inc.	2,132,000	12,026,095
FLEXium Interconnect, Inc.	959,000	3,386,809
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,634,750	13,373,502
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,778,400	10,353,812
Lens Technology Co. Ltd. Class A	4,991,707	9,232,097
		66,357,812
Internet Software & Services - 22.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	687,100	128,645,733
NetEase, Inc. ADR	114,600	29,566,800
Tencent Holdings Ltd.	3,214,000	146,283,274
Wise Talent Information Technology Co. Ltd. (a)	335,886	1,217,467
		305,713,274
Semiconductors & Semiconductor Equipment - 9.8%
Himax Technologies, Inc. sponsored ADR	240,562	1,590,115
Nanya Technology Corp.	5,807,000	14,925,287
Parade Technologies Ltd.	426,000	6,491,482
Silergy Corp.	457,000	10,505,575
Taiwan Semiconductor Manufacturing Co. Ltd.	10,627,000	85,062,131
United Microelectronics Corp.	18,963,000	10,871,458
Win Semiconductors Corp.	343,000	1,659,985
		131,106,033
Software - 1.0%
Kingsoft Corp. Ltd.	5,532,000	13,391,175
Technology Hardware, Storage & Peripherals - 1.3%
ADLINK Technology, Inc.	2,351,844	3,806,817
Ennoconn Corp.	1,103,000	13,669,828
		17,476,645

TOTAL INFORMATION TECHNOLOGY		542,888,302

MATERIALS - 4.4%
Chemicals - 1.6%
Formosa Plastics Corp.	775,000	2,851,035
LG Chemical Ltd.	44,498	14,986,259
Nan Ya Plastics Corp.	1,216,000	3,375,900
		21,213,194
Construction Materials - 1.7%
BBMG Corp. (H Shares)	18,843,000	7,418,079
West China Cement Ltd.	85,864,000	15,096,390
		22,514,469
Metals & Mining - 1.1%
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,824,000	3,890,397
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	10,836,598
		14,726,995

TOTAL MATERIALS		58,454,658

REAL ESTATE - 4.4%
Real Estate Management & Development - 4.4%
China Overseas Land and Investment Ltd.	4,074,000	12,794,427
Hongkong Land Holdings Ltd.	1,955,000	14,212,850
Longfor Properties Co. Ltd.	3,161,000	8,880,062
New World Development Co. Ltd.	2,348,000	3,344,435
Sino Land Ltd.	7,544,000	12,956,106
Sun Hung Kai Properties Ltd.	432,000	6,769,736
		58,957,616
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
China Unicom Ltd.	14,066,000	17,368,210
Wireless Telecommunication Services - 0.5%
SmarTone Telecommunications Holdings Ltd.	6,586,500	6,813,867

TOTAL TELECOMMUNICATION SERVICES		24,182,077

UTILITIES - 1.8%
Gas Utilities - 1.8%
China Resource Gas Group Ltd.	5,000,000	23,697,135
TOTAL COMMON STOCKS
(Cost $1,023,238,861)		1,293,579,598

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)(d)
(Cost $6,268,244)	1,983,088	9,915,440

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.96% (e)	21,338,785	21,343,053
TOTAL MONEY MARKET FUNDS
(Cost $21,343,053)		21,343,053
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,050,850,158)		1,324,838,091
NET OTHER ASSETS (LIABILITIES) - 1.0%		13,670,731
NET ASSETS - 100%		$1,338,508,822

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,264,930 or 0.7% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,915,440 or 0.7% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$683,422
Fidelity Securities Lending Cash Central Fund	166,972
Total	$850,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$165,029,177	$155,113,737	$--	$9,915,440
Consumer Staples	39,521,252	39,521,252	--	--
Energy	57,546,495	17,854,492	39,692,003	--
Financials	234,965,084	174,456,926	60,508,158	--
Health Care	33,798,397	33,798,397	--	--
Industrials	64,454,845	64,454,845	--	--
Information Technology	542,888,302	300,671,439	242,216,863	--
Materials	58,454,658	58,454,658	--	--
Real Estate	58,957,616	58,957,616	--	--
Telecommunication Services	24,182,077	6,813,867	17,368,210	--
Utilities	23,697,135	23,697,135	--	--
Money Market Funds	21,343,053	21,343,053	--	--
Total Investments in Securities:	$1,324,838,091	$955,137,417	$359,785,234	$9,915,440

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$30,163,509
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2018

JSC-QTLY-0918
1.804823.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 3.7%
Bridgestone Corp.	264,900	$10,449,351
Hi-Lex Corp.	241,500	5,999,973
Sumitomo Electric Industries Ltd.	869,500	13,375,643
		29,824,967
Automobiles - 2.2%
Isuzu Motors Ltd.	761,000	10,298,407
Subaru Corp.	258,000	7,540,160
		17,838,567
Distributors - 3.2%
Central Automotive Products Ltd.	885,000	14,397,129
Chori Co. Ltd.	196,100	3,639,114
PALTAC Corp.	140,000	7,387,202
		25,423,445
Hotels, Restaurants & Leisure - 1.4%
Koshidaka Holdings Co. Ltd.	972,000	11,179,108
Household Durables - 0.9%
Panasonic Corp.	570,000	7,323,994
Media - 2.4%
Daiichikosho Co. Ltd.	197,900	9,380,405
Hakuhodo DY Holdings, Inc.	650,000	9,963,779
		19,344,184
Specialty Retail - 5.2%
Arc Land Sakamoto Co. Ltd.	466,700	6,527,915
Fuji Corp. (a)	340,600	8,117,864
Nitori Holdings Co. Ltd.	68,600	10,346,903
VT Holdings Co. Ltd.	1,223,900	6,217,191
Workman Co. Ltd.	244,000	10,932,701
		42,142,574
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	565,600	9,823,326

TOTAL CONSUMER DISCRETIONARY		162,900,165

CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 3.0%
Kirindo Holdings Co. Ltd.	301,100	6,107,363
Mitsubishi Shokuhin Co. Ltd.	342,300	9,150,245
San-A Co. Ltd.	184,000	8,441,801
		23,699,409
Food Products - 5.2%
Japan Meat Co. Ltd.	447,400	8,438,641
Kotobuki Spirits Co. Ltd.	265,000	12,371,328
Morinaga & Co. Ltd.	209,700	9,714,672
S Foods, Inc.	292,700	11,478,688
		42,003,329

TOTAL CONSUMER STAPLES		65,702,738

ENERGY - 2.2%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	798,000	7,529,312
Oil, Gas & Consumable Fuels - 1.3%
San-Ai Oil Co. Ltd.	820,800	10,511,878

TOTAL ENERGY		18,041,190

FINANCIALS - 8.5%
Banks - 2.2%
Mitsubishi UFJ Financial Group, Inc.	1,374,600	8,435,736
Shinsei Bank Ltd.	603,300	9,502,021
		17,937,757
Consumer Finance - 0.8%
AEON Financial Service Co. Ltd.	291,600	6,005,946
Diversified Financial Services - 2.6%
Fuyo General Lease Co. Ltd.	145,300	9,057,291
ORIX Corp.	756,800	12,250,664
		21,307,955
Insurance - 2.9%
T&D Holdings, Inc.	848,000	12,670,881
Tokio Marine Holdings, Inc.	219,500	10,442,924
		23,113,805

TOTAL FINANCIALS		68,365,463

HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.2%
Medikit Co. Ltd.	216,100	11,653,919
Paramount Bed Holdings Co. Ltd.	138,900	5,869,539
		17,523,458
Health Care Providers & Services - 2.1%
A/S One Corp.	241,000	16,833,251
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	618,500	10,088,282

TOTAL HEALTH CARE		44,444,991

INDUSTRIALS - 26.2%
Air Freight & Logistics - 0.7%
AIT Corp.	573,220	5,613,521
Airlines - 1.4%
Japan Airlines Co. Ltd.	309,600	11,416,007
Building Products - 2.7%
Sekisui Jushi Corp.	581,300	10,454,718
Sinko Industries Ltd.	603,800	11,113,182
		21,567,900
Commercial Services & Supplies - 3.3%
Aeon Delight Co. Ltd.	329,300	12,030,501
ProNexus, Inc.	594,900	6,911,193
Secom Joshinetsu Co. Ltd.	240,000	7,501,677
		26,443,371
Construction & Engineering - 2.1%
Hokuriku Electrical Construction Co. Ltd.	859,300	8,230,652
Toshiba Plant Systems & Services Corp.	396,500	8,762,255
		16,992,907
Electrical Equipment - 1.8%
Aichi Electric Co. Ltd.	188,500	5,605,353
Denyo Co. Ltd.	568,100	8,637,213
		14,242,566
Machinery - 2.9%
Mitsubishi Heavy Industries Ltd.	356,700	13,394,486
NGK Insulators Ltd.	565,000	9,922,267
		23,316,753
Marine - 0.8%
Nippon Concept Corp.	560,000	6,836,292
Professional Services - 3.5%
Funai Soken Holdings, Inc.	376,480	8,195,254
Yamada Consulting Group Co. Ltd.	742,800	20,228,289
		28,423,543
Trading Companies & Distributors - 5.7%
Inaba Denki Sangyo Co. Ltd.	268,800	11,334,723
Itochu Corp.	460,000	8,167,943
Mitani Shoji Co. Ltd.	143,100	6,654,921
Trusco Nakayama Corp.	387,500	9,765,908
Yuasa Trading Co. Ltd.	305,800	9,954,943
		45,878,438
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	487,000	10,174,234

TOTAL INDUSTRIALS		210,905,532

INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment & Components - 3.4%
Amano Corp.	523,200	10,733,987
Dexerials Corp.	836,500	8,251,661
Hitachi High-Technologies Corp.	200,000	8,156,330
		27,141,978
Internet Software & Services - 1.9%
Aucnet, Inc. (a)	570,000	8,513,169
DeNA Co. Ltd.	357,300	6,738,909
		15,252,078
IT Services - 4.0%
Fujitsu Ltd.	1,920,000	13,085,617
Otsuka Corp.	272,000	10,606,090
TKC Corp.	238,200	8,862,067
		32,553,774
Semiconductors & Semiconductor Equipment - 1.2%
Renesas Electronics Corp. (b)	1,130,000	10,065,555
Software - 1.9%
Broadleaf Co. Ltd.	1,096,400	6,628,506
Oracle Corp. Japan	100,200	8,405,634
		15,034,140
Technology Hardware, Storage & Peripherals - 1.6%
Elecom Co. Ltd.	543,500	12,895,457

TOTAL INFORMATION TECHNOLOGY		112,942,982

MATERIALS - 8.8%
Chemicals - 5.8%
C. Uyemura & Co. Ltd.	131,400	9,871,305
Lintec Corp.	458,000	13,455,529
Mitsubishi Chemical Holdings Corp.	1,604,800	14,057,178
SK Kaken Co. Ltd.	103,000	9,580,110
		46,964,122
Construction Materials - 1.3%
Taiheiyo Cement Corp.	328,500	10,379,871
Metals & Mining - 1.7%
JFE Holdings, Inc.	662,000	13,452,036

TOTAL MATERIALS		70,796,029

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Century21 Real Estate Japan Ltd.	355,400	3,947,653
Daito Trust Construction Co. Ltd.	47,400	7,912,364
		11,860,017
UTILITIES - 2.6%
Electric Utilities - 1.2%
The Okinawa Electric Power Co., Inc.	445,740	9,702,912
Gas Utilities - 1.4%
Tokyo Gas Co. Ltd.	457,200	11,167,299

TOTAL UTILITIES		20,870,211

TOTAL COMMON STOCKS
(Cost $576,429,443)		786,829,318

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.96% (c)	18,260,701	18,264,353
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	350,451	350,486
TOTAL MONEY MARKET FUNDS
(Cost $18,614,822)		18,614,839
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $595,044,265)		805,444,157
NET OTHER ASSETS (LIABILITIES) - 0.0%		71,795
NET ASSETS - 100%		$805,515,952

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$431,538
Fidelity Securities Lending Cash Central Fund	41,435
Total	$472,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$162,900,165	$113,912,610	$48,987,555	$--
Consumer Staples	65,702,738	65,702,738	--	--
Energy	18,041,190	18,041,190	--	--
Financials	68,365,463	27,313,901	41,051,562	--
Health Care	44,444,991	34,356,709	10,088,282	--
Industrials	210,905,532	179,420,836	31,484,696	--
Information Technology	112,942,982	93,118,456	19,824,526	--
Materials	70,796,029	32,906,944	37,889,085	--
Real Estate	11,860,017	11,860,017	--	--
Utilities	20,870,211	9,702,912	11,167,299	--
Money Market Funds	18,614,839	18,614,839	--	--
Total Investments in Securities:	$805,444,157	$604,951,152	$200,493,005	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$515,291,617

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2018

ISC-QTLY-0918
1.804839.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 5.3%
Aub Group Ltd.	842,699	$8,207,951
Austal Ltd.	3,090,176	3,925,897
Challenger Ltd.	733,703	6,781,102
GUD Holdings Ltd.	1,620,164	17,092,552
Hansen Technologies Ltd.	3,299,442	8,285,463
Imdex Ltd. (a)	12,316,526	11,300,945
Inghams Group Ltd. (b)	7,861,299	21,434,826
Nanosonics Ltd. (a)(b)	4,278,690	10,045,175
Pact Group Holdings Ltd. (c)	3,120,432	12,542,138
Reckon Ltd.	5,193,683	3,376,316
Servcorp Ltd.	3,303,570	10,701,129
SomnoMed Ltd. (a)(b)	2,687,331	3,993,105

TOTAL AUSTRALIA		117,686,599

Austria - 1.9%
Andritz AG	222,732	12,637,115
IMMOFINANZ Immobilien Anlagen AG	608,174	16,001,286
Wienerberger AG	594,700	14,589,753

TOTAL AUSTRIA		43,228,154

Belgium - 0.7%
Barco NV	104,983	14,878,739
Bermuda - 1.8%
China Resource Gas Group Ltd.	3,600,000	17,061,937
Hiscox Ltd.	660,225	13,847,922
Petra Diamonds Ltd. (a)(b)	15,357,452	9,292,572

TOTAL BERMUDA		40,202,431

Brazil - 1.4%
Banco ABC Brasil SA rights 8/2/18 (a)	74,134	67,413
Estacio Participacoes SA	2,369,500	16,382,523
Sul America SA unit	2,657,900	15,628,874

TOTAL BRAZIL		32,078,810

Canada - 6.1%
AutoCanada, Inc. (b)	730,984	8,125,478
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	7,825,077
Genesis Land Development Corp. (d)	2,266,422	6,672,865
Lassonde Industries, Inc. Class A (sub. vtg.)	82,669	16,853,456
McCoy Global, Inc. (a)	1,336,170	1,345,568
North West Co., Inc.	780,500	17,831,772
Open Text Corp.	375,396	13,970,035
Pinnacle Renewable Holds, Inc.	1,114,525	13,014,287
Total Energy Services, Inc.	623,400	5,271,476
TransForce, Inc.	494,500	16,421,878
Western Forest Products, Inc.	7,688,800	14,303,645
Whitecap Resources, Inc.	2,041,153	13,478,498

TOTAL CANADA		135,114,035

Cayman Islands - 3.6%
AMVIG Holdings Ltd.	28,280,000	6,953,759
Best Pacific International Holdings Ltd.	17,248,000	6,372,644
China High Precision Automation Group Ltd. (a)(e)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
Haitian International Holdings Ltd.	3,613,000	8,515,744
Pico Far East Holdings Ltd.	22,783,200	9,433,677
Precision Tsugami China Corp. Ltd.	6,865,000	6,620,935
SITC International Holdings Co. Ltd.	17,898,000	17,375,703
Value Partners Group Ltd.	13,702,000	10,666,160
Xingda International Holdings Ltd.	41,759,909	13,247,740

TOTAL CAYMAN ISLANDS		79,186,364

China - 1.1%
Qingdao Port International Co. Ltd. (c)	18,775,000	13,682,293
Weifu High-Technology Group Co. Ltd. (B Shares)	5,568,804	11,458,225

TOTAL CHINA		25,140,518

Denmark - 1.8%
Jyske Bank A/S (Reg.)	173,403	9,814,982
Netcompany Group A/S	67,263	2,446,676
Scandinavian Tobacco Group A/S (c)	926,028	15,069,180
Spar Nord Bank A/S	1,133,800	12,223,060

TOTAL DENMARK		39,553,898

Finland - 2.5%
Amer Group PLC (A Shares)	357,945	11,489,554
Asiakastieto Group Oyj (c)	462,823	16,614,904
Cramo Oyj (B Shares)	424,710	9,068,549
Olvi PLC (A Shares)	338,738	12,754,526
Tikkurila Oyj (b)	309,646	5,691,969

TOTAL FINLAND		55,619,502

France - 3.3%
Altarea SCA	61,330	13,468,309
Elis SA	224,700	5,165,723
Maisons du Monde SA (c)	282,807	8,651,122
Rexel SA	666,500	10,431,891
The Vicat Group	195,156	12,631,184
Thermador Groupe SA	149,166	9,872,583
Wendel SA	94,535	13,784,899

TOTAL FRANCE		74,005,711

Germany - 1.0%
Bertrandt AG	134,127	13,566,782
SHW Group	263,739	9,822,642

TOTAL GERMANY		23,389,424

Greece - 0.8%
Mytilineos Holdings SA	1,704,716	17,143,323
Hong Kong - 2.3%
Dah Sing Banking Group Ltd.	7,554,400	16,034,591
Far East Horizon Ltd.	8,745,000	8,422,956
Magnificent Hotel Investment Ltd.	266,270,000	6,886,542
Sino Land Ltd.	8,169,251	14,029,915
Techtronic Industries Co. Ltd.	1,221,000	6,797,982

TOTAL HONG KONG		52,171,986

India - 0.6%
HDFC Asset Management Co. Ltd. (a)	2,119	34,048
Torrent Pharmaceuticals Ltd.	555,058	12,393,539

TOTAL INDIA		12,427,587

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	80,626,400	7,324,590
PT Media Nusantara Citra Tbk	75,080,400	5,128,585

TOTAL INDONESIA		12,453,175

Ireland - 1.3%
Mincon Group PLC	7,189,744	12,610,991
Origin Enterprises PLC	920,300	6,499,963
United Drug PLC (United Kingdom)	907,549	10,006,109

TOTAL IRELAND		29,117,063

Isle of Man - 0.0%
Playtech Ltd.	101,123	713,817
Israel - 0.7%
Frutarom Industries Ltd.	159,889	16,140,421
Italy - 0.9%
Banca Generali SpA	487,500	13,156,942
Banco di Desio e della Brianza SpA	2,376,445	6,085,782

TOTAL ITALY		19,242,724

Japan - 21.5%
A/S One Corp.	174,000	12,153,468
Aeon Delight Co. Ltd.	391,100	14,288,275
Arata Corp.	228,700	12,312,963
Arc Land Sakamoto Co. Ltd.	815,000	11,399,723
Aucnet, Inc.	832,900	12,439,682
Broadleaf Co. Ltd.	1,412,600	8,540,157
Central Automotive Products Ltd.	339,100	5,516,459
Daiwa Industries Ltd.	1,013,800	11,460,387
Dexerials Corp.	1,321,000	13,031,016
Funai Soken Holdings, Inc.	297,180	6,469,044
GMO Internet, Inc.	473,700	10,044,651
Iida Group Holdings Co. Ltd.	767,951	15,034,161
Isuzu Motors Ltd.	1,033,100	13,980,663
Japan Meat Co. Ltd.	668,200	12,603,263
JSR Corp.	1,253,200	23,995,897
Kirindo Holdings Co. Ltd. (d)	647,909	13,141,865
Kotobuki Spirits Co. Ltd.	133,400	6,227,680
Meitec Corp.	211,400	10,474,051
Mitani Shoji Co. Ltd.	285,700	13,286,589
Morinaga & Co. Ltd.	321,600	14,898,609
Nihon Parkerizing Co. Ltd.	1,062,000	15,718,911
Nitori Holdings Co. Ltd.	31,100	4,690,797
Otsuka Corp.	139,600	5,443,420
PALTAC Corp.	351,100	18,526,047
Paramount Bed Holdings Co. Ltd.	408,800	17,274,784
Renesas Electronics Corp. (a)	1,638,900	14,598,617
Ricoh Leasing Co. Ltd.	179,300	5,852,927
S Foods, Inc.	586,500	23,000,514
San-Ai Oil Co. Ltd.	1,007,300	12,900,359
Shinsei Bank Ltd.	975,900	15,370,500
Ship Healthcare Holdings, Inc.	569,500	22,079,171
Taiheiyo Cement Corp.	338,400	10,692,689
TKC Corp.	253,300	9,423,852
Toshiba Plant Systems & Services Corp.	751,300	16,602,981
Tsuruha Holdings, Inc.	80,700	9,916,541
VT Holdings Co. Ltd.	1,703,600	8,653,980
Welcia Holdings Co. Ltd.	187,200	9,492,680
Yamada Consulting Group Co. Ltd. (b)	681,580	18,561,115

TOTAL JAPAN		480,098,488

Korea (South) - 0.9%
Hyundai Fire & Marine Insurance Co. Ltd.	398,546	13,118,190
NS Shopping Co. Ltd.	670,148	7,553,286

TOTAL KOREA (SOUTH)		20,671,476

Mexico - 1.1%
Credito Real S.A.B. de CV	6,947,800	9,800,414
Genomma Lab Internacional SA de CV (a)	18,197,300	14,518,590

TOTAL MEXICO		24,319,004

Netherlands - 2.9%
Amsterdam Commodities NV	434,255	10,181,312
Arcadis NV	705,889	12,909,746
Basic-Fit NV (a)(c)	277,600	9,056,663
BinckBank NV	1,289,658	7,811,759
Philips Lighting NV (c)	490,300	13,599,442
RHI Magnesita NV	167,810	10,596,346

TOTAL NETHERLANDS		64,155,268

New Zealand - 1.0%
Air New Zealand Ltd.	4,994,071	11,045,846
EBOS Group Ltd.	753,865	10,379,455

TOTAL NEW ZEALAND		21,425,301

Norway - 0.6%
ABG Sundal Collier ASA	9,302,826	6,615,019
Skandiabanken ASA (c)	597,499	5,786,986

TOTAL NORWAY		12,402,005

Philippines - 0.3%
Century Pacific Food, Inc.	25,480,600	7,449,765
Romania - 0.6%
Banca Transilvania SA	20,050,864	12,705,347
Singapore - 1.6%
Boustead Singapore Ltd.	9,089,669	5,508,486
Hour Glass Ltd.	8,153,900	3,863,272
Mapletree Industrial (REIT)	8,577,494	12,601,453
Wing Tai Holdings Ltd.	9,079,100	13,805,221

TOTAL SINGAPORE		35,778,432

South Africa - 0.5%
Clicks Group Ltd.	740,718	10,871,552
Sweden - 1.8%
AddTech AB (B Shares)	433,819	9,827,958
Coor Service Management Holding AB (c)	727,300	6,038,121
Dustin Group AB (c)	1,224,245	12,600,341
Granges AB	887,021	11,106,740

TOTAL SWEDEN		39,573,160

Switzerland - 0.6%
Vontobel Holdings AG	208,799	14,497,734
Taiwan - 3.7%
King's Town Bank	9,613,000	10,121,925
Lumax International Corp. Ltd.	4,466,600	8,894,933
Makalot Industrial Co. Ltd.	3,227,540	14,353,535
Sporton International, Inc.	2,290,740	10,786,651
Test Research, Inc.	5,769,000	10,790,582
Tripod Technology Corp.	4,315,000	11,908,898
United Microelectronics Corp.	16,844,000	9,656,639
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	5,904,369

TOTAL TAIWAN		82,417,532

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	3,327,600	6,976,258
Star Petroleum Refining PCL	36,109,700	15,846,156
TISCO Financial Group PCL	3,832,700	8,985,591

TOTAL THAILAND		31,808,005

Turkey - 0.2%
Aygaz A/S	2,129,000	4,478,010
United Kingdom - 17.6%
AEW UK REIT PLC (b)	4,299,768	5,423,558
Alliance Pharma PLC	10,027,865	12,267,053
Bond International Software PLC (a)(e)	899,666	12
Cineworld Group PLC	6,230,280	22,161,171
Close Brothers Group PLC	512,823	10,688,921
Countrywide PLC (a)	6,589,307	4,207,639
Diploma PLC	593,351	10,249,046
Elementis PLC	3,563,100	12,168,895
Essentra PLC	1,862,380	11,762,775
Indivior PLC (a)	1,927,100	7,734,951
Informa PLC	1,800,524	18,655,715
ITE Group PLC	12,369,930	13,476,006
James Fisher and Sons PLC	301,900	7,140,584
Jardine Lloyd Thompson Group PLC	451,682	8,359,258
John Wood Group PLC	2,211,800	18,864,331
Knights Group Holdings PLC (a)(d)	3,625,000	8,279,385
LivaNova PLC (a)	248,900	27,411,348
Luxfer Holdings PLC sponsored	1,237,309	22,890,217
McColl's Retail Group PLC	5,538,781	10,904,890
Mears Group PLC	2,897,612	12,360,597
Melrose Industries PLC	4,538,440	12,861,011
Micro Focus International PLC	1,190,140	19,420,047
Moneysupermarket.com Group PLC	3,433,343	14,154,710
PayPoint PLC	806,811	9,880,281
Sabre Insurance Group PLC (c)	2,916,015	10,640,215
Sinclair Pharma PLC (a)	20,361,055	5,585,505
Spectris PLC	394,991	12,002,012
Ten Entertainment Group PLC (d)	3,787,019	12,824,282
The Weir Group PLC	479,638	12,266,759
Topps Tiles PLC	6,514,169	5,164,304
Tullett Prebon PLC	3,567,026	13,109,320
Ultra Electronics Holdings PLC	381,497	8,267,116
Volution Group PLC	3,772,200	10,050,938

TOTAL UNITED KINGDOM		391,232,852

TOTAL COMMON STOCKS
(Cost $1,868,193,071)		2,093,378,212

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Banco ABC Brasil SA
(Cost $7,889,490)	1,960,322	8,105,986

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.96% (f)	105,536,465	105,557,572
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	20,519,553	20,521,605
TOTAL MONEY MARKET FUNDS
(Cost $126,070,655)		126,079,177
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,002,153,216)		2,227,563,375
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,698,499
NET ASSETS - 100%		$2,229,261,874

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,281,405 or 5.6% of net assets.

 (d) Affiliated company

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,096,921
Fidelity Securities Lending Cash Central Fund	220,296
Total	$1,317,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$6,005,072	$672,245	$--	$340,481	$--	$(4,452)	$6,672,865
Kirindo Holdings Co. Ltd.	8,403,137	433,324	--	93,640	--	4,305,404	13,141,865
Knights Group Holdings PLC	--	6,948,763	--	--	--	1,330,622	8,279,385
Ten Entertainment Group PLC	10,172,260	863,196	--	496,457	--	1,788,826	12,824,282
Total	$24,580,469	$8,917,528	$--	$930,578	$--	$7,420,400	$40,918,397

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$364,855,503	$350,874,840	$13,980,663	$--
Consumer Staples	219,132,394	219,132,394	--	--
Energy	80,720,675	80,720,675	--	--
Financials	296,326,774	280,854,813	15,471,961	--
Health Care	165,842,253	165,842,253	--	--
Industrials	435,775,043	435,775,043	--	--
Information Technology	214,987,225	185,910,526	29,076,686	13
Materials	205,393,009	194,700,319	10,692,689	1
Real Estate	96,911,375	96,911,375	--	--
Utilities	21,539,947	21,539,947	--	--
Money Market Funds	126,079,177	126,079,177	--	--
Total Investments in Securities:	$2,227,563,375	$2,158,341,362	$69,221,999	$14

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,940,948
Level 2 to Level 1	$326,046,864

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2018

ILS-QTLY-0918
1.834743.112

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value
Australia - 2.0%
Accent Group Ltd.	2,885,449	$3,065,554
Adelaide Brighton Ltd.	1,356,857	6,935,569
Beacon Lighting Group Ltd.	2,785,250	2,979,794
DuluxGroup Ltd.	1,827,588	10,387,220
Imdex Ltd. (a)	4,040,102	3,706,968
Quintis Ltd. (a)(b)(c)	2,011,191	15

TOTAL AUSTRALIA		27,075,120

Austria - 0.7%
Andritz AG	172,500	9,787,109
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (d)	1,483,779	6,306,061
Belgium - 1.6%
KBC Ancora	404,548	22,214,813
Bermuda - 0.4%
Vostok New Ventures Ltd. (depositary receipt) (a)	701,789	6,049,802
Canada - 1.4%
McCoy Global, Inc. (a)	634,315	638,777
New Look Vision Group, Inc.	227,200	5,850,944
Pason Systems, Inc.	331,800	5,091,077
PrairieSky Royalty Ltd.	182,700	3,466,223
ShawCor Ltd. Class A	164,900	3,359,227

TOTAL CANADA		18,406,248

Cayman Islands - 0.5%
58.com, Inc. ADR (a)	56,600	3,806,916
Value Partners Group Ltd.	4,465,000	3,475,726

TOTAL CAYMAN ISLANDS		7,282,642

Denmark - 2.6%
Jyske Bank A/S (Reg.)	203,127	11,497,424
Netcompany Group A/S	64,605	2,349,992
Scandinavian Tobacco Group A/S (d)	296,306	4,821,764
SimCorp A/S	82,800	7,068,316
Spar Nord Bank A/S	893,969	9,637,534

TOTAL DENMARK		35,375,030

Finland - 0.6%
Tikkurila Oyj (b)	425,746	7,826,140
France - 2.8%
Elis SA	875,542	20,128,204
Laurent-Perrier Group SA	51,163	6,401,538
Vetoquinol SA	110,184	7,086,401
Virbac SA (a)	32,652	4,658,157

TOTAL FRANCE		38,274,300

Germany - 4.4%
CompuGroup Medical AG	429,921	23,970,077
CTS Eventim AG	381,593	17,991,420
Nexus AG	291,358	9,028,536
WashTec AG	95,774	8,365,902

TOTAL GERMANY		59,355,935

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA	161,800	3,435,887
India - 0.2%
HDFC Asset Management Co. Ltd. (a)	128	2,057
Jyothy Laboratories Ltd.	917,276	2,951,067

TOTAL INDIA		2,953,124

Ireland - 1.1%
FBD Holdings PLC	243,128	2,942,523
James Hardie Industries PLC CDI	775,840	12,392,822

TOTAL IRELAND		15,335,345

Isle of Man - 0.4%
Playtech Ltd.	842,831	5,949,455
Israel - 2.2%
Azrieli Group	59,105	2,827,937
Ituran Location & Control Ltd.	454,908	15,489,617
Strauss Group Ltd.	528,344	10,818,089

TOTAL ISRAEL		29,135,643

Italy - 1.5%
Interpump Group SpA	654,343	20,613,302
Japan - 33.0%
Ai Holdings Corp.	202,400	4,478,269
Aoki Super Co. Ltd.	330,000	3,889,818
Artnature, Inc.	518,200	3,628,767
Asahi Co. Ltd.	75,300	930,012
Aucnet, Inc.	193,320	2,887,309
Azbil Corp.	674,200	29,514,904
Broadleaf Co. Ltd.	663,800	4,013,136
Central Automotive Products Ltd.	135,400	2,202,679
Century21 Real Estate Japan Ltd.	66,500	738,658
Coca-Cola West Co. Ltd.	137,475	4,948,682
Daiichikosho Co. Ltd.	284,400	13,480,481
Daikokutenbussan Co. Ltd.	205,900	9,115,101
Funai Soken Holdings, Inc.	373,550	8,131,473
GCA Savvian Group Corp.	555,461	4,321,881
Goldcrest Co. Ltd.	599,130	10,309,226
Iwatsuka Confectionary Co. Ltd.	21,400	948,325
Kobayashi Pharmaceutical Co. Ltd.	128,400	10,690,909
Koshidaka Holdings Co. Ltd.	883,600	10,162,408
Kusuri No Aoki Holdings Co. Ltd.	122,800	9,005,590
Lasertec Corp.	534,372	15,770,940
Medikit Co. Ltd.	111,100	5,991,441
Miroku Jyoho Service Co., Ltd.	169,800	4,080,424
Misumi Group, Inc.	481,400	12,235,736
Mitsuboshi Belting Ltd.	181,000	2,233,868
Nabtesco Corp.	455,400	14,071,520
Nagaileben Co. Ltd.	613,100	16,230,166
Nakano Refrigerators Co. Ltd.	136,500	7,263,560
ND Software Co. Ltd.	97,942	1,051,115
Nihon Parkerizing Co. Ltd.	1,449,000	21,446,988
NS Tool Co. Ltd. (b)	156,800	4,139,638
OBIC Co. Ltd.	295,300	25,300,487
OSG Corp.	1,008,100	22,638,636
Paramount Bed Holdings Co. Ltd.	351,000	14,832,312
ProNexus, Inc.	472,400	5,488,062
San-Ai Oil Co. Ltd.	962,400	12,325,330
SHO-BOND Holdings Co. Ltd.	302,800	21,149,828
Shoei Co. Ltd.	400,626	17,090,605
SK Kaken Co. Ltd.	93,000	8,650,002
Software Service, Inc.	92,000	6,541,162
Techno Medica Co. Ltd.	80,791	1,528,898
The Monogatari Corp.	63,400	5,840,182
TKC Corp.	193,600	7,202,755
Tocalo Co. Ltd.	468,000	5,340,679
USS Co. Ltd.	966,500	18,290,158
Welcia Holdings Co. Ltd.	191,700	9,720,869
Workman Co. Ltd.	229,500	10,283,012
Yamada Consulting Group Co. Ltd.	397,800	10,833,081
Yamato Kogyo Co. Ltd.	141,400	4,400,769

TOTAL JAPAN		445,369,851

Korea (South) - 0.8%
BGF Retail Co. Ltd.	51,626	7,835,679
Leeno Industrial, Inc.	57,128	3,432,390

TOTAL KOREA (SOUTH)		11,268,069

Mexico - 0.2%
Consorcio ARA S.A.B. de CV	8,852,578	3,310,618
Netherlands - 2.0%
Aalberts Industries NV	319,501	14,496,010
Takeaway.com Holding BV (a)(d)	99,887	6,669,444
VastNed Retail NV	114,002	5,179,025

TOTAL NETHERLANDS		26,344,479

Norway - 1.2%
Kongsberg Gruppen ASA	493,073	10,022,681
Skandiabanken ASA (d)	623,200	6,035,909

TOTAL NORWAY		16,058,590

Philippines - 0.5%
Jollibee Food Corp.	1,309,740	6,670,373
South Africa - 1.0%
Clicks Group Ltd.	877,329	12,876,598
Spain - 2.0%
Merlin Properties Socimi SA	545,300	8,066,229
Prosegur Compania de Seguridad SA (Reg.)	2,793,190	18,584,773

TOTAL SPAIN		26,651,002

Sweden - 4.8%
Addlife AB	190,900	4,580,931
AddTech AB (B Shares)	613,543	13,899,518
Fagerhult AB (b)	1,435,439	13,549,655
Lagercrantz Group AB (B Shares)	929,775	9,738,743
Loomis AB (B Shares)	329,600	10,338,246
Saab AB (B Shares)	265,300	12,234,705

TOTAL SWEDEN		64,341,798

Switzerland - 0.8%
Tecan Group AG	41,295	10,484,839
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,678,504
United Kingdom - 16.2%
Alliance Pharma PLC	5,436,041	6,649,890
Ascential PLC	2,175,286	11,991,721
Avon Rubber PLC	268,500	5,127,706
Cineworld Group PLC	1,533,300	5,453,964
Dechra Pharmaceuticals PLC	751,609	29,457,618
DP Poland PLC (a)	7,057,200	2,732,564
Elementis PLC	4,052,510	13,840,355
Great Portland Estates PLC	1,101,542	10,350,689
Hilton Food Group PLC	314,488	3,946,189
Howden Joinery Group PLC	793,000	4,965,906
Informa PLC	1,684,956	17,458,284
InterContinental Hotel Group PLC ADR (b)	72,195	4,490,529
ITE Group PLC	8,975,193	9,777,723
Rightmove PLC	162,747	10,405,117
Shaftesbury PLC	1,227,173	15,011,966
Spectris PLC	872,978	26,525,901
Spirax-Sarco Engineering PLC	331,991	30,263,170
Topps Tiles PLC	3,398,115	2,693,958
Ultra Electronics Holdings PLC	366,558	7,943,385

TOTAL UNITED KINGDOM		219,086,635

United States of America - 2.5%
Autoliv, Inc. (b)	31,300	3,206,998
Martin Marietta Materials, Inc.	23,820	4,750,184
Mohawk Industries, Inc. (a)	14,300	2,693,548
PriceSmart, Inc.	124,574	10,183,925
ResMed, Inc.	68,095	7,203,089
Veoneer, Inc. (a)(b)	108,500	5,674,550

TOTAL UNITED STATES OF AMERICA		33,712,294

TOTAL COMMON STOCKS
(Cost $912,879,751)		1,197,229,606

Nonconvertible Preferred Stocks - 1.2%
Germany - 1.2%
Sartorius AG (non-vtg.)
(Cost $2,994,083)	103,080	16,754,587

Investment Companies - 4.5%
United States of America - 4.5%
iShares MSCI EAFE Small-Cap ETF (b)
(Cost $63,271,285)	955,000	60,623,399

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.96% (e)	72,131,634	72,146,061
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	12,782,428	12,783,707
TOTAL MONEY MARKET FUNDS
(Cost $84,929,768)		84,929,768
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,064,074,887)		1,359,537,360
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,615,893)
NET ASSETS - 100%		$1,350,921,467

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,833,178 or 1.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$600,777
Fidelity Securities Lending Cash Central Fund	71,201
Total	$671,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$196,940,978	$196,940,978	$--	$--
Consumer Staples	111,782,910	111,782,910	--	--
Energy	28,316,521	28,316,521	--	--
Financials	66,177,669	66,175,612	2,057	--
Health Care	172,355,280	172,355,280	--	--
Industrials	313,846,353	313,846,353	--	--
Information Technology	177,743,720	177,743,720	--	--
Materials	94,337,032	94,337,017	--	15
Real Estate	52,483,730	52,483,730	--	--
Investment Companies	60,623,399	60,623,399	--	--
Money Market Funds	84,929,768	84,929,768	--	--
Total Investments in Securities:	$1,359,537,360	$1,359,535,288	$2,057	$15

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$378,633,854

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Industrials
Beginning Balance	$16,532,055
Net Realized Gain (Loss) on Investment Securities	(2,430,489)
Net Unrealized Gain (Loss) on Investment Securities	(2,765,043)
Cost of Purchases	--
Proceeds of Sales	(11,336,523)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$--

Other Investments in Securities
Beginning Balance	$454,083
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(454,068)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$(454,068)

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2018

FIV-QTLY-0918
1.834741.112

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 3.2%
Commonwealth Bank of Australia	143,413	$7,968,776
Insurance Australia Group Ltd.	633,470	3,783,918
Macquarie Group Ltd.	46,147	4,210,873

TOTAL AUSTRALIA		15,963,567

Austria - 0.8%
Erste Group Bank AG	88,900	3,842,185
Bailiwick of Jersey - 2.3%
Glencore Xstrata PLC	1,258,900	5,527,175
Wolseley PLC	36,371	2,869,099
WPP PLC	198,200	3,100,242

TOTAL BAILIWICK OF JERSEY		11,496,516

Belgium - 1.1%
KBC Groep NV	72,625	5,584,605
Canada - 0.5%
Nutrien Ltd.	49,680	2,698,153
Finland - 0.8%
Sampo Oyj (A Shares)	83,034	4,219,784
France - 15.6%
Accor SA	48,600	2,505,084
Atos Origin SA (a)	39,271	5,274,089
AXA SA	290,421	7,317,789
Bouygues SA	74,905	3,294,266
Capgemini SA	29,893	3,838,101
Compagnie de St. Gobain	67,500	3,005,303
Natixis SA	547,000	3,933,752
Sanofi SA	129,079	11,229,397
Societe Generale Series A	135,400	6,038,566
SR Teleperformance SA	18,200	3,337,044
Total SA	252,485	16,468,427
VINCI SA	72,000	7,240,615
Vivendi SA	139,792	3,628,940

TOTAL FRANCE		77,111,373

Germany - 8.9%
BASF AG	25,532	2,447,460
Bayer AG	92,300	10,275,498
Brenntag AG	43,700	2,620,439
Deutsche Telekom AG	376,000	6,217,191
Fresenius SE & Co. KGaA	27,300	2,107,573
Hannover Reuck SE	35,100	4,679,037
HeidelbergCement Finance AG	24,500	2,080,496
Linde AG	19,100	4,714,831
SAP SE	30,060	3,498,564
Vonovia SE	117,593	5,694,180

TOTAL GERMANY		44,335,269

Hong Kong - 0.3%
AIA Group Ltd.	167,800	1,464,419
Ireland - 0.8%
Allergan PLC	2,780	511,770
CRH PLC	99,302	3,396,406

TOTAL IRELAND		3,908,176

Italy - 1.7%
Assicurazioni Generali SpA	162,400	2,886,517
Intesa Sanpaolo SpA	1,138,700	3,489,704
Mediobanca SpA	188,020	1,953,247

TOTAL ITALY		8,329,468

Japan - 22.4%
East Japan Railway Co.	29,400	2,749,845
Honda Motor Co. Ltd.	216,200	6,600,728
Hoya Corp.	47,200	2,828,243
Idemitsu Kosan Co. Ltd.	60,800	2,735,089
Itochu Corp.	319,500	5,673,169
Japan Tobacco, Inc.	126,100	3,588,769
Kao Corp.	44,900	3,280,035
Makita Corp.	73,700	3,302,213
Mitsubishi UFJ Financial Group, Inc.	1,430,300	8,777,559
Mitsui Fudosan Co. Ltd.	147,700	3,531,761
Nintendo Co. Ltd.	5,100	1,724,754
Nomura Holdings, Inc.	591,900	2,806,439
OBIC Co. Ltd.	41,700	3,572,741
Olympus Corp.	50,500	2,050,138
Oracle Corp. Japan	28,900	2,424,380
ORIX Corp.	334,600	5,416,322
Panasonic Corp.	263,200	3,381,886
Recruit Holdings Co. Ltd.	105,000	2,877,155
Shin-Etsu Chemical Co. Ltd.	39,100	3,955,419
Shinsei Bank Ltd.	196,600	3,096,465
SoftBank Corp.	56,000	4,677,244
Sony Corp.	65,900	3,541,917
Sony Financial Holdings, Inc.	195,400	3,754,900
Subaru Corp.	95,400	2,788,106
Sumitomo Mitsui Financial Group, Inc.	175,300	6,957,261
T&D Holdings, Inc.	211,600	3,161,743
Taiheiyo Cement Corp.	60,100	1,899,027
Takeda Pharmaceutical Co. Ltd.	96,100	4,057,623
Tokio Marine Holdings, Inc.	119,900	5,704,358

TOTAL JAPAN		110,915,289

Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	371,090	5,672,765
Koninklijke Philips Electronics NV	82,704	3,630,669
RELX NV	100,448	2,184,613
Wolters Kluwer NV	61,955	3,735,371

TOTAL NETHERLANDS		15,223,418

Norway - 1.4%
Equinor ASA	270,676	7,187,806
Portugal - 0.7%
Galp Energia SGPS SA Class B	157,894	3,247,701
Spain - 3.4%
Banco Santander SA (Spain)	1,805,121	10,173,089
CaixaBank SA	876,697	4,033,576
Masmovil Ibercom SA (b)	10,585	1,196,911
Unicaja Banco SA (c)	790,500	1,334,792

TOTAL SPAIN		16,738,368

Sweden - 4.2%
Alfa Laval AB	122,400	3,364,523
Investor AB (B Shares)	81,560	3,556,270
Nordea Bank AB	616,800	6,560,157
Swedbank AB (A Shares)	208,842	4,944,973
Telefonaktiebolaget LM Ericsson (B Shares)	301,100	2,363,712

TOTAL SWEDEN		20,789,635

Switzerland - 4.6%
Credit Suisse Group AG	250,156	4,023,140
Nestle SA (Reg. S)	19,479	1,587,409
Swiss Life Holding AG	7,920	2,845,169
UBS Group AG	477,058	7,833,292
Zurich Insurance Group AG	20,951	6,424,636

TOTAL SWITZERLAND		22,713,646

United Kingdom - 19.9%
AstraZeneca PLC (United Kingdom)	85,817	6,605,873
Aviva PLC	803,225	5,264,116
BAE Systems PLC	499,941	4,279,662
BHP Billiton PLC	458,944	10,562,016
BP PLC	1,921,878	14,443,766
British American Tobacco PLC (United Kingdom)	129,914	7,141,674
Bunzl PLC	118,928	3,535,641
Compass Group PLC	128,993	2,775,834
GlaxoSmithKline PLC	220,717	4,584,348
HSBC Holdings PLC sponsored ADR (a)	86,411	4,184,021
Imperial Tobacco Group PLC	138,672	5,318,447
Informa PLC	361,074	3,741,185
Liberty Global PLC Class A (b)	78,900	2,227,347
Micro Focus International PLC	119,104	1,943,473
Royal Dutch Shell PLC Class B sponsored ADR (a)	137,800	9,789,312
RSA Insurance Group PLC	237,710	2,009,944
Standard Chartered PLC (United Kingdom)	460,911	4,162,185
Standard Life PLC	888,586	3,642,397
The Weir Group PLC	93,052	2,379,808

TOTAL UNITED KINGDOM		98,591,049

United States of America - 1.8%
Amgen, Inc.	14,800	2,908,940
ConocoPhillips Co.	54,700	3,947,699
S&P Global, Inc.	9,400	1,884,136

TOTAL UNITED STATES OF AMERICA		8,740,775

TOTAL COMMON STOCKS
(Cost $479,878,423)		483,101,202

Nonconvertible Preferred Stocks - 1.0%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)	37,600	2,543,273
Spain - 0.5%
Grifols SA Class B	105,400	2,207,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,142,517)		4,750,631

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.96% (d)	3,276,037	3,276,692
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	8,781,764	8,782,642
TOTAL MONEY MARKET FUNDS
(Cost $12,059,792)		12,059,334
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $497,080,732)		499,911,167
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,634,560)
NET ASSETS - 100%		$495,276,607

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,792 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,166
Fidelity Securities Lending Cash Central Fund	235,334
Total	$272,500

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,834,542	$14,878,390	$21,956,152	$--
Consumer Staples	20,916,334	5,318,447	15,597,887	--
Energy	57,819,800	26,907,607	30,912,193	--
Financials	179,596,877	103,073,860	76,523,017	--
Health Care	52,997,430	8,356,526	44,640,904	--
Industrials	56,448,766	38,684,322	17,764,444	--
Information Technology	24,639,814	15,109,311	9,530,503	--
Materials	37,280,983	15,020,655	22,260,328	--
Real Estate	9,225,941	5,694,180	3,531,761	--
Telecommunication Services	12,091,346	1,196,911	10,894,435	--
Money Market Funds	12,059,334	12,059,334	--	--
Total Investments in Securities:	$499,911,167	$246,299,543	$253,611,624	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$25,155,949
Level 2 to Level 1	$28,509,060

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2018

TIE-QTLY-0918
1.863105.110

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 2.3%
Accent Group Ltd.	14,479	$15,383
Adelaide Brighton Ltd.	6,489	33,169
Beacon Lighting Group Ltd.	15,420	16,497
Commonwealth Bank of Australia	10,873	604,161
CSL Ltd.	8,893	1,299,013
DuluxGroup Ltd.	9,164	52,084
Imdex Ltd. (a)	41,011	37,629
Insurance Australia Group Ltd.	49,816	297,567
Macquarie Group Ltd.	3,528	321,927

TOTAL AUSTRALIA		2,677,430

Austria - 0.7%
Andritz AG	8,872	503,369
Erste Group Bank AG	6,900	298,212

TOTAL AUSTRIA		801,581

Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	95,800	420,608
Integrated Diagnostics Holdings PLC (b)	7,500	31,875
Wolseley PLC	2,834	223,558
WPP PLC	15,100	236,194

TOTAL BAILIWICK OF JERSEY		912,235

Belgium - 1.3%
Anheuser-Busch InBev SA NV	3,671	373,576
KBC Ancora	2,011	110,429
KBC Groep NV	10,512	808,336
Umicore SA	3,288	192,241

TOTAL BELGIUM		1,484,582

Bermuda - 0.3%
Credicorp Ltd. (United States)	1,212	277,269
Vostok New Ventures Ltd. (depositary receipt) (a)	3,860	33,275

TOTAL BERMUDA		310,544

Brazil - 1.3%
CVC Brasil Operadora e Agencia de Viagens SA	15,200	178,595
Equatorial Energia SA	11,400	186,036
Hapvida Participacoes e Investimentos SA	23,500	176,314
IRB Brasil Resseguros SA	14,000	199,185
Itau Unibanco Holding SA	3,500	37,301
Localiza Rent A Car SA	27,900	176,545
Lojas Renner SA	23,700	194,990
Notre Dame Intermedica Participacoes SA	32,200	210,188
Suzano Papel e Celulose SA	17,900	212,465

TOTAL BRAZIL		1,571,619

Canada - 5.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,622	717,542
Canadian National Railway Co.	11,263	1,005,388
Canadian Pacific Railway Ltd.	3,453	684,787
CCL Industries, Inc. Class B	12,290	623,546
Constellation Software, Inc.	957	693,762
Franco-Nevada Corp.	8,559	627,820
McCoy Global, Inc. (a)	7,000	7,049
New Look Vision Group, Inc.	1,300	33,478
Nutrien Ltd.	15,765	856,207
Pason Systems, Inc.	19,891	305,204
PrairieSky Royalty Ltd.	16,273	308,735
ShawCor Ltd. Class A	800	16,297
Suncor Energy, Inc.	13,500	568,498

TOTAL CANADA		6,448,313

Cayman Islands - 5.6%
58.com, Inc. ADR (a)	2,300	154,698
Alibaba Group Holding Ltd. sponsored ADR (a)	10,882	2,037,432
Baidu.com, Inc. sponsored ADR (a)	2,400	593,232
Baozun, Inc. sponsored ADR (a)	3,200	185,120
Geely Automobile Holdings Ltd.	94,000	214,370
JD.com, Inc. sponsored ADR (a)	9,000	322,740
New Oriental Education & Technology Group, Inc. sponsored ADR	2,760	237,470
Sands China Ltd.	31,800	163,678
Shenzhou International Group Holdings Ltd.	19,000	232,990
Sunny Optical Technology Group Co. Ltd.	13,000	214,485
TAL Education Group ADR (a)	6,800	217,532
Tencent Holdings Ltd.	38,600	1,756,856
Value Partners Group Ltd.	21,000	16,347
YY, Inc. ADR (a)	900	83,907
ZTO Express (Cayman), Inc. sponsored ADR	8,000	158,640

TOTAL CAYMAN ISLANDS		6,589,497

Chile - 0.2%
Banco Santander Chile sponsored ADR	6,200	203,422
China - 2.5%
China International Travel Service Corp. Ltd. (A Shares)	16,300	168,032
Gree Electric Appliances, Inc. of Zhuhai Class A	23,400	151,713
Han's Laser Technology Industry Group Co. Ltd.	22,600	159,862
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	32,600	165,472
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	41,782	162,155
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	15,100	152,647
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	9,700	182,746
Kweichow Moutai Co. Ltd. (A Shares)	1,594	169,969
Midea Group Co. Ltd. Class A	24,100	168,421
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	50,000	463,750
Shanghai International Airport Co. Ltd. (A Shares)	21,100	186,666
Shenzhen Inovance Technology Co. Ltd. Class A	37,700	147,697
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	44,160	141,243
Wuliangye Yibin Co. Ltd. Class A	16,200	171,566
Xiaomi Corp. Class B	80,400	180,282
Yunnan Baiyao Group Co. Ltd.	11,300	165,220

TOTAL CHINA		2,937,441

Denmark - 0.3%
Jyske Bank A/S (Reg.)	4,854	274,747
Netcompany Group A/S	1,000	36,375
Scandinavian Tobacco Group A/S (b)	1,550	25,223
SimCorp A/S	400	34,146
Spar Nord Bank A/S	4,331	46,691

TOTAL DENMARK		417,182

Finland - 0.4%
Sampo Oyj (A Shares)	6,453	327,941
Tikkurila Oyj	7,980	146,690

TOTAL FINLAND		474,631

France - 6.6%
Accor SA	3,700	190,716
Atos Origin SA	2,997	402,497
AXA SA	22,506	567,088
Bouygues SA	5,579	245,360
Capgemini SA	2,202	282,725
Compagnie de St. Gobain	5,100	227,067
Edenred SA	7,300	287,416
Elis SA	11,251	258,654
Kering SA	325	173,298
Laurent-Perrier Group SA	259	32,406
Legrand SA	3,600	264,535
LVMH Moet Hennessy - Louis Vuitton SA	530	184,699
Natixis SA	41,700	299,886
Pernod Ricard SA	1,100	177,443
Safran SA	4,000	496,038
Sanofi SA	9,728	846,300
Societe Generale Series A	10,400	463,819
SR Teleperformance SA	1,300	238,360
Total SA (c)	18,970	1,237,325
Vetoquinol SA	600	38,589
VINCI SA	5,500	553,103
Virbac SA (a)	170	24,252
Vivendi SA	10,552	273,925

TOTAL FRANCE		7,765,501

Germany - 5.5%
adidas AG	747	165,223
BASF AG	1,865	178,776
Bayer AG	9,147	1,018,310
Brenntag AG	3,300	197,882
CompuGroup Medical AG	2,146	119,649
CTS Eventim AG	1,862	87,790
Deutsche Telekom AG	28,200	466,289
Fresenius SE & Co. KGaA	2,000	154,401
Hannover Reuck SE	2,700	359,926
HeidelbergCement Finance AG	1,800	152,853
Linde AG	3,800	938,029
MTU Aero Engines Holdings AG	1,400	296,313
Nexus AG	1,420	44,003
SAP SE	12,833	1,493,582
Vonovia SE	12,170	589,305
WashTec AG	450	39,308
Wirecard AG	1,100	205,484

TOTAL GERMANY		6,507,123

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	900	19,112
Hong Kong - 1.6%
AIA Group Ltd.	154,000	1,343,984
CSPC Pharmaceutical Group Ltd.	90,000	235,060
Galaxy Entertainment Group Ltd.	21,000	168,689
Techtronic Industries Co. Ltd.	30,500	169,810

TOTAL HONG KONG		1,917,543

India - 3.9%
Adani Ports & Special Economic Zone Ltd.	36,815	214,969
Asian Paints Ltd.	11,946	253,264
Edelweiss Financial Services Ltd.	37,534	169,660
Eicher Motors Ltd.	459	186,379
Godrej Consumer Products Ltd.	12,125	233,237
HDFC Bank Ltd.	5,957	188,437
Housing Development Finance Corp. Ltd.	30,394	885,648
Indraprastha Gas Ltd.	43,378	192,590
IndusInd Bank Ltd.	7,034	204,994
Jyothy Laboratories Ltd.	4,788	15,404
Kotak Mahindra Bank Ltd.	10,086	192,534
Larsen & Toubro Ltd.	11,979	227,874
Maruti Suzuki India Ltd.	2,003	278,552
Motherson Sumi Systems Ltd.	41,731	196,342
Pidilite Industries Ltd. (a)	10,790	177,067
Reliance Industries Ltd.	29,801	516,272
Titan Co. Ltd.	15,512	206,725
Ultratech Cemco Ltd.	3,475	212,875

TOTAL INDIA		4,552,823

Indonesia - 0.4%
PT Bank Central Asia Tbk	165,600	267,291
PT Bank Rakyat Indonesia Tbk	1,143,400	243,428

TOTAL INDONESIA		510,719

Ireland - 1.4%
Accenture PLC Class A	1,200	191,196
Allergan PLC	200	36,818
CRH PLC	7,418	253,716
CRH PLC sponsored ADR	19,029	652,504
FBD Holdings PLC	1,972	23,867
James Hardie Industries PLC CDI	28,984	462,974

TOTAL IRELAND		1,621,075

Isle of Man - 0.1%
Playtech Ltd.	15,648	110,458
Israel - 0.1%
Azrieli Group	282	13,493
Ituran Location & Control Ltd.	2,261	76,987
Strauss Group Ltd.	2,659	54,444

TOTAL ISRAEL		144,924

Italy - 0.9%
Assicurazioni Generali SpA	12,700	225,731
Interpump Group SpA	12,291	387,195
Intesa Sanpaolo SpA	87,300	267,543
Mediobanca SpA	14,634	152,025

TOTAL ITALY		1,032,494

Japan - 13.7%
Ai Holdings Corp.	1,100	24,338
Aoki Super Co. Ltd.	2,000	23,575
Artnature, Inc.	2,600	18,207
Asahi Co. Ltd.	400	4,940
Aucnet, Inc.	1,200	17,922
Azbil Corp.	5,400	236,399
Broadleaf Co. Ltd.	2,900	17,533
Central Automotive Products Ltd.	2,400	39,043
Coca-Cola West Co. Ltd.	800	28,798
Daiichikosho Co. Ltd.	1,400	66,360
Daikokutenbussan Co. Ltd.	1,300	57,550
DENSO Corp.	7,800	385,828
East Japan Railway Co.	6,400	598,606
Fanuc Corp.	2,000	403,282
Funai Soken Holdings, Inc.	1,850	40,271
GCA Savvian Group Corp.	3,100	24,120
Goldcrest Co. Ltd.	2,960	50,933
Honda Motor Co. Ltd.	16,200	494,597
Hoya Corp.	10,400	623,172
Idemitsu Kosan Co. Ltd.	4,800	215,928
Itochu Corp.	24,000	426,154
Japan Tobacco, Inc.	9,320	265,244
Kao Corp.	3,400	248,377
Keyence Corp.	2,342	1,233,888
Kobayashi Pharmaceutical Co. Ltd.	600	49,958
Komatsu Ltd.	13,400	395,945
Koshidaka Holdings Co. Ltd.	4,500	51,755
Kusuri No Aoki Holdings Co. Ltd.	500	36,668
Lasertec Corp.	2,700	79,685
Makita Corp.	5,500	246,434
Medikit Co. Ltd.	600	32,357
Miroku Jyoho Service Co., Ltd.	900	21,628
Misumi Group, Inc.	24,900	632,883
Mitsubishi UFJ Financial Group, Inc.	109,100	669,532
Mitsuboshi Belting Ltd.	3,000	37,025
Mitsui Fudosan Co. Ltd.	11,400	272,594
Nabtesco Corp.	8,300	256,464
Nagaileben Co. Ltd.	2,900	76,770
Nakano Refrigerators Co. Ltd.	700	37,249
ND Software Co. Ltd.	1,300	13,952
Nihon Parkerizing Co. Ltd.	7,100	105,089
Nintendo Co. Ltd.	1,100	372,006
Nomura Holdings, Inc.	46,200	219,053
NS Tool Co. Ltd.	1,000	26,401
OBIC Co. Ltd.	4,800	411,251
Olympus Corp.	3,800	154,268
Oracle Corp. Japan	2,200	184,555
ORIX Corp.	25,900	419,255
OSG Corp.	14,100	316,640
Panasonic Corp.	19,800	254,412
Paramount Bed Holdings Co. Ltd.	1,800	76,063
ProNexus, Inc.	2,400	27,882
Recruit Holdings Co. Ltd.	7,900	216,472
San-Ai Oil Co. Ltd.	4,900	62,754
Shin-Etsu Chemical Co. Ltd.	3,000	303,485
Shinsei Bank Ltd.	15,300	240,976
SHO-BOND Holdings Co. Ltd.	5,240	366,001
Shoei Co. Ltd.	2,000	85,320
SK Kaken Co. Ltd.	100	9,301
SoftBank Corp.	4,200	350,793
Software Service, Inc.	500	35,550
Sony Corp.	4,900	263,360
Sony Financial Holdings, Inc.	15,100	290,169
Subaru Corp.	7,400	216,268
Sumitomo Mitsui Financial Group, Inc.	13,500	535,785
T&D Holdings, Inc.	16,400	245,050
Taiheiyo Cement Corp.	4,400	139,030
Takeda Pharmaceutical Co. Ltd.	7,400	312,450
Techno Medica Co. Ltd.	500	9,462
The Monogatari Corp.	280	25,793
TKC Corp.	1,000	37,204
Tocalo Co. Ltd.	1,200	13,694
Tokio Marine Holdings, Inc.	9,300	442,456
USS Co. Ltd.	38,400	726,686
Welcia Holdings Co. Ltd.	1,200	60,851
Workman Co. Ltd.	1,300	58,248
Yamada Consulting Group Co. Ltd.	1,900	51,742
Yamato Kogyo Co. Ltd.	800	24,898

TOTAL JAPAN		16,146,637

Kenya - 0.4%
Safaricom Ltd.	1,616,300	450,537
Korea (South) - 2.1%
BGF Retail Co. Ltd.	1,035	157,090
Leeno Industrial, Inc.	264	15,862
LG Chemical Ltd.	821	276,500
LG Household & Health Care Ltd.	209	227,119
NAVER Corp.	247	158,830
Samsung Electronics Co. Ltd.	38,267	1,589,489

TOTAL KOREA (SOUTH)		2,424,890

Mexico - 0.8%
Consorcio ARA S.A.B. de CV	41,655	15,578
Embotelladoras Arca S.A.B. de CV	27,400	181,885
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	933	91,565
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,900	188,048
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,270	200,508
Wal-Mart de Mexico SA de CV Series V	97,200	283,865

TOTAL MEXICO		961,449

Netherlands - 2.3%
Aalberts Industries NV	1,700	77,130
ASML Holding NV (Netherlands)	5,600	1,199,343
ING Groep NV (Certificaten Van Aandelen)	28,276	432,249
Koninklijke Philips Electronics NV	6,315	277,226
RELX NV	7,491	162,920
Takeaway.com Holding BV (a)(b)	600	40,062
VastNed Retail NV	596	27,076
Wolters Kluwer NV	4,700	283,371
Yandex NV Series A (a)	5,297	190,480

TOTAL NETHERLANDS		2,689,857

New Zealand - 0.1%
Auckland International Airport Ltd.	29,537	134,384
Norway - 0.7%
Equinor ASA	20,385	541,324
Kongsberg Gruppen ASA	2,600	52,850
Schibsted ASA (B Shares)	5,433	176,512
Skandiabanken ASA (b)	3,000	29,056

TOTAL NORWAY		799,742

Philippines - 0.8%
Ayala Corp.	10,960	206,527
Ayala Land, Inc.	266,000	204,963
Jollibee Food Corp.	7,250	36,924
SM Investments Corp.	12,050	215,929
SM Prime Holdings, Inc.	319,600	227,575

TOTAL PHILIPPINES		891,918

Portugal - 0.2%
Galp Energia SGPS SA Class B	11,692	240,491
Russia - 0.7%
Alrosa Co. Ltd.	125,000	194,642
NOVATEK OAO GDR (Reg. S)	1,700	270,470
Sberbank of Russia	118,390	405,713

TOTAL RUSSIA		870,825

South Africa - 2.2%
Capitec Bank Holdings Ltd.	2,824	204,072
Clicks Group Ltd.	20,899	306,736
Discovery Ltd.	16,322	210,726
FirstRand Ltd.	53,650	282,235
Mondi Ltd.	7,014	192,338
Naspers Ltd. Class N	5,918	1,457,084

TOTAL SOUTH AFRICA		2,653,191

Spain - 2.5%
Amadeus IT Holding SA Class A	12,200	1,041,423
Banco Santander SA (Spain)	137,326	773,926
CaixaBank SA	67,606	311,047
Grifols SA ADR	7,900	164,162
Masmovil Ibercom SA (a)	821	92,836
Merlin Properties Socimi SA	10,400	153,840
Prosegur Compania de Seguridad SA (Reg.)	43,976	292,599
Unicaja Banco SA (b)	60,300	101,819

TOTAL SPAIN		2,931,652

Sweden - 3.4%
Addlife AB	1,200	28,796
AddTech AB (B Shares)	3,000	67,964
Alfa Laval AB	9,100	250,140
ASSA ABLOY AB (B Shares)	38,500	760,009
Atlas Copco AB (A Shares)	15,300	438,140
Epiroc AB Class A (a)	19,300	231,083
Fagerhult AB	21,785	205,637
Hexagon AB (B Shares)	3,000	182,942
Investor AB (B Shares)	6,255	272,737
Lagercrantz Group AB (B Shares)	4,600	48,182
Loomis AB (B Shares)	4,500	141,147
Nordea Bank AB	47,667	506,976
Saab AB (B Shares)	1,300	59,951
Svenska Handelsbanken AB (A Shares)	23,745	293,310
Swedbank AB (A Shares)	15,900	376,481
Telefonaktiebolaget LM Ericsson (B Shares)	23,200	182,126

TOTAL SWEDEN		4,045,621

Switzerland - 4.0%
Credit Suisse Group AG	19,243	309,476
Nestle SA (Reg. S)	15,672	1,277,164
Roche Holding AG (participation certificate)	4,374	1,074,458
Schindler Holding AG:
(participation certificate)	1,599	372,721
(Reg.)	280	63,400
Sika AG	1,378	196,092
Swiss Life Holding AG	610	219,135
Tecan Group AG	210	53,319
UBS Group AG	36,289	595,865
Zurich Insurance Group AG	1,632	500,454

TOTAL SWITZERLAND		4,662,084

Taiwan - 2.0%
Addcn Technology Co. Ltd.	3,772	33,550
Formosa Chemicals & Fibre Corp.	62,000	244,302
Formosa Plastics Corp.	70,000	257,513
Taiwan Semiconductor Manufacturing Co. Ltd.	227,035	1,817,266

TOTAL TAIWAN		2,352,631

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	110,100	219,240
C.P. ALL PCL (For. Reg.)	99,500	224,301

TOTAL THAILAND		443,541

Turkey - 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	3,400	74,275
United Kingdom - 10.5%
Alliance Pharma PLC	29,714	36,349
Ascential PLC	10,762	59,328
AstraZeneca PLC (United Kingdom)	6,689	514,894
Aviva PLC	61,315	401,842
Avon Rubber PLC	1,300	24,827
BAE Systems PLC	76,335	653,453
BHP Billiton PLC	34,515	794,319
BP PLC	148,300	1,114,540
British American Tobacco PLC (United Kingdom)	12,765	701,722
Bunzl PLC	8,968	266,612
Cineworld Group PLC	7,700	27,389
Compass Group PLC	9,723	209,232
Dechra Pharmaceuticals PLC	3,600	141,094
DP Poland PLC (a)	40,100	15,527
Elementis PLC	46,608	159,178
GlaxoSmithKline PLC	17,024	353,593
Great Portland Estates PLC	5,506	51,737
Hilton Food Group PLC	2,654	33,302
Howden Joinery Group PLC	3,800	23,796
HSBC Holdings PLC sponsored ADR	6,631	321,073
Imperial Tobacco Group PLC	10,374	397,871
Informa PLC	80,761	836,786
InterContinental Hotel Group PLC ADR	8,991	559,240
ITE Group PLC	49,900	54,362
Liberty Global PLC Class A (a)	5,900	166,557
Melrose Industries PLC	58,603	166,069
Micro Focus International PLC	9,258	151,067
NMC Health PLC	3,762	187,439
Prudential PLC	40,665	959,431
Reckitt Benckiser Group PLC	5,051	450,300
Rightmove PLC	2,200	140,655
Royal Dutch Shell PLC Class B sponsored ADR	10,400	738,816
RSA Insurance Group PLC	18,100	153,044
Shaftesbury PLC	13,637	166,821
Spectris PLC	10,470	318,137
Spirax-Sarco Engineering PLC	1,899	173,106
Standard Chartered PLC (United Kingdom)	35,138	317,308
Standard Life PLC	67,250	275,664
The Weir Group PLC	6,904	176,570
Topps Tiles PLC	16,600	13,160
Ultra Electronics Holdings PLC	2,001	43,362

TOTAL UNITED KINGDOM		12,349,572

United States of America - 9.1%
A.O. Smith Corp.	2,862	170,375
Alphabet, Inc. Class A (a)	728	893,416
Amgen, Inc.	1,100	216,205
Amphenol Corp. Class A	2,040	190,760
Autoliv, Inc.	3,074	314,962
Berkshire Hathaway, Inc. Class B (a)	1,916	379,119
Black Knight, Inc. (a)	3,600	185,940
ConocoPhillips Co.	4,100	295,897
Estee Lauder Companies, Inc. Class A	1,200	161,928
Hilton Worldwide Holdings, Inc.	2,100	165,186
Marriott International, Inc. Class A	1,300	166,192
Marsh & McLennan Companies, Inc.	1,900	158,384
Martin Marietta Materials, Inc.	1,830	364,939
MasterCard, Inc. Class A	5,753	1,139,094
MercadoLibre, Inc.	500	171,455
Mohawk Industries, Inc. (a)	1,465	275,947
Moody's Corp.	2,939	502,922
MSCI, Inc.	3,751	623,379
NVIDIA Corp.	700	171,402
PayPal Holdings, Inc. (a)	2,800	229,992
PriceSmart, Inc.	2,485	203,149
ResMed, Inc.	4,210	445,334
S&P Global, Inc.	3,601	721,784
Sherwin-Williams Co.	1,670	736,019
TransDigm Group, Inc.	496	186,268
Veoneer, Inc. (a)	3,674	192,150
Visa, Inc. Class A	8,631	1,180,203
Yum China Holdings, Inc.	6,500	234,520

TOTAL UNITED STATES OF AMERICA		10,676,921

TOTAL COMMON STOCKS
(Cost $101,613,397)		114,810,467

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.5%
Itau Unibanco Holding SA	47,270	566,741
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	2,776	187,769
Sartorius AG (non-vtg.)	500	81,270

TOTAL GERMANY		269,039

Spain - 0.1%
Grifols SA Class B	7,800	163,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $995,554)		999,133

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (d)	1,529,403	1,529,709
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	14,676	14,678
TOTAL MONEY MARKET FUNDS
(Cost $1,544,387)		1,544,387
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $104,153,338)		117,353,987
NET OTHER ASSETS (LIABILITIES) - 0.2%		196,384
NET ASSETS - 100%		$117,550,371

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,035 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,713
Fidelity Securities Lending Cash Central Fund	7,134
Total	$26,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,794,027	$10,570,900	$2,223,127	$--
Consumer Staples	7,802,936	4,486,553	3,316,383	--
Energy	6,532,987	4,181,122	2,351,865	--
Financials	24,851,626	17,108,196	7,743,430	--
Health Care	9,589,104	4,874,252	4,714,852	--
Industrials	17,603,079	13,986,238	3,616,841	--
Information Technology	22,656,261	15,684,015	6,972,246	--
Materials	10,482,162	8,812,836	1,669,326	--
Real Estate	1,758,337	1,485,743	272,594	--
Telecommunication Services	1,360,455	543,373	817,082	--
Utilities	378,626	378,626	--	--
Money Market Funds	1,544,387	1,544,387	--	--
Total Investments in Securities:	$117,353,987	$83,656,241	$33,697,746	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,721,047
Level 2 to Level 1	$7,716,281

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2018

IGF-QTLY-0918
1.863103.110

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 3.5%
CSL Ltd.	605,055	$88,381,227
Austria - 1.2%
Andritz AG	535,521	30,383,781
Belgium - 2.1%
Anheuser-Busch InBev SA NV	250,191	25,460,450
KBC Groep NV	336,108	25,845,514

TOTAL BELGIUM		51,305,964

Brazil - 0.1%
Itau Unibanco Holding SA	230,900	2,460,768
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	246,000	11,299,151
Canadian National Railway Co.	133,000	11,872,207
Canadian Pacific Railway Ltd.	55,900	11,085,892
Franco-Nevada Corp.	188,300	13,812,189
Pason Systems, Inc.	296,700	4,552,510
PrairieSky Royalty Ltd. (a)	346,900	6,581,460

TOTAL CANADA		59,203,409

Cayman Islands - 2.0%
58.com, Inc. ADR (b)	132,170	8,889,754
Alibaba Group Holding Ltd. sponsored ADR (b)	188,200	35,236,686
YY, Inc. ADR (b)	67,200	6,265,056

TOTAL CAYMAN ISLANDS		50,391,496

Denmark - 0.6%
Jyske Bank A/S (Reg.)	254,700	14,416,566
Netcompany Group A/S	18,200	662,021

TOTAL DENMARK		15,078,587

Finland - 0.2%
Tikkurila Oyj	298,300	5,483,405
France - 3.2%
Edenred SA	489,400	19,268,664
Elis SA	458,736	10,546,075
Legrand SA	241,300	17,731,196
Safran SA	269,500	33,420,579

TOTAL FRANCE		80,966,514

Germany - 6.9%
Bayer AG	144,890	16,130,194
Linde AG	165,401	40,829,201
MTU Aero Engines Holdings AG	99,000	20,953,583
SAP SE	711,101	82,762,219
Vonovia SE	223,400	10,817,650

TOTAL GERMANY		171,492,847

Hong Kong - 2.8%
AIA Group Ltd.	7,973,000	69,581,733
India - 1.1%
HDFC Asset Management Co. Ltd. (b)	241	3,872
Housing Development Finance Corp. Ltd.	979,278	28,535,097

TOTAL INDIA		28,538,969

Ireland - 2.8%
CRH PLC sponsored ADR	1,286,766	44,123,206
James Hardie Industries PLC CDI	1,690,989	27,010,886

TOTAL IRELAND		71,134,092

Isle of Man - 0.2%
Playtech Ltd.	771,085	5,443,007
Italy - 0.8%
Interpump Group SpA	605,026	19,059,704
Japan - 13.6%
Azbil Corp.	141,500	6,194,540
DENSO Corp.	522,900	25,865,302
East Japan Railway Co.	284,000	26,563,133
Fanuc Corp.	134,700	27,161,030
Hoya Corp.	462,500	27,713,187
Keyence Corp.	137,324	72,349,478
Komatsu Ltd.	908,900	26,856,285
Misumi Group, Inc.	1,066,500	27,107,213
Nabtesco Corp.	400,900	12,387,511
Nintendo Co. Ltd.	46,700	15,793,336
OSG Corp.	627,900	14,100,585
SHO-BOND Holdings Co. Ltd.	237,400	16,581,800
USS Co. Ltd.	2,119,400	40,107,771

TOTAL JAPAN		338,781,171

Kenya - 0.7%
Safaricom Ltd.	66,574,100	18,557,240
Korea (South) - 0.8%
BGF Retail Co. Ltd.	52,672	7,994,439
NAVER Corp.	17,194	11,056,341

TOTAL KOREA (SOUTH)		19,050,780

Mexico - 0.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	60,055	5,893,798
Netherlands - 2.7%
ASML Holding NV (Netherlands)	319,500	68,426,803
New Zealand - 0.4%
Auckland International Airport Ltd.	1,984,240	9,027,657
Norway - 0.5%
Schibsted ASA (B Shares)	364,600	11,845,427
South Africa - 2.3%
Clicks Group Ltd.	1,116,838	16,391,882
Naspers Ltd. Class N	165,900	40,846,615

TOTAL SOUTH AFRICA		57,238,497

Spain - 3.2%
Amadeus IT Holding SA Class A	671,300	57,303,880
Grifols SA ADR	78,203	1,625,058
Merlin Properties Socimi SA	497,000	7,351,762
Prosegur Compania de Seguridad SA (Reg.)	2,053,549	13,663,497

TOTAL SPAIN		79,944,197

Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,567,283	50,679,429
Atlas Copco AB (A Shares)	1,031,900	29,550,085
Epiroc AB Class A (b)	1,302,800	15,598,722
Fagerhult AB	920,132	8,685,476
Loomis AB (B Shares)	196,000	6,147,743
Svenska Handelsbanken AB (A Shares)	1,604,720	19,822,326

TOTAL SWEDEN		130,483,781

Switzerland - 7.2%
Nestle SA (Reg. S)	954,349	77,773,095
Roche Holding AG (participation certificate)	297,183	73,001,967
Schindler Holding AG:
(participation certificate)	104,758	24,418,670
(Reg.)	18,350	4,154,997

TOTAL SWITZERLAND		179,348,729

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,255,000	26,054,130
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	230,012	5,024,727
United Kingdom - 9.1%
BAE Systems PLC	2,619,600	22,424,653
British American Tobacco PLC (United Kingdom)	200,200	11,005,458
Elementis PLC	1,803,310	6,158,764
Informa PLC	3,032,666	31,422,270
InterContinental Hotel Group PLC ADR (a)	584,822	36,375,928
Melrose Industries PLC	3,956,079	11,210,719
Prudential PLC	2,247,865	53,035,091
Reckitt Benckiser Group PLC	341,945	30,484,621
Rightmove PLC	95,600	6,112,120
Shaftesbury PLC	517,533	6,330,964
Spectris PLC	421,757	12,815,311

TOTAL UNITED KINGDOM		227,375,899

United States of America - 19.0%
Alphabet, Inc. Class A (b)	38,436	47,169,428
Autoliv, Inc. (a)	192,969	19,771,604
Berkshire Hathaway, Inc. Class B (b)	133,284	26,372,905
Black Knight, Inc. (b)	243,200	12,561,280
Marsh & McLennan Companies, Inc.	133,251	11,107,803
Martin Marietta Materials, Inc.	115,600	23,052,952
MasterCard, Inc. Class A	332,400	65,815,200
Mohawk Industries, Inc. (b)	96,300	18,139,068
Moody's Corp.	130,600	22,348,272
MSCI, Inc.	179,900	29,897,581
PayPal Holdings, Inc. (b)	190,600	15,655,884
PriceSmart, Inc.	130,700	10,684,725
ResMed, Inc.	278,000	29,406,840
S&P Global, Inc.	139,600	27,981,424
Sherwin-Williams Co.	81,900	36,095,787
Veoneer, Inc. (a)(b)	217,269	11,363,169
Visa, Inc. Class A	486,760	66,559,562

TOTAL UNITED STATES OF AMERICA		473,983,484

TOTAL COMMON STOCKS
(Cost $1,838,642,530)		2,399,941,823

Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Itau Unibanco Holding SA
(Cost $11,543,077)	902,000	10,814,483

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.96% (c)	94,929,779	94,948,765
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	62,292,825	62,299,055
TOTAL MONEY MARKET FUNDS
(Cost $157,247,821)		157,247,820
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $2,007,433,428)		2,568,004,126
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(68,817,651)
NET ASSETS - 100%		$2,499,186,475

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$725,689
Fidelity Securities Lending Cash Central Fund	374,874
Total	$1,100,563

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,180,161	$215,314,859	$25,865,302	$--
Consumer Staples	196,987,619	52,263,995	144,723,624	--
Energy	16,158,697	16,158,697	--	--
Financials	342,223,435	269,362,146	72,861,289	--
Health Care	236,258,473	147,126,312	89,132,161	--
Industrials	520,640,886	366,956,356	153,684,530	--
Information Technology	617,683,029	424,646,541	193,036,488	--
Materials	196,566,390	196,566,390	--	--
Real Estate	24,500,376	24,500,376	--	--
Telecommunication Services	18,557,240	18,557,240	--	--
Money Market Funds	157,247,820	157,247,820	--	--
Total Investments in Securities:	$2,568,004,126	$1,888,700,732	$679,303,394	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$17,963,771
Level 2 to Level 1	$174,714,963

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

July 31, 2018

EME-QTLY-0918
1.861977.110

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Bermuda - 0.9%
Central European Media Enterprises Ltd. Class A (a)	245,000	$949,375
Botswana - 0.2%
First National Bank of Botswana Ltd.	1,042,331	227,326
Canada - 0.4%
First Quantum Minerals Ltd.	30,500	475,724
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	47,900	550,850
Greece - 1.7%
Fourlis Holdings SA	71,700	483,771
Jumbo SA	26,536	425,109
Mytilineos Holdings SA	51,000	512,877
Sarantis SA	55,600	455,111

TOTAL GREECE		1,876,868

Hungary - 1.6%
OTP Bank PLC	45,200	1,700,575
Kenya - 1.3%
KCB Group Ltd.	1,388,600	649,718
Safaricom Ltd.	2,927,644	816,068

TOTAL KENYA		1,465,786

Kuwait - 0.5%
National Bank of Kuwait	220,000	588,604
Morocco - 0.5%
Attijariwafa Bank	11,725	587,290
Netherlands - 1.0%
X5 Retail Group NV GDR (Reg. S)	42,200	1,130,960
Nigeria - 2.1%
Dangote Cement PLC	1,107,463	715,676
Guaranty Trust Bank PLC	5,263,598	582,179
Nigerian Breweries PLC	1,630,122	472,695
Zenith Bank PLC	8,351,272	530,459

TOTAL NIGERIA		2,301,009

Poland - 2.3%
Globe Trade Centre SA	283,900	720,878
Inter Cars SA	9,700	717,939
LPP SA	220	540,263
Orbis SA	21,900	535,710

TOTAL POLAND		2,514,790

Qatar - 1.0%
Qatar Islamic Bank (a)	30,500	1,114,117
Romania - 2.6%
Banca Transilvania SA	1,015,997	643,792
BRD-Groupe Societe Generale	451,735	1,567,774
Fondul Propietatea SA GDR	56,500	638,450

TOTAL ROMANIA		2,850,016

Russia - 24.0%
Alrosa Co. Ltd.	969,200	1,509,174
Gazprom OAO	1,923,613	4,427,401
Lukoil PJSC	27,600	1,972,869
Lukoil PJSC sponsored ADR	52,095	3,739,379
MMC Norilsk Nickel PJSC	13,200	2,299,244
NOVATEK OAO	235,700	3,487,562
Novolipetsk Steel OJSC GDR (Reg. S)	32,400	837,864
Sberbank of Russia	1,777,150	6,090,143
Tatneft PAO	187,600	2,166,264

TOTAL RUSSIA		26,529,900

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.	5,000	100,925
Al Rajhi Bank	5,000	117,857
Aldrees Petroleum and Transport Services Co.	15,000	105,992
Mouwasat Medical Services Co.	8,700	213,423
Saudi Co. for Hardware CJSC	10,500	215,863

TOTAL SAUDI ARABIA		754,060

South Africa - 45.0%
African Rainbow Minerals Ltd.	101,000	870,744
Anglo American Platinum Ltd.	42,200	1,296,366
ArcelorMittal South Africa Ltd. (a)	780,000	189,558
AVI Ltd.	97,400	809,972
Barloworld Ltd.	79,000	760,752
Cashbuild Ltd.	42,900	1,013,733
City Lodge Hotels Ltd.	62,000	706,332
Clicks Group Ltd.	91,883	1,348,571
DRDGOLD Ltd.	3,167,414	813,052
FirstRand Ltd.	779,000	4,098,069
Hulamin Ltd.	787,228	295,341
Imperial Holdings Ltd.	75,100	1,217,056
KAP Industrial Holdings Ltd.	1,145,700	622,119
Kumba Iron Ore Ltd.	41,600	918,438
Mr Price Group Ltd.	103,800	1,853,619
MTN Group Ltd.	286,950	2,495,217
Nampak Ltd. (a)	1,094,500	1,249,313
Naspers Ltd. Class N	39,500	9,725,385
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	577,676
PSG Group Ltd.	151,800	2,686,114
RMB Holdings Ltd.	272,900	1,707,555
Sanlam Ltd.	406,500	2,356,728
Sasol Ltd.	81,200	3,199,891
Shoprite Holdings Ltd.	131,300	2,170,601
Spar Group Ltd.	98,100	1,427,302
Spur Corp. Ltd.	257,400	500,432
Standard Bank Group Ltd.	280,386	4,340,739
Steinhoff Africa Retail Ltd. (a)(b)	390,000	500,847

TOTAL SOUTH AFRICA		49,751,522

United Arab Emirates - 6.0%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	937,731	630,575
Agthia Group PJSC	344,787	450,561
Aldar Properties PJSC	1,661,768	918,391
DP World Ltd.	45,278	1,041,394
Dubai Financial Market PJSC	2,241,002	591,800
Dubai Islamic Bank Pakistan Ltd.	539,253	738,451
Dubai Parks and Resorts PJSC (a)	4,523,254	413,763
National Bank of Abu Dhabi PJSC	490,340	1,815,505

TOTAL UNITED ARAB EMIRATES		6,600,440

United Kingdom - 4.4%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(b)	29,800	601,515
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(b)	29,800	702,429
ALDREES Petroleum and Transport Services Co. ELS (HSBC Bank Warrant Program) warrants 1/30/20 (a)(b)	96,625	682,762
ASA International (a)	55,100	289,286
Bank of Georgia Group PLC	11,500	275,502
NMC Health PLC	10,849	540,545
Saudi Co. for Hardware LLC ELS (HSBC Bank Warrant Program) warrants 5/10/21 (a)(b)	17,800	365,939
Tullow Oil PLC (a)	184,500	548,505
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20 (a)(b)	106,984	877,199

TOTAL UNITED KINGDOM		4,883,682

TOTAL COMMON STOCKS
(Cost $81,755,935)		106,852,894

Nonconvertible Preferred Stocks - 1.8%
Russia - 1.8%
Tatneft PAO
(Cost $777,917)	254,100	1,960,443

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $1,256,835)	1,256,584	1,256,835
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $83,790,687)		110,070,172
NET OTHER ASSETS (LIABILITIES) - 0.4%		453,926
NET ASSETS - 100%		$110,524,098

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,730,691 or 3.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,247
Fidelity Securities Lending Cash Central Fund	2,267
Total	$16,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$19,799,197	$19,799,197	$--	$--
Consumer Staples	8,366,698	8,366,698	--	--
Energy	19,038,990	17,066,121	1,972,869	--
Financials	37,167,877	27,847,890	9,319,987	--
Health Care	753,968	753,968	--	--
Industrials	3,487,992	3,487,992	--	--
Materials	15,248,061	12,048,170	3,199,891	--
Real Estate	1,639,269	1,639,269	--	--
Telecommunication Services	3,311,285	3,311,285	--	--
Money Market Funds	1,256,835	1,256,835	--	--
Total Investments in Securities:	$110,070,172	$95,577,425	$14,492,747	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund (formerly Fidelity® Series Emerging Markets Fund)

July 31, 2018

ILF-QTLY-0918
1.873106.109

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
Argentina - 0.7%
Central Puerto SA sponsored ADR (a)	1,174,600	$13,390,440
Grupo Financiero Galicia SA sponsored ADR (a)	525,600	18,727,128
Grupo Superveille SA sponsored ADR	1,235,572	16,692,578
Inversiones y Representaciones SA ADR	247,287	4,614,375
Telecom Argentina SA Class B sponsored ADR	1,207,834	24,241,228
YPF SA Class D sponsored ADR	1,760,000	29,216,000

TOTAL ARGENTINA		106,881,749

Australia - 0.1%
Frontier Digital Ventures Ltd. (a)(b)(c)	16,030,591	7,384,155
Bermuda - 1.2%
AGTech Holdings Ltd. (b)	53,392,000	4,965,717
China Resource Gas Group Ltd.	9,356,000	44,342,080
Credicorp Ltd. (United States)	272,340	62,303,222
GP Investments Ltd. Class A (depositary receipt) (b)(c)	7,634,637	10,353,636
Pacific Basin Shipping Ltd.	79,100,000	20,659,188
Shangri-La Asia Ltd.	24,700,000	40,405,909

TOTAL BERMUDA		183,029,752

Brazil - 3.6%
Azul SA sponsored ADR (b)	1,996,200	38,227,230
B2W Companhia Global do Varejo (b)	12,409,702	93,073,592
Banco do Brasil SA	8,657,000	74,961,367
BTG Pactual Participations Ltd. unit	3,836,300	20,237,855
Companhia de Saneamento de Minas Gerais	3,084,770	33,434,163
Direcional Engenharia SA (b)(c)	13,062,260	24,083,031
Localiza Rent A Car SA	6,706,770	42,438,864
Natura Cosmeticos SA	5,302,600	41,111,997
Petrobras Distribuidora SA	4,737,300	24,599,679
Vale SA sponsored ADR	9,119,770	133,695,828

TOTAL BRAZIL		525,863,606

British Virgin Islands - 0.3%
Despegar.com Corp.	186,833	3,927,230
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,465,700	39,720,470

TOTAL BRITISH VIRGIN ISLANDS		43,647,700

Canada - 0.4%
Pan American Silver Corp.	3,519,600	57,967,812
Cayman Islands - 17.4%
58.com, Inc. ADR (b)	1,180,718	79,415,093
Alibaba Group Holding Ltd. sponsored ADR (b)	3,509,406	657,066,085
Ant International Co. Ltd. (d)(e)	6,359,848	35,678,747
BizLink Holding, Inc.	1,154,617	7,362,425
Chailease Holding Co. Ltd.	10,286,292	33,636,219
China Literature Ltd. (a)(b)(f)	24,584,201	205,623,967
China Resources Land Ltd.	13,770,000	50,349,915
E-House China Enterprise Holdings Ltd. (b)	4,721,700	7,651,885
ENN Energy Holdings Ltd.	2,459,000	25,015,913
Haitian International Holdings Ltd.	13,496,000	31,809,709
JD.com, Inc. sponsored ADR (b)	7,767,104	278,528,349
Kingsoft Corp. Ltd.	44,004,000	106,519,388
LexinFintech Holdings Ltd. ADR	229,948	2,931,837
NetEase, Inc. ADR	496,100	127,993,800
PPDAI Group, Inc. ADR (a)(b)	164,100	745,014
Shimao Property Holdings Ltd.	13,455,000	38,141,399
TAL Education Group ADR (b)	656,310	20,995,357
Tencent Holdings Ltd.	16,638,099	757,273,043
Uni-President China Holdings Ltd.	73,305,000	84,707,875

TOTAL CAYMAN ISLANDS		2,551,446,020

Chile - 0.7%
Compania Cervecerias Unidas SA sponsored ADR (a)	725,800	19,763,534
Enersis SA	34,769,070	6,142,084
Vina Concha y Toro SA	34,096,719	73,353,297

TOTAL CHILE		99,258,915

China - 9.1%
Anhui Conch Cement Co. Ltd. (H Shares)	4,306,000	27,567,222
BBMG Corp. (H Shares)	90,303,500	35,550,521
China International Travel Service Corp. Ltd. (A Shares)	9,148,218	94,306,127
China Life Insurance Co. Ltd. (H Shares)	41,165,900	103,444,568
China Longyuan Power Grid Corp. Ltd. (H Shares)	68,688,810	63,971,462
China Oilfield Services Ltd. (H Shares)	36,366,000	33,358,840
China Pacific Insurance (Group) Co. Ltd. (H Shares)	18,987,294	74,023,123
China Petroleum & Chemical Corp. (H Shares)	110,396,000	106,117,379
China Telecom Corp. Ltd. (H Shares)	103,498,882	48,920,679
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,873,700	34,127,361
Industrial & Commercial Bank of China Ltd. (H Shares)	467,993,400	346,416,656
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,853,156	38,951,789
PICC Property & Casualty Co. Ltd. (H Shares)	38,865,750	43,822,104
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,834,000	72,660,411
Qingdao Haier Co. Ltd.	15,026,023	38,002,316
Shanghai International Airport Co. Ltd. (A Shares)	4,175,109	36,935,990
Shenzhen Inovance Technology Co. Ltd. Class A	2,710,316	10,618,159
Sinopec Engineering Group Co. Ltd. (H Shares)	9,754,000	9,941,585
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,880,888	15,611,219
Tsingtao Brewery Co. Ltd. (H Shares)	11,458,000	61,238,379
Wise Talent Information Technology Co. Ltd. (b)	5,746,603	20,829,381
Zhengzhou Yutong Bus Co. Ltd.	9,155,551	22,577,430

TOTAL CHINA		1,338,992,701

Egypt - 0.0%
Six of October Development & Investment Co. (b)	4,068,500	5,395,828
Greece - 0.5%
Titan Cement Co. SA (Reg.)	3,246,900	78,782,822
Hong Kong - 4.2%
AIA Group Ltd.	2,442,600	21,316,987
China Overseas Land and Investment Ltd.	30,925,000	97,120,193
China Resources Beer Holdings Co. Ltd.	20,372,666	91,623,204
China Resources Power Holdings Co. Ltd.	12,666,397	24,432,161
China Unicom Ltd.	33,767,000	41,694,323
China Unicom Ltd. sponsored ADR (a)	5,656,900	70,428,405
CNOOC Ltd.	68,138,000	114,154,871
CSPC Pharmaceutical Group Ltd.	25,318,000	66,125,072
Far East Horizon Ltd.	73,543,750	70,835,420
Techtronic Industries Co. Ltd.	3,406,000	18,963,085

TOTAL HONG KONG		616,693,721

India - 8.8%
Adani Ports & Special Economic Zone Ltd.	9,002,581	52,567,656
Axis Bank Ltd.	8,436,064	67,823,687
Axis Bank Ltd. GDR (Reg. S)	109,427	4,371,609
Bharat Petroleum Corp. Ltd.	7,648,034	43,541,064
Bharti Airtel Ltd.	4,102,692	23,407,997
Bharti Infratel Ltd.	3,293,582	13,790,612
Federal Bank Ltd.	37,463,526	48,703,678
Future Retail Ltd.	1,534,965	11,986,449
GAIL India Ltd.	2,487,500	13,631,108
HDFC Asset Management Co. Ltd. (b)	100,386	1,612,980
ICICI Bank Ltd.	8,134,528	36,062,198
ICICI Bank Ltd. sponsored ADR	10,844,270	95,754,904
IndoStar Capital Finance Ltd. (b)	1,418,812	9,975,828
Indraprastha Gas Ltd.	9,363,994	41,574,437
InterGlobe Aviation Ltd. (f)	1,503,729	20,420,930
ITC Ltd.	14,137,454	61,477,068
JK Cement Ltd.	2,585,931	29,017,122
Larsen & Toubro Ltd.	3,146,944	59,863,646
LIC Housing Finance Ltd.	13,905,876	107,462,806
Lupin Ltd.	54	650
Manappuram General Finance & Leasing Ltd.	23,356,130	35,958,751
NTPC Ltd.	2,134,073	4,827,070
Oberoi Realty Ltd.	3,482,841	25,238,642
Petronet LNG Ltd.	8,118,180	27,173,254
Phoenix Mills Ltd. (b)	3,820,543	35,071,870
Power Grid Corp. of India Ltd.	11,683,946	31,112,816
Reliance Industries Ltd.	12,858,521	222,760,822
SREI Infrastructure Finance Ltd. (c)	34,355,610	26,823,070
State Bank of India (b)	11,320,244	48,531,867
Sun Pharmaceutical Industries Ltd.	8,906,984	73,964,657
Tejas Networks Ltd. (b)(f)	950,220	3,945,370
Torrent Pharmaceuticals Ltd.	638,310	14,252,420

TOTAL INDIA		1,292,707,038

Indonesia - 2.1%
PT Astra International Tbk	113,885,800	56,469,034
PT Bank Mandiri (Persero) Tbk	106,591,500	49,213,148
PT Bank Rakyat Indonesia Tbk	398,830,600	84,910,537
PT Indocement Tunggal Prakarsa Tbk	15,238,200	14,926,462
PT Kalbe Farma Tbk	121,046,000	10,870,636
PT Media Nusantara Citra Tbk	406,897,000	27,794,282
PT Semen Gresik (Persero) Tbk	54,924,300	28,947,620
PT Telekomunikasi Indonesia Tbk:
Series B	108,420,100	26,884,779
sponsored ADR (a)	461,000	11,303,720

TOTAL INDONESIA		311,320,218

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	20,612,137	21,829,040
Italy - 0.7%
Prada SpA	22,309,700	106,161,548
Japan - 0.6%
GMO Internet, Inc.	622,500	13,199,906
LINE Corp. (b)	518,300	22,642,742
Mercari, Inc. (b)	62,900	2,649,546
Panasonic Corp.	1,587,700	20,400,536
SoftBank Corp.	260,100	21,724,129

TOTAL JAPAN		80,616,859

Korea (South) - 10.6%
AMOREPACIFIC Group, Inc.	821,569	70,685,614
BS Financial Group, Inc.	15,489,203	124,779,429
Celltrion, Inc. (b)	144,200	35,160,624
Coway Co. Ltd.	453,925	38,239,167
Daou Technology, Inc. (c)	2,310,103	49,170,109
Hanon Systems	3,022,398	29,044,032
Hyundai Fire & Marine Insurance Co. Ltd.	1,162,685	38,269,918
Hyundai Mobis	567,542	116,212,898
Iljin Materials Co. Ltd.	458,283	21,854,947
InterPark INT Corp. (c)	2,079,247	12,343,236
KB Financial Group, Inc.	3,101,715	149,772,727
KEPCO Plant Service & Engineering Co. Ltd.	484,475	14,989,325
Korea Electric Power Corp.	690,510	20,614,324
Korean Reinsurance Co.	1,404,148	13,934,669
KT Corp.	250,786	6,427,754
KT Corp. sponsored ADR	342,600	4,693,620
LG Chemical Ltd.	277,628	93,500,947
LG Corp.	642,550	43,511,069
LG Innotek Co. Ltd.	80,550	11,791,651
NAVER Corp.	30,679	19,727,666
NCSOFT Corp.	122,343	42,356,980
POSCO	322,676	95,410,297
Samsung Biologics Co. Ltd. (b)(f)	104,300	34,939,334
Samsung Electro-Mechanics Co. Ltd.	129,494	17,851,697
Samsung Electronics Co. Ltd.	2,537,678	105,407,068
Samsung Life Insurance Co. Ltd.	577,555	49,950,647
Samsung SDI Co. Ltd.	468,924	96,440,493
Shinhan Financial Group Co. Ltd.	3,378,395	132,401,987
SK Hynix, Inc.	783,084	60,693,282

TOTAL KOREA (SOUTH)		1,550,175,511

Luxembourg - 0.8%
Samsonite International SA	29,243,700	110,655,161
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	442,696	14,498,294
Mexico - 2.4%
America Movil S.A.B. de CV Series L sponsored ADR	1,576,500	26,973,915
Fibra Uno Administracion SA de CV	22,687,200	32,671,564
Gruma S.A.B. de CV Series B	3,721,000	48,163,219
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,312,100	31,298,148
Grupo Financiero Banorte S.A.B. de CV Series O	11,834,018	82,517,953
Macquarie Mexican (REIT) (c)(f)	41,052,221	44,537,345
Wal-Mart de Mexico SA de CV Series V	28,780,300	84,050,474

TOTAL MEXICO		350,212,618

Netherlands - 1.4%
VEON Ltd. sponsored ADR (a)	11,724,820	35,526,205
Yandex NV Series A (b)	4,747,660	170,725,854

TOTAL NETHERLANDS		206,252,059

Nigeria - 0.5%
Guaranty Trust Bank PLC	99,017,561	10,951,818
Guaranty Trust Bank PLC GDR (Reg. S)	3,878,704	21,138,937
Transnational Corp. of Nigeria PLC	1,097,537,662	3,637,242
Zenith Bank PLC	523,819,093	33,272,132

TOTAL NIGERIA		69,000,129

Pakistan - 0.2%
Habib Bank Ltd.	19,157,900	27,469,196
Panama - 0.2%
Copa Holdings SA Class A	361,300	35,168,942
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	6,204,500	85,249,830
Philippines - 0.7%
Metro Pacific Investments Corp.	191,251,000	16,991,271
Metropolitan Bank & Trust Co.	42,312,022	58,821,013
Robinsons Land Corp.	68,184,831	25,182,665

TOTAL PHILIPPINES		100,994,949

Russia - 4.7%
Lukoil PJSC sponsored ADR	1,854,000	133,080,120
MMC Norilsk Nickel PJSC sponsored ADR	4,137,800	71,583,940
Mobile TeleSystems OJSC	2,691,300	11,373,517
Mobile TeleSystems OJSC sponsored ADR	523,200	4,588,464
NOVATEK OAO GDR (Reg. S)	462,300	73,551,930
RusHydro PJSC	100	1
Sberbank of Russia	42,270,350	144,856,918
Sberbank of Russia sponsored ADR	13,320,494	187,685,760
Tatneft PAO	3,753,900	43,347,221
Unipro PJSC	580,042,196	25,086,921

TOTAL RUSSIA		695,154,792

Singapore - 0.2%
First Resources Ltd.	24,365,000	28,815,257
South Africa - 6.4%
Aspen Pharmacare Holdings Ltd.	82	1,588
Barclays Africa Group Ltd.	8,493,253	110,871,863
Bidvest Group Ltd.	2,810,145	39,972,672
FirstRand Ltd.	15,552,800	81,818,299
Imperial Holdings Ltd.	4,061,600	65,821,517
Mr Price Group Ltd.	3,297,900	58,892,592
MTN Group Ltd.	3,918,900	34,077,391
Naspers Ltd. Class N	1,587,300	390,812,728
Nedbank Group Ltd.	1,421,500	29,456,654
Old Mutual Ltd. (b)	4,865,000	11,143,224
Sasol Ltd.	2,039,000	80,351,935
Tiger Brands Ltd.	1,586,000	42,156,826

TOTAL SOUTH AFRICA		945,377,289

Taiwan - 5.4%
Chroma ATE, Inc.	3,415,000	19,263,186
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,839,000	13,260,135
King's Town Bank	23,044,000	24,263,981
LandMark Optoelectronics Corp.	2,154,446	19,197,755
Largan Precision Co. Ltd.	350,900	59,093,391
MediaTek, Inc.	885,000	7,350,643
Nanya Technology Corp.	7,784,000	20,006,618
PChome Online, Inc.	1,432,613	6,394,548
Taiwan Semiconductor Manufacturing Co. Ltd.	51,940,284	415,747,742
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	972,001	40,056,161
Unified-President Enterprises Corp.	50,758,000	134,110,932
United Microelectronics Corp.	53,043,000	30,409,469

TOTAL TAIWAN		789,154,561

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	30,326,100	74,516,341
Siam Cement PCL (For. Reg.)	5,826,800	78,811,542
Total Access Communication PCL (For. Reg.)	2,954,600	3,641,076

TOTAL THAILAND		156,968,959

Turkey - 0.8%
Aselsan A/S	5,131,000	28,272,326
Bim Birlesik Magazalar A/S JSC	1,888,000	27,138,443
Tupras Turkiye Petrol Rafinerileri A/S	2,153,796	47,050,746
Turkcell Iletisim Hizmet A/S	4,039,806	10,613,154

TOTAL TURKEY		113,074,669

United Arab Emirates - 1.3%
DP World Ltd.	2,077,070	47,772,610
Emaar Properties PJSC	51,124,532	73,489,383
National Bank of Abu Dhabi PJSC	19,154,980	70,922,159

TOTAL UNITED ARAB EMIRATES		192,184,152

United Kingdom - 0.8%
Contemporary Amperex Technology Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 6/24/19 (b)(f)	1,794,700	19,025,237
Fresnillo PLC	3,387,500	46,196,674
NMC Health PLC	736,020	36,671,753
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (b)(f)	6,531,171	20,889,547

TOTAL UNITED KINGDOM		122,783,211

United States of America - 0.7%
MercadoLibre, Inc.	275,750	94,557,433
Uxin Ltd. ADR (a)(b)	2,056,300	12,666,808

TOTAL UNITED STATES OF AMERICA		107,224,241

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (b)	16,417,800	19,602,922
TOTAL COMMON STOCKS
(Cost $10,524,273,241)		13,147,996,226

Preferred Stocks - 5.8%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)	7,577,282	37,886,410
Nonconvertible Preferred Stocks - 5.6%
Brazil - 3.9%
Ambev SA sponsored ADR	11,348,800	58,332,832
Banco do Estado Rio Grande do Sul SA	6,204,886	26,004,544
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	523,246
(PN-B) sponsored ADR (a)	6,366,599	34,634,299
Fibria Celulose SA sponsored ADR	4,726,500	92,922,990
Itau Unibanco Holding SA sponsored ADR	14,209,394	170,370,634
Metalurgica Gerdau SA (PN)	24,411,522	50,015,880
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,074,800	105,382,408
Telefonica Brasil SA	3,041,900	33,277,493
		571,464,326
Korea (South) - 1.7%
Hyundai Motor Co. Series 2	1,439,131	113,349,968
Samsung Electronics Co. Ltd.	2,618,722	89,958,523
Samsung Fire & Marine Insurance Co. Ltd.	262,285	43,577,937
		246,886,428

TOTAL NONCONVERTIBLE PREFERRED STOCKS		818,350,754

TOTAL PREFERRED STOCKS
(Cost $645,804,277)		856,237,164
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.9% 8/16/18 to 9/13/18(g)
(Cost $22,106,324)	22,150,000	22,106,371
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.96% (h)	580,057,203	580,173,214
Fidelity Securities Lending Cash Central Fund 1.97% (h)(i)	70,526,290	70,533,343
TOTAL MONEY MARKET FUNDS
(Cost $650,706,557)		650,706,557
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,842,890,399)		14,677,046,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		(127,607)
NET ASSETS - 100%		$14,676,918,711

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,932	Sept. 2018	$270,347,580	$7,566,673	$7,566,673

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,565,157 or 0.5% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $349,381,730 or 2.4% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,516,834.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$35,678,747
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,461,803
Fidelity Securities Lending Cash Central Fund	1,546,454
Total	$5,008,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
B2W Companhia Global do Varejo	$176,861,949	$--	$97,463,969	$--	$41,993,739	$(28,318,127)	$--
Daou Technology, Inc.	49,992,717	--	17,007,954	709,232	1,302,256	14,883,090	49,170,109
Direcional Engenharia SA	24,131,764	248,394	1,096,604	--	(173,367)	972,844	24,083,031
Frontier Digital Ventures Ltd.	7,489,111	1,210,273	822,054	--	252,722	(745,897)	7,384,155
GP Investments Ltd. Class A (depositary receipt)	13,652,868	--	--	--	--	(3,299,232)	10,353,636
InterPark INT Corp.	25,671,882	--	6,727,417	358,643	(12,923,934)	6,322,705	12,343,236
Macquarie Mexican (REIT)	73,579,884	1,754,186	24,345,353	2,854,721	(14,123,071)	7,671,699	44,537,345
SREI Infrastructure Finance Ltd.	60,858,509	--	--	249,932	--	(34,035,439)	26,823,070
Total	$432,238,684	$3,212,853	$147,463,351	$4,172,528	$16,328,345	$(36,548,357)	$174,694,582

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,064,406,019	$2,006,119,073	$20,400,536	$37,886,410
Consumer Staples	926,728,951	926,728,951	--	--
Energy	978,734,655	758,462,405	220,272,250	--
Financials	3,360,244,673	2,702,965,363	657,279,310	--
Health Care	360,677,103	360,677,103	--	--
Industrials	594,407,904	594,407,904	--	--
Information Technology	3,207,087,221	1,981,014,225	1,226,072,996	--
Materials	1,175,015,785	999,253,553	175,762,232	--
Real Estate	475,143,811	439,465,064	--	35,678,747
Telecommunication Services	475,417,501	367,312,999	108,104,502	--
Utilities	386,369,767	365,755,443	20,614,324	--
Government Obligations	22,106,371	--	22,106,371	--
Money Market Funds	650,706,557	650,706,557	--	--
Total Investments in Securities:	$14,677,046,318	$12,152,868,640	$2,450,612,521	$73,565,157
Derivative Instruments:
Assets
Futures Contracts	$7,566,673	$7,566,673	$--	$--
Total Assets	$7,566,673	$7,566,673	$--	$--
Total Derivative Instruments:	$7,566,673	$7,566,673	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2018

GCS-QTLY-0918
1.879385.109

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Building Products - 0.1%
Building Products - 0.1%
Compagnie de St. Gobain	14,300	$636,679
Chemicals - 17.2%
Commodity Chemicals - 1.8%
LG Chemical Ltd.	10,880	3,664,221
LyondellBasell Industries NV Class A	29,100	3,223,989
Olin Corp.	43,100	1,271,881
Tronox Ltd. Class A	17,665	325,919
Westlake Chemical Corp.	23,400	2,508,948
		10,994,958
Diversified Chemicals - 2.4%
BASF AG	28,853	2,765,806
DowDuPont, Inc.	101,858	7,004,775
The Chemours Co. LLC	110,100	5,043,681
		14,814,262
Fertilizers & Agricultural Chemicals - 12.7%
CF Industries Holdings, Inc.	244,860	10,876,681
FMC Corp.	161,400	14,506,632
K&S AG (a)	190,600	5,034,817
Nutrien Ltd.	519,183	28,197,163
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	9,000	434,430
The Mosaic Co.	362,861	10,925,745
UPL Ltd.	247,689	2,330,180
Yara International ASA	141,500	6,243,476
		78,549,124
Industrial Gases - 0.1%
Linde AG	2,600	641,809
Specialty Chemicals - 0.2%
Platform Specialty Products Corp. (b)	126,800	1,567,248

TOTAL CHEMICALS		106,567,401

Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Clean TeQ Holdings Ltd. (a)(b)	1,129,700	558,142
Construction Materials - 0.2%
Construction Materials - 0.2%
Buzzi Unicem SpA	24,700	544,444
Dalmia Bharat Ltd.	16,000	618,311
Shree Cement Ltd.	1,300	323,160
		1,485,915
Containers & Packaging - 0.5%
Paper Packaging - 0.5%
Amcor Ltd.	13,200	147,791
Packaging Corp. of America	11,400	1,287,060
WestRock Co.	27,929	1,619,323
		3,054,174
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Berry Petroleum Corp.	22,800	313,500
Electric Utilities - 0.3%
Electric Utilities - 0.3%
Vistra Energy Corp. (b)	69,100	1,561,660
Electronic Equipment & Components - 0.1%
Electronic Manufacturing Services - 0.1%
Philips Lighting NV (c)	21,000	582,477
Food Products - 7.3%
Agricultural Products - 7.1%
Archer Daniels Midland Co.	394,700	19,048,222
Bunge Ltd.	164,200	11,351,146
Darling International, Inc. (b)	239,500	4,811,555
First Resources Ltd.	1,875,700	2,218,296
Ingredion, Inc.	56,100	5,682,930
Wilmar International Ltd.	282,800	650,210
		43,762,359
Packaged Foods & Meats - 0.2%
Adecoagro SA (b)	169,500	1,423,800

TOTAL FOOD PRODUCTS		45,186,159

Gas Utilities - 0.1%
Gas Utilities - 0.1%
Indraprastha Gas Ltd.	114,000	506,139
Independent Power and Renewable Electricity Producers - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	61,300	1,941,371
Machinery - 0.9%
Agricultural & Farm Machinery - 0.8%
Deere & Co.	33,100	4,792,549
Industrial Machinery - 0.1%
The Weir Group PLC	24,300	621,473

TOTAL MACHINERY		5,414,022

Metals & Mining - 33.8%
Aluminum - 0.3%
Aluminum Corp. of China Ltd. (H Shares) (b)	520,000	236,513
Hindalco Industries Ltd.	160,000	498,744
Norsk Hydro ASA	221,500	1,262,743
		1,998,000
Copper - 2.3%
First Quantum Minerals Ltd.	403,124	6,287,724
Freeport-McMoRan, Inc.	459,300	7,578,450
Lundin Mining Corp.	93,500	517,508
		14,383,682
Diversified Metals & Mining - 15.0%
Anglo American PLC (United Kingdom)	259,851	5,910,016
BHP Billiton PLC	1,509,893	34,748,275
Boliden AB	23,100	688,301
Glencore Xstrata PLC	3,553,273	15,600,573
Grupo Mexico SA de CV Series B	742,620	2,334,913
Ivanhoe Mines Ltd. (b)	847,900	1,688,174
Korea Zinc Co. Ltd.	4,260	1,578,175
MMC Norilsk Nickel PJSC sponsored ADR	51,800	896,140
Rio Tinto PLC	409,087	22,459,257
South32 Ltd.	235,094	623,547
Sumitomo Metal Mining Co. Ltd.	36,700	1,319,248
Teck Resources Ltd. Class B (sub. vtg.)	134,900	3,518,589
Turquoise Hill Resources Ltd. (b)	436,100	1,210,225
		92,575,433
Gold - 7.2%
Agnico Eagle Mines Ltd. (Canada)	70,700	2,962,025
Alamos Gold, Inc.	108,900	591,024
AngloGold Ashanti Ltd. sponsored ADR	114,200	1,015,238
B2Gold Corp. (b)	928,680	2,313,044
Barrick Gold Corp.	346,300	3,881,350
Continental Gold, Inc. (b)	633,200	1,883,756
Endeavour Mining Corp. (b)	39,200	717,193
Franco-Nevada Corp.	51,500	3,777,630
Gold Fields Ltd. sponsored ADR	88,500	330,990
Gold Standard Ventures Corp. (b)	895,500	1,562,659
Goldcorp, Inc.	243,710	3,046,258
Guyana Goldfields, Inc. (b)	455,200	1,399,700
IAMGOLD Corp. (b)	114,800	630,987
Kinross Gold Corp. (b)	327,300	1,182,542
Newcrest Mining Ltd.	70,215	1,128,356
Newmont Mining Corp.	205,700	7,545,076
Premier Gold Mines Ltd. (b)	1,124,200	2,125,942
Randgold Resources Ltd. sponsored ADR	47,900	3,537,415
Seabridge Gold, Inc. (a)(b)	66,449	774,131
SEMAFO, Inc. (b)	481,100	1,412,770
Solgold PLC (a)(b)	1,090,000	329,056
Torex Gold Resources, Inc. (b)	198,370	1,465,454
Zijin Mng Group Co. Ltd. (H Shares)	1,827,000	675,024
		44,287,620
Precious Metals & Minerals - 0.7%
Alrosa Co. Ltd.	597,900	931,010
Fresnillo PLC	84,100	1,146,905
Impala Platinum Holdings Ltd. (b)	62,400	92,362
Industrias Penoles SA de CV	59,965	1,016,729
Osisko Mining, Inc. (b)	781,000	1,350,848
		4,537,854
Silver - 0.5%
MAG Silver Corp. (b)	102,200	955,338
Wheaton Precious Metals Corp.	88,400	1,852,469
		2,807,807
Steel - 7.8%
ArcelorMittal SA Class A unit (a)	208,702	6,647,159
Fortescue Metals Group Ltd.	195,863	635,907
Hyundai Steel Co.	27,439	1,323,317
JFE Holdings, Inc.	188,000	3,820,216
Nippon Steel & Sumitomo Metal Corp.	144,600	2,883,796
Nucor Corp.	87,292	5,842,454
POSCO	23,714	7,011,863
Steel Dynamics, Inc.	63,700	2,999,633
Tata Steel Ltd.	80,000	657,961
Thyssenkrupp AG	93,500	2,495,007
Vale SA sponsored ADR	879,141	12,888,207
Voestalpine AG	25,100	1,258,264
		48,463,784

TOTAL METALS & MINING		209,054,180

Multi-Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON AG	279	3,148
Oil, Gas & Consumable Fuels - 29.6%
Coal & Consumable Fuels - 0.1%
China Shenhua Energy Co. Ltd. (H Shares)	343,500	774,610
Integrated Oil & Gas - 19.5%
BP PLC	2,302,800	17,306,564
Cenovus Energy, Inc.	259,100	2,599,266
Chevron Corp.	209,700	26,478,819
China Petroleum & Chemical Corp. (H Shares)	2,487,000	2,390,611
Equinor ASA	47,700	1,266,674
Exxon Mobil Corp.	117,200	9,552,972
Lukoil PJSC sponsored ADR	46,800	3,359,304
Occidental Petroleum Corp.	77,800	6,529,754
Royal Dutch Shell PLC:
Class A (United Kingdom)	801,000	27,447,781
Class B (United Kingdom)	56,830	1,990,597
Suncor Energy, Inc.	203,132	8,554,077
Total SA	196,600	12,823,306
YPF SA Class D sponsored ADR	18,800	312,080
		120,611,805
Oil & Gas Exploration & Production - 9.4%
Anadarko Petroleum Corp.	79,800	5,837,370
Birchcliff Energy Ltd.	25,000	98,974
Cabot Oil & Gas Corp.	55,800	1,311,300
Canadian Natural Resources Ltd.	131,800	4,843,018
Centennial Resource Development, Inc. Class A (b)	11,300	202,948
Cimarex Energy Co.	9,700	956,420
CNOOC Ltd. sponsored ADR	17,900	3,007,200
Concho Resources, Inc. (b)	2,200	320,870
ConocoPhillips Co.	121,600	8,775,872
Devon Energy Corp.	86,400	3,888,864
Diamondback Energy, Inc.	100	13,195
Encana Corp.	118,200	1,631,003
EOG Resources, Inc.	60,900	7,852,446
EQT Corp.	25,601	1,271,858
Extraction Oil & Gas, Inc. (b)	63,000	952,560
INPEX Corp.	128,000	1,405,297
Marathon Oil Corp.	29,100	614,592
Newfield Exploration Co. (b)	21,300	611,736
Noble Energy, Inc.	102,700	3,706,443
NOVATEK OAO GDR (Reg. S)	9,300	1,479,630
NuVista Energy Ltd. (b)	243,600	1,574,875
Oasis Petroleum, Inc. (b)	5,000	61,100
Pioneer Natural Resources Co.	21,010	3,976,563
PrairieSky Royalty Ltd. (a)	140,698	2,669,352
Southwestern Energy Co. (b)	10,000	51,400
Whiting Petroleum Corp. (b)	19,218	954,174
		58,069,060
Oil & Gas Refining & Marketing - 0.3%
Reliance Industries Ltd.	59,241	1,026,290
Valero Energy Corp.	5,400	639,090
		1,665,380
Oil & Gas Storage & Transport - 0.3%
Cheniere Energy, Inc. (b)	4,400	279,400
Petronet LNG Ltd.	468,132	1,566,936
		1,846,336

TOTAL OIL, GAS & CONSUMABLE FUELS		182,967,191

Paper & Forest Products - 7.0%
Forest Products - 0.3%
Quintis Ltd. (b)(d)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	30,200	312,752
West Fraser Timber Co. Ltd.	24,800	1,540,408
Western Forest Products, Inc.	25,000	46,508
		1,899,671
Paper Products - 6.7%
Fibria Celulose SA	145,600	2,870,647
Lee & Man Paper Manufacturing Ltd.	350,000	340,232
Mondi PLC	196,300	5,402,995
Nine Dragons Paper (Holdings) Ltd.	1,304,000	1,611,507
Oji Holdings Corp.	406,000	2,409,032
Sappi Ltd.	87,606	624,403
Stora Enso Oyj (R Shares)	589,600	9,745,358
Suzano Papel e Celulose SA	231,400	2,746,615
UPM-Kymmene Corp.	441,100	15,659,697
		41,410,486

TOTAL PAPER & FOREST PRODUCTS		43,310,157

Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Brenntag AG	39,300	2,356,596
Univar, Inc. (b)	56,700	1,558,683
		3,915,279
TOTAL COMMON STOCKS
(Cost $630,979,600)		607,057,594

Nonconvertible Preferred Stocks - 1.2%
Metals & Mining - 0.3%
Steel - 0.3%
Gerdau SA	52,000	231,093
Gerdau SA sponsored ADR (a)	421,300	1,853,720
		2,084,813
Oil, Gas & Consumable Fuels - 0.9%
Integrated Oil & Gas - 0.9%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	508,100	5,314,726
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,935,134)		7,399,539

Money Market Funds - 2.1%
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)
(Cost $12,691,029)	12,689,291	12,690,560
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $650,605,763)		627,147,693
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(9,090,048)
NET ASSETS - 100%		$618,057,645

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $582,477 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,728
Fidelity Securities Lending Cash Central Fund	211,638
Total	$278,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$607,057,594	$466,272,794	$140,784,797	$3
Nonconvertible Preferred Stocks	7,399,539	7,399,539	--	--
Money Market Funds	12,690,560	12,690,560	--	--
Total Investments in Securities:	$627,147,693	$486,362,893	$140,784,797	$3

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2018

GSV-S-QTLY-0918
1.907949.108

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 3.6%
CSL Ltd.	3,595,966	$525,267,788
Austria - 1.2%
Andritz AG	3,169,060	179,802,520
Belgium - 2.1%
Anheuser-Busch InBev SA NV	1,480,981	150,710,630
KBC Groep NV	1,984,151	152,574,181

TOTAL BELGIUM		303,284,811

Brazil - 0.1%
Itau Unibanco Holding SA	1,505,300	16,042,416
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,455,800	66,867,087
Canadian National Railway Co.	787,000	70,251,328
Canadian Pacific Railway Ltd.	330,700	65,583,262
Franco-Nevada Corp.	1,114,200	81,728,842
Pason Systems, Inc.	1,851,469	28,408,595
PrairieSky Royalty Ltd. (a)	2,052,800	38,946,154

TOTAL CANADA		351,785,268

Cayman Islands - 2.0%
58.com, Inc. ADR (b)	782,300	52,617,498
Alibaba Group Holding Ltd. sponsored ADR (b)	1,113,700	208,518,051
YY, Inc. ADR (b)	396,900	37,002,987

TOTAL CAYMAN ISLANDS		298,138,536

Denmark - 0.6%
Jyske Bank A/S (Reg.)	1,507,200	85,310,753
Netcompany Group A/S	108,300	3,939,387

TOTAL DENMARK		89,250,140

Finland - 0.3%
Tikkurila Oyj	1,985,479	36,497,436
France - 3.3%
Edenred SA	2,896,100	114,025,292
Elis SA	2,743,841	63,079,316
Legrand SA	1,427,900	104,924,882
Safran SA	1,590,300	197,212,416

TOTAL FRANCE		479,241,906

Germany - 7.0%
Bayer AG	860,760	95,825,977
Linde AG	973,400	240,283,581
MTU Aero Engines Holdings AG	585,700	123,964,782
SAP SE	4,208,084	489,762,172
Vonovia SE	1,322,400	64,034,289

TOTAL GERMANY		1,013,870,801

Hong Kong - 2.8%
AIA Group Ltd.	47,181,800	411,763,627
India - 1.2%
HDFC Asset Management Co. Ltd. (b)	103,898	1,669,410
Housing Development Finance Corp. Ltd.	5,795,066	168,861,925

TOTAL INDIA		170,531,335

Ireland - 2.9%
CRH PLC sponsored ADR	7,615,205	261,125,379
James Hardie Industries PLC CDI	10,006,755	159,842,150

TOTAL IRELAND		420,967,529

Isle of Man - 0.2%
Playtech Ltd.	4,563,268	32,211,625
Italy - 0.8%
Interpump Group SpA	3,580,649	112,798,640
Japan - 13.8%
Azbil Corp.	837,300	36,655,042
DENSO Corp.	3,094,400	153,064,813
East Japan Railway Co.	1,680,600	157,190,144
Fanuc Corp.	794,500	160,203,700
Hoya Corp.	2,736,924	163,997,592
Keyence Corp.	810,800	427,171,918
Komatsu Ltd.	5,357,300	158,298,134
Misumi Group, Inc.	6,345,100	161,273,301
Nabtesco Corp.	2,372,900	73,320,838
Nintendo Co. Ltd.	276,400	93,474,906
OSG Corp.	3,693,100	82,934,974
SHO-BOND Holdings Co. Ltd. (c)	1,459,200	101,921,495
USS Co. Ltd.	12,542,000	237,346,259

TOTAL JAPAN		2,006,853,116

Kenya - 0.8%
Safaricom Ltd.	393,964,900	109,816,000
Korea (South) - 0.8%
BGF Retail Co. Ltd.	311,697	47,308,677
NAVER Corp.	98,789	63,524,769

TOTAL KOREA (SOUTH)		110,833,446

Mexico - 0.2%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	355,112	34,850,692
Netherlands - 2.8%
ASML Holding NV (Netherlands)	1,887,900	404,328,516
New Zealand - 0.4%
Auckland International Airport Ltd.	11,741,531	53,420,209
Norway - 0.5%
Schibsted ASA (B Shares)	2,157,591	70,097,603
South Africa - 2.3%
Clicks Group Ltd.	6,654,919	97,674,551
Naspers Ltd. Class N	981,710	241,709,043

TOTAL SOUTH AFRICA		339,383,594

Spain - 3.2%
Amadeus IT Holding SA Class A	3,972,400	339,094,195
Grifols SA ADR	439,969	9,142,556
Merlin Properties Socimi SA	2,941,100	43,505,567
Prosegur Compania de Seguridad SA (Reg.)	12,152,389	80,857,154

TOTAL SPAIN		472,599,472

Sweden - 5.3%
ASSA ABLOY AB (B Shares)	15,155,617	299,179,336
Atlas Copco AB (A Shares)	6,106,400	174,866,401
Epiroc AB Class A (b)	7,711,800	92,335,144
Fagerhult AB	5,249,192	49,549,120
Loomis AB (B Shares)	1,159,600	36,372,057
Svenska Handelsbanken AB (A Shares)	9,496,213	117,302,102

TOTAL SWEDEN		769,604,160

Switzerland - 7.4%
Nestle SA (Reg. S)	5,647,545	460,237,352
Roche Holding AG (participation certificate)	1,754,981	431,104,958
Schindler Holding AG:
(participation certificate)	619,926	144,502,268
(Reg.)	154,309	34,940,239

TOTAL SWITZERLAND		1,070,784,817

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	19,263,000	154,187,619
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	1,360,924	29,730,062
United Kingdom - 9.2%
BAE Systems PLC	15,502,000	132,702,308
British American Tobacco PLC (United Kingdom)	1,194,900	65,686,423
Elementis PLC	10,671,547	36,446,055
Informa PLC	17,946,388	185,947,366
InterContinental Hotel Group PLC ADR (a)	3,451,639	214,691,946
Melrose Industries PLC	23,410,863	66,341,597
Prudential PLC	13,279,238	313,304,223
Reckitt Benckiser Group PLC	2,023,387	180,386,275
Rightmove PLC	566,370	36,210,475
Shaftesbury PLC	3,062,600	37,464,682
Spectris PLC	2,495,600	75,830,135

TOTAL UNITED KINGDOM		1,345,011,485

United States of America - 19.4%
Alphabet, Inc. Class A (b)	227,494	279,185,187
Autoliv, Inc. (a)	1,145,827	117,401,434
Berkshire Hathaway, Inc. Class B (b)	789,150	156,149,111
Black Knight, Inc. (b)	1,438,600	74,303,690
Marsh & McLennan Companies, Inc.	787,873	65,677,093
Martin Marietta Materials, Inc.	684,100	136,423,222
MasterCard, Inc. Class A	2,020,110	399,981,780
Mohawk Industries, Inc. (b)	572,315	107,801,253
Moody's Corp.	772,400	132,173,088
MSCI, Inc.	1,064,600	176,925,874
PayPal Holdings, Inc. (b)	1,127,500	92,612,850
PriceSmart, Inc.	780,375	63,795,656
ResMed, Inc.	1,646,403	174,156,509
S&P Global, Inc.	826,071	165,577,671
Sherwin-Williams Co.	484,700	213,621,831
Veoneer, Inc. (a)(b)	1,290,027	67,468,412
Visa, Inc. Class A	2,942,696	402,384,251

TOTAL UNITED STATES OF AMERICA		2,825,638,912

TOTAL COMMON STOCKS
(Cost $9,459,187,428)		14,238,594,081

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $68,233,650)	5,338,100	64,000,879

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.96% (d)	498,884,409	498,984,186
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	174,790,248	174,807,727
TOTAL MONEY MARKET FUNDS
(Cost $673,791,913)		673,791,913
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $10,201,212,991)		14,976,386,873
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(426,267,180)
NET ASSETS - 100%		$14,550,119,693

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,711,062
Fidelity Securities Lending Cash Central Fund	1,339,018
Total	$5,050,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$93,058,290	$--	$4,089,000	$1,481,965	$1,630,231	$11,321,974	$101,921,495
Total	$93,058,290	$--	$4,089,000	$1,481,965	$1,630,231	$11,321,974	$101,921,495

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,427,739,754	$1,274,674,941	$153,064,813	$--
Consumer Staples	1,167,517,343	310,496,663	857,020,680	--
Energy	97,084,811	97,084,811	--	--
Financials	2,027,332,353	1,595,056,618	432,275,735	--
Health Care	1,399,495,380	872,564,445	526,930,935	--
Industrials	3,091,850,857	2,184,277,235	907,573,622	--
Information Technology	3,670,785,428	2,529,032,215	1,141,753,213	--
Materials	1,165,968,496	1,165,968,496	--	--
Real Estate	145,004,538	145,004,538	--	--
Telecommunication Services	109,816,000	109,816,000	--	--
Money Market Funds	673,791,913	673,791,913	--	--
Total Investments in Securities:	$14,976,386,873	$10,957,767,875	$4,018,618,998	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$114,948,136
Level 2 to Level 1	$1,131,349,753

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2018

VSF-S-QTLY-0918
1.907975.108

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 3.2%
Commonwealth Bank of Australia	4,247,392	$236,007,315
Insurance Australia Group Ltd.	18,980,928	113,379,119
Macquarie Group Ltd.	1,383,787	126,269,344

TOTAL AUSTRALIA		475,655,778

Austria - 0.8%
Erste Group Bank AG	2,631,500	113,731,262
Bailiwick of Jersey - 2.3%
Glencore Xstrata PLC	37,614,200	165,144,383
Wolseley PLC	1,086,253	85,688,258
WPP PLC	5,922,100	92,633,427

TOTAL BAILIWICK OF JERSEY		343,466,068

Belgium - 1.1%
KBC Groep NV	2,099,600	161,451,799
Canada - 0.5%
Nutrien Ltd.	1,470,980	79,889,870
Finland - 0.9%
Sampo Oyj (A Shares)	2,488,413	126,461,027
France - 15.5%
Accor SA	1,457,400	75,121,607
Atos Origin SA	1,169,684	157,088,383
AXA SA	8,426,273	212,318,269
Bouygues SA	2,215,798	97,449,142
Capgemini SA	895,805	115,016,552
Compagnie de St. Gobain	2,017,800	89,838,512
Natixis SA	16,079,100	115,632,888
Sanofi SA	3,783,090	329,114,872
Societe Generale Series A	3,921,500	174,890,961
SR Teleperformance SA	543,100	99,579,601
Total SA	7,400,003	482,667,861
VINCI SA (a)	2,151,337	216,347,270
Vivendi SA	4,191,981	108,822,025

TOTAL FRANCE		2,273,887,943

Germany - 8.9%
BASF AG	757,288	72,592,517
Bayer AG	2,706,400	301,295,860
Brenntag AG	1,312,300	78,691,109
Deutsche Telekom AG	11,018,370	182,189,657
Fresenius SE & Co. KGaA	803,400	62,022,871
Hannover Reuck SE	1,017,400	135,625,423
HeidelbergCement Finance AG	735,700	62,474,318
Linde AG	559,000	137,989,030
SAP SE	902,811	105,074,584
Vonovia SE	3,444,940	166,813,584

TOTAL GERMANY		1,304,768,953

Hong Kong - 0.3%
AIA Group Ltd.	4,973,000	43,400,220
Ireland - 0.8%
Allergan PLC	81,300	14,966,517
CRH PLC	2,943,570	100,678,333

TOTAL IRELAND		115,644,850

Italy - 1.7%
Assicurazioni Generali SpA	4,793,100	85,193,135
Intesa Sanpaolo SpA	33,272,400	101,967,892
Mediobanca SpA	5,548,572	57,641,370

TOTAL ITALY		244,802,397

Japan - 22.4%
East Japan Railway Co.	882,100	82,504,716
Honda Motor Co. Ltd.	6,335,600	193,430,024
Hoya Corp.	1,416,400	84,871,261
Idemitsu Kosan Co. Ltd.	1,781,553	80,143,197
Itochu Corp.	9,362,900	166,251,370
Japan Tobacco, Inc.	3,736,800	106,348,243
Kao Corp.	1,345,300	98,276,848
Makita Corp.	2,209,600	99,003,676
Mitsubishi UFJ Financial Group, Inc.	42,824,300	262,806,990
Mitsui Fudosan Co. Ltd.	4,403,600	105,297,641
Nintendo Co. Ltd.	152,300	51,505,891
Nomura Holdings, Inc.	17,398,700	82,494,329
OBIC Co. Ltd.	1,250,700	107,156,517
Olympus Corp.	1,513,800	61,455,417
Oracle Corp. Japan	865,700	72,622,332
ORIX Corp.	10,017,200	162,152,949
Panasonic Corp.	7,894,409	101,436,147
Recruit Holdings Co. Ltd.	3,149,100	86,289,974
Shin-Etsu Chemical Co. Ltd.	1,166,900	118,045,486
Shinsei Bank Ltd.	5,787,200	91,148,842
SoftBank Corp.	1,641,800	137,126,779
Sony Corp.	1,952,100	104,919,219
Sony Financial Holdings, Inc.	5,789,600	111,255,718
Subaru Corp.	2,847,000	83,204,785
Sumitomo Mitsui Financial Group, Inc.	5,232,300	207,658,172
T&D Holdings, Inc.	6,228,000	93,059,250
Taiheiyo Cement Corp.	1,782,600	56,326,203
Takeda Pharmaceutical Co. Ltd.	2,862,000	120,841,997
Tokio Marine Holdings, Inc.	3,553,900	169,080,211

TOTAL JAPAN		3,296,714,184

Netherlands - 3.0%
ING Groep NV (Certificaten Van Aandelen)	10,681,634	163,287,602
Koninklijke Philips Electronics NV	2,467,832	108,336,725
RELX NV	2,983,490	64,887,026
Wolters Kluwer NV	1,858,261	112,037,689

TOTAL NETHERLANDS		448,549,042

Norway - 1.4%
Equinor ASA	7,934,067	210,689,304
Portugal - 0.6%
Galp Energia SGPS SA Class B	4,676,271	96,185,594
Spain - 3.5%
Banco Santander SA (Spain) (a)	53,906,348	303,799,054
CaixaBank SA	25,913,508	119,224,890
Masmovil Ibercom SA (b)	309,852	35,036,870
Unicaja Banco SA (c)	30,752,247	51,926,442

TOTAL SPAIN		509,987,256

Sweden - 4.2%
Alfa Laval AB	3,636,100	99,948,865
Investor AB (B Shares)	2,383,259	103,917,514
Nordea Bank AB	18,045,633	191,929,625
Swedbank AB (A Shares)	6,235,000	147,632,706
Telefonaktiebolaget LM Ericsson (B Shares)	8,987,800	70,556,537

TOTAL SWEDEN		613,985,247

Switzerland - 4.6%
Credit Suisse Group AG	7,453,593	119,872,605
Nestle SA (Reg. S)	584,683	47,647,775
Swiss Life Holding AG	235,810	84,712,031
UBS Group AG	14,240,771	233,833,460
Zurich Insurance Group AG	604,815	185,466,855

TOTAL SWITZERLAND		671,532,726

United Kingdom - 19.8%
AstraZeneca PLC (United Kingdom)	2,515,159	193,607,575
Aviva PLC	23,498,604	154,003,386
BAE Systems PLC	14,653,479	125,438,685
BHP Billiton PLC	13,451,737	309,574,726
BP PLC	57,320,952	430,792,394
British American Tobacco PLC (United Kingdom)	3,808,437	209,358,609
Bunzl PLC	3,567,039	106,045,421
Compass Group PLC	3,869,439	83,267,453
GlaxoSmithKline PLC	6,590,084	136,877,703
HSBC Holdings PLC sponsored ADR (a)	2,561,306	124,018,437
Imperial Tobacco Group PLC	4,063,312	155,839,030
Informa PLC	10,831,232	112,225,316
Liberty Global PLC Class A (b)	2,367,200	66,826,056
Micro Focus International PLC	3,501,805	57,140,520
Royal Dutch Shell PLC Class B sponsored ADR (a)	4,037,600	286,831,104
RSA Insurance Group PLC	7,102,990	60,058,956
Standard Chartered PLC (United Kingdom)	13,771,783	124,363,938
Standard Life PLC	26,133,780	107,124,811
The Weir Group PLC	2,757,238	70,516,463

TOTAL UNITED KINGDOM		2,913,910,583

United States of America - 1.8%
Amgen, Inc.	437,500	85,990,625
ConocoPhillips Co.	1,638,600	118,257,762
S&P Global, Inc.	289,666	58,060,653

TOTAL UNITED STATES OF AMERICA		262,309,040

TOTAL COMMON STOCKS
(Cost $12,446,417,939)		14,307,023,143

Nonconvertible Preferred Stocks - 1.0%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)	1,113,924	75,346,094
Spain - 0.5%
Grifols SA Class B	3,097,238	64,864,444
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $137,582,208)		140,210,538

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.96% (d)	223,213,439	223,258,081
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	191,021,601	191,040,704
TOTAL MONEY MARKET FUNDS
(Cost $414,298,785)		414,298,785
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $12,998,298,932)		14,861,532,466
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(160,462,871)
NET ASSETS - 100%		$14,701,069,595

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,926,442 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$913,138
Fidelity Securities Lending Cash Central Fund	6,603,468
Total	$7,516,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,097,232,153	$446,262,457	$650,969,696	$--
Consumer Staples	617,470,505	155,839,030	461,631,475	--
Energy	1,705,567,216	792,106,961	913,460,255	--
Financials	5,316,859,450	3,068,323,478	2,248,535,972	--
Health Care	1,564,245,867	247,851,274	1,316,394,593	--
Industrials	1,680,517,777	1,155,146,006	525,371,771	--
Information Technology	736,161,316	451,883,784	284,277,532	--
Materials	1,102,714,866	445,497,601	657,217,265	--
Real Estate	272,111,225	166,813,584	105,297,641	--
Telecommunication Services	354,353,306	35,036,870	319,316,436	--
Money Market Funds	414,298,785	414,298,785	--	--
Total Investments in Securities:	$14,861,532,466	$7,379,059,830	$7,482,472,636	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$975,479,411
Level 2 to Level 1	$1,108,784,340

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2018

SCF-S-QTLY-0918
1.907962.108

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 2.4%
Accent Group Ltd.	6,735,171	$7,155,570
Adelaide Brighton Ltd.	3,027,427	15,474,681
Bapcor Ltd.	810,786	4,204,567
Beacon Lighting Group Ltd.	6,633,510	7,096,847
Domain Holdings Australia Ltd.	285,478	674,465
DuluxGroup Ltd.	4,203,996	23,893,695
Imdex Ltd. (a)	16,634,283	15,262,674
Nanosonics Ltd. (a)	678,844	1,593,737
Pact Group Holdings Ltd. (b)	916,667	3,684,414
Quintis Ltd. (a)(c)(d)	9,242,850	69
Reckon Ltd. (e)	5,931,484	3,855,947
Sigma Healthcare Ltd.	2,445,948	890,436
SomnoMed Ltd. (a)	305,402	453,797

TOTAL AUSTRALIA		84,240,899

Austria - 1.0%
Andritz AG	418,024	23,717,370
IMMOFINANZ Immobilien Anlagen AG	261,944	6,891,845
Wienerberger AG	149,100	3,657,865

TOTAL AUSTRIA		34,267,080

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (b)	4,317,632	18,349,936
Belgium - 1.7%
Barco NV	20,100	2,848,677
Econocom Group SA	741,189	2,619,196
KBC Ancora	947,673	52,039,261

TOTAL BELGIUM		57,507,134

Bermuda - 0.6%
Vostok New Ventures Ltd. (depositary receipt) (a)	2,608,342	22,485,323
Brazil - 0.3%
Banco ABC Brasil SA rights 8/2/18 (a)	39,760	36,155
Magnesita Refratarios SA	148,600	2,714,020
Sul America SA unit	1,419,702	8,348,073

TOTAL BRAZIL		11,098,248

Canada - 1.5%
McCoy Global, Inc. (a)	1,113,850	1,121,685
New Look Vision Group, Inc.	597,900	15,397,356
Pason Systems, Inc.	771,700	11,840,821
PrairieSky Royalty Ltd.	413,900	7,852,598
ShawCor Ltd. Class A	489,800	9,977,861
Total Energy Services, Inc.	360,000	3,044,163
ZCL Composites, Inc.	280,000	1,894,146

TOTAL CANADA		51,128,630

Cayman Islands - 0.8%
58.com, Inc. ADR (a)	133,100	8,952,306
SITC International Holdings Co. Ltd.	5,202,000	5,050,196
Value Partners Group Ltd.	17,439,000	13,575,183

TOTAL CAYMAN ISLANDS		27,577,685

Denmark - 2.7%
Jyske Bank A/S (Reg.)	505,519	28,613,460
Netcompany Group A/S	168,483	6,128,529
Royal Unibrew A/S	37,600	3,130,113
Scandinavian Tobacco Group A/S (b)	870,097	14,159,019
SimCorp A/S	186,600	15,929,322
Spar Nord Bank A/S	2,556,985	27,565,868

TOTAL DENMARK		95,526,311

Finland - 0.6%
Olvi PLC (A Shares)	119,900	4,514,603
Tikkurila Oyj (c)	977,930	17,976,487

TOTAL FINLAND		22,491,090

France - 2.9%
Cegedim SA (a)	58,251	2,247,822
Elis SA	2,229,504	51,255,006
Laurent-Perrier Group SA	135,868	16,999,865
Somfy SA	15,000	1,340,075
Vetoquinol SA	297,927	19,160,952
Virbac SA (a)	79,200	11,298,727

TOTAL FRANCE		102,302,447

Germany - 4.4%
CompuGroup Medical AG	1,084,353	60,457,677
CTS Eventim AG	914,695	43,126,216
JOST Werke AG (b)	55,000	2,379,627
MLP AG	622,245	4,060,132
Nexus AG	618,016	19,150,941
SMA Solar Technology AG (c)	81,735	3,452,235
WashTec AG	220,131	19,228,541

TOTAL GERMANY		151,855,369

Greece - 0.5%
Fourlis Holdings SA	752,500	5,077,230
Motor Oil (HELLAS) Corinth Refineries SA	387,900	8,237,210
Mytilineos Holdings SA	363,300	3,653,494

TOTAL GREECE		16,967,934

India - 0.2%
HDFC Asset Management Co. Ltd. (a)	293	4,708
Jyothy Laboratories Ltd.	2,343,090	7,538,206

TOTAL INDIA		7,542,914

Ireland - 1.5%
Cairn Homes PLC (a)	1,233,100	2,451,273
FBD Holdings PLC	1,309,243	15,845,470
James Hardie Industries PLC CDI	1,860,550	29,719,356
Mincon Group PLC	1,337,028	2,345,181
United Drug PLC (United Kingdom)	216,000	2,381,491

TOTAL IRELAND		52,742,771

Isle of Man - 0.4%
Playtech Ltd.	1,929,541	13,620,425
Israel - 2.2%
Azrieli Group	162,479	7,773,967
Ituran Location & Control Ltd. (e)	1,221,686	41,598,408
Strauss Group Ltd.	1,265,055	25,902,588

TOTAL ISRAEL		75,274,963

Italy - 1.4%
Interpump Group SpA	1,516,666	47,778,451
Japan - 33.8%
Ai Holdings Corp.	570,600	12,625,000
Aoki Super Co. Ltd.	318,000	3,748,370
Arcland Service Holdings Co. Ltd.	113,200	2,134,111
Artnature, Inc.	1,558,700	10,915,012
Asahi Co. Ltd.	196,300	2,424,454
Asante, Inc.	216,400	4,348,708
Aucnet, Inc.	532,260	7,949,508
Azbil Corp.	1,535,100	67,203,099
Bank of Kyoto Ltd.	126,300	6,110,835
Broadleaf Co. Ltd.	1,592,900	9,630,196
Central Automotive Products Ltd.	121,079	1,969,706
Chugoku Marine Paints Ltd.	275,000	2,631,579
Coca-Cola West Co. Ltd.	350,450	12,615,134
Daiichikosho Co. Ltd.	651,900	30,899,879
Daikokutenbussan Co. Ltd.	569,400	25,207,083
Funai Soken Holdings, Inc.	873,500	19,014,435
GCA Savvian Group Corp. (c)	1,935,687	15,061,018
GMO Internet, Inc.	378,280	8,021,302
Goldcrest Co. Ltd.	1,493,510	25,698,817
Iwatsuka Confectionary Co. Ltd.	118,300	5,242,378
Kamigumi Co. Ltd.	188,050	3,928,675
Kobayashi Pharmaceutical Co. Ltd.	301,600	25,111,980
Koshidaka Holdings Co. Ltd.	2,070,900	23,817,711
Kusuri No Aoki Holdings Co. Ltd.	312,500	22,917,319
Lasertec Corp.	1,237,200	36,513,527
Mandom Corp.	83,600	2,605,607
Medikit Co. Ltd.	261,400	14,096,874
Mirait Holdings Corp.	240,100	3,684,761
Miroku Jyoho Service Co., Ltd.	419,800	10,088,115
Misumi Group, Inc.	1,361,500	34,605,223
Mitsuboshi Belting Ltd.	606,000	7,479,140
Monex Group, Inc. (c)	1,902,932	9,462,328
Morinaga & Co. Ltd.	70,900	3,284,550
Nabtesco Corp.	1,044,200	32,265,000
Nagaileben Co. Ltd.	1,388,300	36,751,491
Nakanishi, Inc.	94,500	1,973,416
Nakano Refrigerators Co. Ltd.	285,100	15,170,997
ND Software Co. Ltd.	231,036	2,479,481
Nihon Parkerizing Co. Ltd.	3,545,200	52,473,335
Nitto Kohki Co. Ltd.	92,400	2,189,867
NOF Corp.	175,000	5,751,688
NS Tool Co. Ltd.	116,400	3,073,047
OBIC Co. Ltd.	788,200	67,530,796
Okamoto Industries, Inc.	300,000	3,447,659
OSG Corp.	2,315,600	52,000,819
PALTAC Corp.	149,200	7,872,647
Paramount Bed Holdings Co. Ltd.	849,560	35,900,112
ProNexus, Inc.	1,226,000	14,242,937
S Foods, Inc.	113,500	4,451,080
San-Ai Oil Co. Ltd.	2,225,500	28,501,686
Sekisui Jushi Corp.	163,500	2,940,558
Shinko Plantech Co. Ltd.	138,200	1,303,948
Shinsei Bank Ltd.	438,600	6,907,984
Ship Healthcare Holdings, Inc.	50,200	1,946,224
SHO-BOND Holdings Co. Ltd.	693,600	48,446,237
Shoei Co. Ltd. (e)	911,200	38,871,565
SK Kaken Co. Ltd.	217,000	20,183,339
Software Service, Inc.	208,400	14,817,153
Techno Medica Co. Ltd.	283,000	5,355,525
The Monogatari Corp.	170,700	15,724,277
TKC Corp.	466,500	17,355,811
Tocalo Co. Ltd.	1,595,000	18,201,672
Toshiba Plant Systems & Services Corp.	168,800	3,730,312
Tsuruha Holdings, Inc.	29,870	3,670,472
USS Co. Ltd.	3,404,200	64,421,475
Welcia Holdings Co. Ltd.	646,000	32,757,859
Workman Co. Ltd.	650,700	29,155,364
Yamato Kogyo Co. Ltd.	372,700	11,599,481
Yuasa Trading Co. Ltd.	105,500	3,434,423

TOTAL JAPAN		1,177,946,171

Korea (South) - 0.8%
BGF Retail Co. Ltd.	121,208	18,396,681
iMarketKorea, Inc.	108,458	685,734
Leeno Industrial, Inc.	134,483	8,080,067

TOTAL KOREA (SOUTH)		27,162,482

Luxembourg - 0.1%
B&M European Value Retail S.A.	653,731	3,541,191
Mexico - 0.3%
Consorcio ARA S.A.B. de CV	25,765,095	9,635,429
Genomma Lab Internacional SA de CV (a)	1,109,000	884,808

TOTAL MEXICO		10,520,237

Netherlands - 2.8%
Aalberts Industries NV	984,900	44,685,681
Arcadis NV	159,318	2,913,709
BinckBank NV	644,130	3,901,646
Intertrust NV (b)	237,360	4,135,598
PostNL NV	899,900	3,555,715
RHI Magnesita NV	29,648	1,872,120
Takeaway.com Holding BV (a)(b)	232,278	15,509,175
Van Lanschot NV (Bearer)	227,504	6,278,351
VastNed Retail NV	302,554	13,744,801

TOTAL NETHERLANDS		96,596,796

New Zealand - 0.1%
EBOS Group Ltd.	136,813	1,883,685
Norway - 1.5%
ABG Sundal Collier ASA	4,483,578	3,188,166
Borregaard ASA	290,000	2,751,865
Kongsberg Gruppen ASA	1,243,841	25,283,522
Schibsted ASA (A Shares)	82,366	2,847,641
Skandiabanken ASA (b)(c)	2,005,249	19,421,536

TOTAL NORWAY		53,492,730

Philippines - 0.6%
Jollibee Food Corp.	3,045,490	15,510,371
Pilipinas Shell Petroleum Corp.	3,653,850	3,880,256

TOTAL PHILIPPINES		19,390,627

Singapore - 0.1%
Boustead Singapore Ltd.	5,792,200	3,510,166
Hour Glass Ltd.	1,558,300	738,314

TOTAL SINGAPORE		4,248,480

South Africa - 0.9%
Clicks Group Ltd.	2,029,853	29,792,245
Spain - 2.1%
Baron de Ley SA (a)	9,415	1,222,047
Merlin Properties Socimi SA	1,590,500	23,527,117
Prosegur Cash SA (b)	1,070,400	2,878,846
Prosegur Compania de Seguridad SA (Reg.)	6,954,886	46,275,040

TOTAL SPAIN		73,903,050

Sweden - 4.4%
Addlife AB	577,800	13,865,176
AddTech AB (B Shares)	1,407,810	31,893,250
Fagerhult AB (c)	3,347,305	31,596,485
Granges AB	215,000	2,692,100
Lagercrantz Group AB (B Shares)	2,151,041	22,530,650
Loomis AB (B Shares)	750,300	23,533,938
Saab AB (B Shares)	606,500	27,969,652

TOTAL SWEDEN		154,081,251

Switzerland - 1.1%
EDAG Engineering Group AG	175,700	3,595,459
Tecan Group AG	95,263	24,187,364
Vontobel Holdings AG	76,000	5,276,978
VZ Holding AG	12,955	4,127,963

TOTAL SWITZERLAND		37,187,764

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	14,725,321
United Kingdom - 16.9%
Alliance Pharma PLC	15,441,866	18,889,982
Ascential PLC	6,148,386	33,894,269
Avon Rubber PLC	591,677	11,299,612
Cineworld Group PLC	4,710,400	16,754,942
Dechra Pharmaceuticals PLC	1,782,363	69,855,695
DP Poland PLC (a)(e)	7,918,000	3,065,867
Elementis PLC	9,363,782	31,979,704
GetBusy PLC (c)	2,405,905	1,736,829
Great Portland Estates PLC	2,460,172	23,117,118
H&T Group PLC	1,274,806	5,287,459
Hill & Smith Holdings PLC	132,076	2,612,480
Hilton Food Group PLC	1,022,638	12,832,039
Howden Joinery Group PLC	1,854,600	11,613,832
Indivior PLC (a)	359,400	1,442,552
Informa PLC	4,279,938	44,345,592
InterContinental Hotel Group PLC ADR	187,247	11,646,763
ITE Group PLC	22,815,457	24,855,535
LivaNova PLC (a)	35,284	3,885,827
LSL Property Services PLC	500,000	1,706,315
Luxfer Holdings PLC sponsored	225,000	4,162,500
Mears Group PLC	790,738	3,373,120
Mitie Group PLC	1,448,060	2,923,201
Polypipe Group PLC	491,600	2,423,557
Rightmove PLC	389,247	24,886,239
Shaftesbury PLC	2,824,955	34,557,578
Sinclair Pharma PLC (a)	3,810,212	1,045,229
Spectris PLC	2,099,861	63,805,395
Spirax-Sarco Engineering PLC	910,628	83,009,747
Topps Tiles PLC	9,714,845	7,701,737
Tullett Prebon PLC	1,396,603	5,132,712
Ultra Electronics Holdings PLC	1,129,427	24,474,909

TOTAL UNITED KINGDOM		588,318,336

United States of America - 2.3%
Autoliv, Inc.	72,700	7,448,842
Martin Marietta Materials, Inc.	58,080	11,582,314
Mohawk Industries, Inc. (a)	32,962	6,208,722
PriceSmart, Inc.	280,426	22,924,826
ResMed, Inc.	171,100	18,098,958
Veoneer, Inc. (a)	250,100	13,080,230

TOTAL UNITED STATES OF AMERICA		79,343,892

TOTAL COMMON STOCKS
(Cost $2,221,903,919)		3,264,891,868

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.1%
Banco ABC Brasil SA	1,051,382	4,347,494
Germany - 1.1%
Sartorius AG (non-vtg.)	232,311	37,759,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,276,413)		42,107,243

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.96% (f)	186,985,433	187,022,830
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)	15,226,257	15,227,780
TOTAL MONEY MARKET FUNDS
(Cost $202,250,610)		202,250,610
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,434,430,942)		3,509,249,721
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(26,736,258)
NET ASSETS - 100%		$3,482,513,463

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,518,151 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,164,935
Fidelity Securities Lending Cash Central Fund	615,508
Total	$1,780,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Artnature, Inc.	$11,683,496	$--	$1,504,290	$198,137	$(1,043,148)	$1,778,954	$--
DP Poland PLC	3,859,020	471,159	--	--	--	(1,264,312)	3,065,867
Ituran Location & Control Ltd.	34,047,553	8,612,017	--	584,686	--	(1,061,162)	41,598,408
Reckon Ltd.	5,651,804	82	--	--	--	(1,795,939)	3,855,947
Shoei Co. Ltd.	27,389,174	3,520,101	--	--	--	7,962,290	38,871,565
Topps Tiles PLC	9,904,292	33,470	897,034	487,359	(1,522,294)	183,303	--
Total	$92,535,339	$12,636,829	$2,401,324	$1,270,182	$(2,565,442)	$5,803,134	$87,391,787

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$542,529,087	$542,529,087	$--	$--
Consumer Staples	309,939,076	309,939,076	--	--
Energy	77,654,374	77,654,374	--	--
Financials	269,956,949	263,008,102	6,948,847	--
Health Care	441,104,817	441,104,817	--	--
Industrials	808,095,385	808,095,385	--	--
Information Technology	458,740,940	458,740,940	--	--
Materials	261,960,925	261,960,856	--	69
Real Estate	137,017,558	137,017,558	--	--
Money Market Funds	202,250,610	202,250,610	--	--
Total Investments in Securities:	$3,509,249,721	$3,502,300,805	$6,948,847	$69

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,145,078,689

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$45,204,204
Net Realized Gain (Loss) on Investment Securities	(5,131,681)
Net Unrealized Gain (Loss) on Investment Securities	(12,049,961)
Cost of Purchases	--
Proceeds of Sales	(28,022,562)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$--
Other Investments in Securities
Beginning Balance	$2,086,834
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,086,765)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$69
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$(2,086,765)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2018

TEK-QTLY-0918
1.931233.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.6%
		Shares	Value
Argentina - 0.5%
Central Puerto SA sponsored ADR		45,760	$521,664
Grupo Financiero Galicia SA sponsored ADR		17,900	637,777
Grupo Superveille SA sponsored ADR		42,200	570,122
Inversiones y Representaciones SA ADR		10,100	188,466
Telecom Argentina SA Class B sponsored ADR		41,890	840,732
YPF SA Class D sponsored ADR		61,395	1,019,157

TOTAL ARGENTINA			3,777,918

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		536,643	247,193
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		1,788,000	166,293
China Resource Gas Group Ltd.		322,000	1,526,096
Credicorp Ltd. (United States)		11,000	2,516,470
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	31,085
Pacific Basin Shipping Ltd.		2,668,000	696,823
Shangri-La Asia Ltd.		848,000	1,387,215

TOTAL BERMUDA			6,323,982

Brazil - 2.2%
Azul SA sponsored ADR (a)		67,300	1,288,795
B2W Companhia Global do Varejo (a)		418,417	3,138,155
Banco do Brasil SA		295,700	2,560,480
BTG Pactual Participations Ltd. unit		130,700	689,489
Companhia de Saneamento de Minas Gerais		124,136	1,345,443
Direcional Engenharia SA (a)		563,400	1,038,747
Localiza Rent A Car SA		226,285	1,431,878
Natura Cosmeticos SA		188,900	1,464,575
Petrobras Distribuidora SA		162,700	844,863
Vale SA sponsored ADR		310,768	4,555,859

TOTAL BRAZIL			18,358,284

British Virgin Islands - 0.2%
Despegar.com Corp.		6,300	132,426
Mail.Ru Group Ltd. GDR (Reg. S) (a)		49,100	1,330,610

TOTAL BRITISH VIRGIN ISLANDS			1,463,036

Canada - 0.2%
Pan American Silver Corp.		121,300	1,997,811
Cayman Islands - 10.8%
58.com, Inc. ADR (a)		40,150	2,700,489
Alibaba Group Holding Ltd. sponsored ADR (a)		117,500	21,999,525
Ant International Co. Ltd. (b)(c)		288,435	1,618,120
BizLink Holding, Inc.		38,587	246,050
Chailease Holding Co. Ltd.		350,268	1,145,378
China Literature Ltd. (a)(d)		841,639	7,039,527
China Resources Land Ltd.		458,600	1,676,868
E-House China Enterprise Holdings Ltd. (a)		167,100	270,799
ENN Energy Holdings Ltd.		88,200	897,277
Haitian International Holdings Ltd.		455,000	1,072,423
JD.com, Inc. sponsored ADR (a)		261,300	9,370,218
Kingsoft Corp. Ltd.		1,997,000	4,834,088
LexinFintech Holdings Ltd. ADR		9,500	121,125
NetEase, Inc. ADR		16,600	4,282,800
PPDAI Group, Inc. ADR (a)		6,500	29,510
Shimao Property Holdings Ltd.		448,200	1,270,530
TAL Education Group ADR (a)		26,700	854,133
Tencent Holdings Ltd.		556,950	25,349,244
Uni-President China Holdings Ltd.		2,611,600	3,017,844

TOTAL CAYMAN ISLANDS			87,795,948

Chile - 0.3%
Compania Cervecerias Unidas SA sponsored ADR		25,800	702,534
Enersis SA		1,243,933	219,745
Vina Concha y Toro SA		567,835	1,221,601

TOTAL CHILE			2,143,880

China - 5.7%
Anhui Conch Cement Co. Ltd. (H Shares)		146,500	937,900
BBMG Corp. (H Shares)		3,077,000	1,211,348
China International Travel Service Corp. Ltd. (A Shares)		314,400	3,241,052
China Life Insurance Co. Ltd. (H Shares)		1,405,834	3,532,679
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,457,060	2,288,316
China Oilfield Services Ltd. (H Shares)		1,250,000	1,146,636
China Pacific Insurance (Group) Co. Ltd. (H Shares)		648,306	2,527,460
China Petroleum & Chemical Corp. (H Shares)		3,792,000	3,645,033
China Telecom Corp. Ltd. (H Shares)		3,607,949	1,705,364
Hangzhou Tigermed Consulting Co. Ltd. Class A		128,000	1,127,682
Industrial & Commercial Bank of China Ltd. (H Shares)		15,976,160	11,825,825
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		128,200	1,295,982
PICC Property & Casualty Co. Ltd. (H Shares)		1,323,870	1,492,697
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		267,500	2,481,065
Qingdao Haier Co. Ltd.		516,351	1,305,903
Shanghai International Airport Co. Ltd. (A Shares)		140,682	1,244,573
Shenzhen Inovance Technology Co. Ltd. Class A		90,700	355,334
Sinopec Engineering Group Co. Ltd. (H Shares)		329,000	335,327
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A		175,372	560,917
Tsingtao Brewery Co. Ltd. (H Shares)		408,000	2,180,595
Wise Talent Information Technology Co. Ltd. (a)		235,668	854,212
Zhengzhou Yutong Bus Co. Ltd.		308,890	761,717

TOTAL CHINA			46,057,617

Egypt - 0.0%
Six of October Development & Investment Co. (a)		135,900	180,237
Greece - 0.3%
Titan Cement Co. SA (Reg.)		110,600	2,683,600
Hong Kong - 2.6%
AIA Group Ltd.		83,200	726,101
China Overseas Land and Investment Ltd.		1,030,000	3,234,723
China Resources Beer Holdings Co. Ltd.		724,666	3,259,084
China Resources Power Holdings Co. Ltd.		452,849	873,499
China Unicom Ltd.		1,176,900	1,453,195
China Unicom Ltd. sponsored ADR		197,220	2,455,389
CNOOC Ltd.		2,340,000	3,920,315
CSPC Pharmaceutical Group Ltd.		860,000	2,246,132
Far East Horizon Ltd.		2,494,980	2,403,100
Techtronic Industries Co. Ltd.		115,000	640,269

TOTAL HONG KONG			21,211,807

India - 5.4%
Adani Ports & Special Economic Zone Ltd.		303,703	1,773,375
Axis Bank Ltd.		287,779	2,313,666
Bharat Petroleum Corp. Ltd.		262,651	1,495,300
Bharti Airtel Ltd.		143,012	815,958
Bharti Infratel Ltd.		114,790	480,639
Federal Bank Ltd.		1,278,206	1,661,705
Future Retail Ltd.		51,374	401,176
GAIL India Ltd.		89,000	487,706
ICICI Bank Ltd.		277,392	1,229,741
ICICI Bank Ltd. sponsored ADR		369,740	3,264,804
IndoStar Capital Finance Ltd. (a)		48,313	339,694
Indraprastha Gas Ltd.		321,593	1,427,815
InterGlobe Aviation Ltd. (d)		50,735	688,991
ITC Ltd.		637,313	2,771,371
JK Cement Ltd.		88,074	988,292
Larsen & Toubro Ltd.		106,169	2,019,630
LIC Housing Finance Ltd.		474,690	3,668,343
Manappuram General Finance & Leasing Ltd.		804,540	1,238,658
NTPC Ltd.		86,120	194,795
Oberoi Realty Ltd.		116,303	842,798
Petronet LNG Ltd.		278,806	933,222
Phoenix Mills Ltd. (a)		127,192	1,167,599
Power Grid Corp. of India Ltd.		428,902	1,142,110
Reliance Industries Ltd.		442,478	7,665,482
SREI Infrastructure Finance Ltd.		116,223	90,741
State Bank of India (a)		386,475	1,656,886
Sun Pharmaceutical Industries Ltd.		302,590	2,512,743
Tejas Networks Ltd. (a)(d)		31,856	132,268
Torrent Pharmaceuticals Ltd.		22,969	512,860

TOTAL INDIA			43,918,368

Indonesia - 1.4%
PT Astra International Tbk		3,913,900	1,940,665
PT Bank Mandiri (Persero) Tbk		3,631,400	1,676,612
PT Bank Rakyat Indonesia Tbk		13,600,500	2,895,529
PT Indocement Tunggal Prakarsa Tbk		699,500	685,190
PT Kalbe Farma Tbk		6,284,700	564,403
PT Media Nusantara Citra Tbk		15,782,100	1,078,042
PT Semen Gresik (Persero) Tbk		1,871,500	986,366
PT Telekomunikasi Indonesia Tbk:
Series B		3,779,300	937,148
sponsored ADR		16,100	394,772

TOTAL INDONESIA			11,158,727

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.		718,517	760,937
Italy - 0.5%
Prada SpA		890,100	4,235,574
Japan - 0.4%
GMO Internet, Inc.		20,862	442,372
LINE Corp. (a)		21,600	943,630
Mercari, Inc. (a)		2,100	88,459
Panasonic Corp.		64,800	832,622
SoftBank Corp.		9,016	753,036

TOTAL JAPAN			3,060,119

Korea (South) - 6.6%
AMOREPACIFIC Group, Inc.		29,249	2,516,506
BS Financial Group, Inc.		527,653	4,250,718
Celltrion, Inc. (a)		4,900	1,194,778
Coway Co. Ltd.		15,345	1,292,681
Daou Technology, Inc.		78,542	1,671,752
Hanon Systems		101,981	979,997
Hyundai Fire & Marine Insurance Co. Ltd.		39,705	1,306,895
Hyundai Mobis		19,435	3,979,613
Iljin Materials Co. Ltd.		18,981	905,180
KB Financial Group, Inc.		105,818	5,109,641
KEPCO Plant Service & Engineering Co. Ltd.		16,393	507,188
Korea Electric Power Corp.		24,677	736,701
Korean Reinsurance Co.		47,960	475,952
KT Corp.		11,483	294,314
KT Corp. sponsored ADR		14,390	197,143
LG Chemical Ltd.		10,480	3,529,507
LG Corp.		21,652	1,466,192
LG Innotek Co. Ltd.		2,700	395,251
NAVER Corp.		1,027	660,397
NCSOFT Corp.		5,550	1,921,493
POSCO		11,002	3,253,121
Samsung Biologics Co. Ltd. (a)(d)		3,600	1,205,960
Samsung Electro-Mechanics Co. Ltd.		4,287	590,994
Samsung Electronics Co. Ltd.		84,898	3,526,393
Samsung Life Insurance Co. Ltd.		19,705	1,704,214
Samsung SDI Co. Ltd.		15,747	3,238,581
Shinhan Financial Group Co. Ltd.		115,073	4,509,802
SK Hynix, Inc.		26,232	2,033,123

TOTAL KOREA (SOUTH)			53,454,087

Luxembourg - 0.5%
Samsonite International SA		1,005,000	3,802,817
Mauritius - 0.0%
MakeMyTrip Ltd. (a)		14,800	484,700
Mexico - 1.5%
America Movil S.A.B. de CV Series L sponsored ADR		54,900	939,339
Fibra Uno Administracion SA de CV		756,100	1,088,851
Gruma S.A.B. de CV Series B		152,000	1,967,431
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		111,700	1,055,525
Grupo Financiero Banorte S.A.B. de CV Series O		403,129	2,810,996
Macquarie Mexican (REIT) (d)		1,370,970	1,487,358
Wal-Mart de Mexico SA de CV Series V		1,025,000	2,993,427

TOTAL MEXICO			12,342,927

Netherlands - 0.9%
VEON Ltd. sponsored ADR		406,360	1,231,271
Yandex NV Series A (a)		162,591	5,846,772

TOTAL NETHERLANDS			7,078,043

Nigeria - 0.3%
Guaranty Trust Bank PLC		3,465,183	383,266
Guaranty Trust Bank PLC GDR (Reg. S)		124,480	678,416
Transnational Corp. of Nigeria PLC		41,804,033	138,539
Zenith Bank PLC		17,845,836	1,133,538

TOTAL NIGERIA			2,333,759

Pakistan - 0.1%
Habib Bank Ltd.		652,200	935,145
Panama - 0.1%
Copa Holdings SA Class A		12,149	1,182,584
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR		213,900	2,938,986
Philippines - 0.4%
Metro Pacific Investments Corp.		6,840,000	607,685
Metropolitan Bank & Trust Co.		1,444,492	2,008,093
Robinsons Land Corp.		2,277,060	840,985

TOTAL PHILIPPINES			3,456,763

Russia - 2.9%
Lukoil PJSC sponsored ADR		63,700	4,572,386
MMC Norilsk Nickel PJSC sponsored ADR		141,000	2,439,300
Mobile TeleSystems OJSC		93,812	396,452
Mobile TeleSystems OJSC sponsored ADR		18,200	159,614
NOVATEK OAO GDR (Reg. S)		15,900	2,529,690
RusHydro PJSC		20	0
Sberbank of Russia		1,440,100	4,935,101
Sberbank of Russia sponsored ADR		453,784	6,393,817
Tatneft PAO		128,900	1,488,441
Unipro PJSC		20,732,700	896,693

TOTAL RUSSIA			23,811,494

Singapore - 0.1%
First Resources Ltd.		867,800	1,026,303
South Africa - 4.0%
Barclays Africa Group Ltd.		289,350	3,777,207
Bidvest Group Ltd.		94,756	1,347,849
FirstRand Ltd.		529,900	2,787,634
Imperial Holdings Ltd.		138,364	2,242,301
Mr Price Group Ltd.		113,300	2,023,267
MTN Group Ltd.		135,840	1,181,217
Naspers Ltd. Class N		54,600	13,443,190
Nedbank Group Ltd.		48,580	1,006,686
Old Mutual Ltd. (a)		166,000	380,221
Sasol Ltd.		69,500	2,738,823
Tiger Brands Ltd.		56,500	1,501,804

TOTAL SOUTH AFRICA			32,430,199

Taiwan - 3.3%
Chroma ATE, Inc.		114,000	643,046
Hon Hai Precision Industry Co. Ltd. (Foxconn)		162,000	443,923
King's Town Bank		962,600	1,013,561
LandMark Optoelectronics Corp.		72,000	641,575
Largan Precision Co. Ltd.		11,403	1,920,325
MediaTek, Inc.		30,000	249,174
Nanya Technology Corp.		261,000	670,828
PChome Online, Inc.		48,032	214,394
Taiwan Semiconductor Manufacturing Co. Ltd.		1,739,000	13,919,549
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		32,542	1,341,056
Unified-President Enterprises Corp.		1,808,000	4,777,031
United Microelectronics Corp.		1,776,000	1,018,178

TOTAL TAIWAN			26,852,640

Thailand - 0.7%
PTT Global Chemical PCL (For. Reg.)		1,033,300	2,538,992
Siam Cement PCL (For. Reg.)		212,300	2,871,506
Total Access Communication PCL (For. Reg.)		99,700	122,864

TOTAL THAILAND			5,533,362

Turkey - 0.5%
Aselsan A/S		173,100	953,798
Bim Birlesik Magazalar A/S JSC		67,200	965,945
Tupras Turkiye Petrol Rafinerileri A/S		74,000	1,616,567
Turkcell Iletisim Hizmet A/S		140,766	369,813

TOTAL TURKEY			3,906,123

United Arab Emirates - 0.8%
DP World Ltd.		70,059	1,611,357
Emaar Properties PJSC		1,707,364	2,454,265
National Bank of Abu Dhabi PJSC		652,580	2,416,206

TOTAL UNITED ARAB EMIRATES			6,481,828

United Kingdom - 0.5%
Contemporary Amperex Technology Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 6/24/19 (a)(d)		60,108	637,192
Fresnillo PLC		115,400	1,573,755
NMC Health PLC		27,252	1,357,814
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (a)(d)		204,673	654,634

TOTAL UNITED KINGDOM			4,223,395

United States of America - 0.5%
MercadoLibre, Inc.		11,401	3,909,517
Uxin Ltd. ADR (a)		68,800	423,808

TOTAL UNITED STATES OF AMERICA			4,333,325

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)		559,300	667,807
TOTAL COMMON STOCKS
(Cost $405,674,255)			452,651,325

Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.4%
Ambev SA sponsored ADR		404,200	2,077,588
Banco do Estado Rio Grande do Sul SA		211,420	886,057
Companhia Paranaense de Energia-Copel:
(PN-B)		3,915	21,383
(PN-B) sponsored ADR		227,652	1,238,427
Fibria Celulose SA sponsored ADR		161,000	3,165,260
Itau Unibanco Holding SA sponsored ADR		484,091	5,804,251
Metalurgica Gerdau SA (PN)		831,770	1,704,183
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)		346,006	3,619,223
Telefonica Brasil SA		105,983	1,159,423

TOTAL BRAZIL			19,675,795

Korea (South) - 1.1%
Hyundai Motor Co. Series 2		49,417	3,892,221
Samsung Electronics Co. Ltd.		87,628	3,010,203
Samsung Fire & Marine Insurance Co. Ltd.		8,498	1,411,919

TOTAL KOREA (SOUTH)			8,314,343

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,313,654)			27,990,138
		Principal Amount(e)	Value

Nonconvertible Bonds - 8.0%
Azerbaijan - 1.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,830,000	3,112,038
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		4,625,000	4,997,775

TOTAL AZERBAIJAN			8,109,813

Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		2,405,000	2,286,289
Georgia - 1.0%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		3,475,000	3,475,087
JSC BGEO Group 6% 7/26/23 (d)		850,000	845,570
JSC Georgian Railway 7.75% 7/11/22 (d)		3,500,000	3,692,500

TOTAL GEORGIA			8,013,157

Ireland - 0.4%
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (d)		1,900,000	1,951,881
6.8% 11/22/25 (d)		1,275,000	1,362,468

TOTAL IRELAND			3,314,349

Mexico - 1.7%
Pemex Project Funding Master Trust:
6.625% 6/15/35		5,175,000	5,011,988
8.625% 2/1/22		300,000	334,724
Petroleos Mexicanos:
6.5% 3/13/27		2,005,000	2,035,075
6.5% 6/2/41		5,250,000	4,858,350
6.875% 8/4/26		1,700,000	1,776,500

TOTAL MEXICO			14,016,637

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		850,000	903,637
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (d)		1,900,000	1,827,325
South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		2,200,000	2,169,750
6.75% 8/6/23 (d)		3,725,000	3,650,724

TOTAL SOUTH AFRICA			5,820,474

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (d)		440,000	437,800
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		525,000	478,538
Turkey - 0.1%
Export Credit Bank of Turkey 5% 9/23/21 (d)		400,000	373,232
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (d)		805,000	724,098

TOTAL TURKEY			1,097,330

United Arab Emirates - 0.5%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (d)		3,145,000	3,046,876
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (d)		670,000	673,183

TOTAL UNITED ARAB EMIRATES			3,720,059

United Kingdom - 1.1%
Biz Finance PLC 9.625% 4/27/22 (d)		8,600,000	8,840,903
Venezuela - 0.7%
Petroleos de Venezuela SA:
6% 5/16/24 (d)(f)		6,000,000	1,305,000
6% 11/15/26 (Reg. S) (f)		5,500,000	1,196,250
8.5% 10/27/20 (Reg. S) (f)		3,900,000	3,482,700

TOTAL VENEZUELA			5,983,950

TOTAL NONCONVERTIBLE BONDS
(Cost $67,055,684)			64,850,261

Government Obligations - 30.0%
Argentina - 3.5%
Argentine Republic:
5.875% 1/11/28		1,730,000	1,457,525
6.875% 4/22/21		3,425,000	3,431,850
6.875% 1/26/27		1,800,000	1,638,000
6.875% 1/11/48		2,865,000	2,246,189
7.125% 7/6/36		7,050,000	5,939,625
7.5% 4/22/26		14,360,000	13,677,900

TOTAL ARGENTINA			28,391,089

Armenia - 0.2%
Republic of Armenia 7.15% 3/26/25 (d)		1,420,000	1,535,730
Belarus - 0.1%
Belarus Republic 7.625% 6/29/27 (d)		515,000	553,162
Brazil - 0.5%
Brazilian Federative Republic:
4.625% 1/13/28		900,000	843,750
8.25% 1/20/34		2,225,000	2,692,250
12.25% 3/6/30		100,000	153,500

TOTAL BRAZIL			3,689,500

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (d)		3,750,000	4,061,745
Costa Rica - 0.1%
Costa Rican Republic 7.158% 3/12/45 (d)		850,000	892,500
Dominican Republic - 0.0%
Dominican Republic 6% 7/19/28 (d)		390,000	393,900
Ecuador - 0.6%
Ecuador Republic:
7.875% 1/23/28 (d)		600,000	549,000
7.95% 6/20/24 (d)		770,000	741,125
8.75% 6/2/23 (d)		1,450,000	1,446,375
8.875% 10/23/27 (d)		710,000	685,150
9.625% 6/2/27 (d)		200,000	201,140
9.65% 12/13/26 (d)		850,000	856,375
10.75% 3/28/22 (d)		250,000	270,375

TOTAL ECUADOR			4,749,540

Egypt - 2.1%
Arab Republic of Egypt:
yield at date of purchase 18.0995% to 19.3001% 10/16/18 to 12/18/18	EGP	51,800,000	2,764,980
5.577% 2/21/23 (d)		1,345,000	1,334,065
6.125% 1/31/22 (d)		1,575,000	1,596,744
7.5% 1/31/27 (d)		2,600,000	2,708,264
7.903% 2/21/48 (d)		2,025,000	2,009,740
8.5% 1/31/47 (d)		6,075,000	6,392,382

TOTAL EGYPT			16,806,175

El Salvador - 1.7%
El Salvador Republic:
6.375% 1/18/27 (d)		1,550,000	1,495,750
7.375% 12/1/19		1,875,000	1,931,250
7.625% 2/1/41 (d)		2,050,000	2,029,500
7.65% 6/15/35 (Reg. S)		3,000,000	3,000,000
8.625% 2/28/29 (d)		4,560,000	4,981,800

TOTAL EL SALVADOR			13,438,300

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (d)		2,540,000	2,590,739
Ghana - 1.0%
Ghana Republic:
7.625% 5/16/29 (d)		360,000	371,904
7.875% 8/7/23 (Reg.S)		1,550,000	1,672,528
8.125% 1/18/26 (d)		1,875,000	2,020,699
8.627% 6/16/49 (d)		2,770,000	2,871,360
10.75% 10/14/30 (d)		825,000	1,066,981

TOTAL GHANA			8,003,472

Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,650,000	5,323,520
Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		2,821,250	2,690,908
Jordan - 1.1%
Jordanian Kingdom:
5.75% 1/31/27 (d)		1,350,000	1,291,059
6.125% 1/29/26 (d)		4,200,000	4,166,089
7.375% 10/10/47 (d)		4,010,000	3,861,694

TOTAL JORDAN			9,318,842

Kuwait - 0.8%
State of Kuwait 3.5% 3/20/27 (d)		6,440,000	6,319,971
Lebanon - 3.5%
Lebanese Republic:
5.15% 11/12/18		1,000,000	996,956
5.45% 11/28/19		7,050,000	6,858,240
6% 5/20/19		7,885,000	7,802,050
6.1% 10/4/22		4,535,000	4,026,173
6.375% 3/9/20		7,375,000	7,171,008
8.25% 4/12/21 (Reg.S)		1,445,000	1,412,777

TOTAL LEBANON			28,267,204

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (d)		850,000	938,128
Nigeria - 0.4%
Republic of Nigeria:
yield at date of purchase 11.2564% to 15.189% 8/16/18(c)	NGN	895,000,000	2,461,285
yield at date of purchase 12.33% 12/6/18(c)	NGN	300,000,000	796,196
6.5% 11/28/27 (d)		395,000	386,034

TOTAL NIGERIA			3,643,515

Oman - 0.6%
Sultanate of Oman:
6.5% 3/8/47 (d)		780,000	727,699
6.75% 1/17/48 (d)		4,450,000	4,238,394

TOTAL OMAN			4,966,093

Qatar - 1.6%
State of Qatar:
2.375% 6/2/21		1,225,000	1,188,250
3.25% 6/2/26		950,000	907,070
3.875% 4/23/23 (d)		335,000	336,240
4.5% 4/23/28 (d)		2,705,000	2,759,316
5.103% 4/23/48 (d)		2,675,000	2,731,924
9.75% 6/15/30 (Reg. S)		3,280,000	4,861,065

TOTAL QATAR			12,783,865

Russia - 0.3%
Ministry of Finance Russian Federation 4.75% 5/27/26 (d)		600,000	608,250
Russian Federation:
5.25% 6/23/47 (d)		1,400,000	1,389,500
5.625% 4/4/42 (d)		600,000	643,507

TOTAL RUSSIA			2,641,257

Rwanda - 0.5%
Rwanda Republic 6.625% 5/2/23 (d)		4,225,000	4,322,158
Saudi Arabia - 0.4%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (d)		1,625,000	1,548,411
4.5% 10/26/46 (d)		1,210,000	1,140,667
Kingdom of Saudi Arabia 3.25% 10/26/26 (d)		500,000	471,450

TOTAL SAUDI ARABIA			3,160,528

Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% 5/11/27 (d)		450,000	432,652
Suriname - 0.7%
Republic of Suriname:
9.25% 10/26/26		200,000	194,000
9.25% 10/26/26 (d)		6,000,000	5,820,000

TOTAL SURINAME			6,014,000

TAJIKISTAN - 0.2%
Tajikistan Republic 7.125% 9/14/27 (d)		1,775,000	1,583,527
Turkey - 2.1%
Turkish Republic:
5.125% 2/17/28		1,295,000	1,110,916
5.75% 5/11/47		2,300,000	1,793,816
6.875% 3/17/36		3,375,000	3,099,593
7.25% 3/5/38		1,300,000	1,237,067
7.375% 2/5/25		2,050,000	2,084,789
8% 2/14/34		1,205,000	1,242,247
11.875% 1/15/30		165,000	221,143
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (d)		6,675,000	6,406,799

TOTAL TURKEY			17,196,370

Ukraine - 1.4%
Ukraine Government:
7.75% 9/1/20 (d)		1,675,000	1,708,500
7.75% 9/1/21 (d)		4,755,000	4,851,336
7.75% 9/1/22 (d)		5,150,000	5,221,482

TOTAL UKRAINE			11,781,318

United States of America - 4.1%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.9% 8/2/18 to 9/13/18		1,380,000	1,377,432
U.S. Treasury Bonds 3.125% 5/15/48		32,000,000	32,279,991

TOTAL UNITED STATES OF AMERICA			33,657,423

Venezuela - 0.3%
Venezuelan Republic 9.25% 9/15/27 (f)		7,500,000	2,150,250
Zambia - 0.2%
Republic of Zambia 8.97% 7/30/27 (d)		2,100,000	1,886,875
TOTAL GOVERNMENT OBLIGATIONS
(Cost $250,869,961)			244,184,256
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.96% (g)
(Cost $24,416,614)		24,412,602	24,417,485
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $773,330,168)			814,093,465
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(456,946)
NET ASSETS - 100%			$813,636,519

Currency Abbreviations

EGP – Egyptian pound

NGN – Nigerian naira

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,618,120 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,377,609 or 19.6% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$1,618,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$386,612
Fidelity Securities Lending Cash Central Fund	13,356
Total	$399,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$70,000,835	$69,168,213	$832,622	$--
Consumer Staples	32,443,639	32,443,639	--	--
Energy	33,651,452	26,086,104	7,565,348	--
Financials	113,685,148	91,399,746	22,285,402	--
Health Care	12,579,271	12,579,271	--	--
Industrials	20,039,409	20,039,409	--	--
Information Technology	110,515,482	69,284,881	41,230,601	--
Materials	40,799,799	34,807,855	5,991,944	--
Real Estate	16,321,599	14,703,479	--	1,618,120
Telecommunication Services	16,648,620	12,814,475	3,834,145	--
Utilities	13,956,209	13,219,508	736,701	--
Corporate Bonds	64,850,261	--	64,850,261	--
Government Obligations	244,184,256	--	240,926,775	3,257,481
Money Market Funds	24,417,485	24,417,485	--	--
Total Investments in Securities:	$814,093,465	$420,964,065	$388,253,799	$4,875,601

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2018

EMD-QTLY-0918
1.931230.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Argentina - 0.7%
BBVA Banco Frances SA sponsored ADR	66,900	$911,847
Central Puerto SA sponsored ADR (a)	49,100	559,740
Inversiones y Representaciones SA ADR	53,227	993,216
Telecom Argentina SA Class B sponsored ADR	18,300	367,281

TOTAL ARGENTINA		2,832,084

Bangladesh - 0.2%
BRAC Bank Ltd.	978,600	767,736
Bermuda - 2.2%
AGTech Holdings Ltd. (b)	16,548,000	1,539,045
Joy City Property Ltd.	9,897,000	1,210,480
Pacific Basin Shipping Ltd.	10,908,000	2,848,931
Shangri-La Asia Ltd.	1,836,000	3,003,451

TOTAL BERMUDA		8,601,907

Brazil - 6.5%
Azul SA sponsored ADR (b)	109,200	2,091,180
B2W Companhia Global do Varejo (b)	190,000	1,425,013
Banco ABC Brasil SA rights 8/2/18 (b)	11,929	10,847
BTG Pactual Participations Ltd. unit	206,200	1,087,779
Companhia de Saneamento de Minas Gerais	96,020	1,040,709
Construtora Tenda SA (b)	117,800	834,546
Cyrela Brazil Realty SA	254,800	786,809
Direcional Engenharia SA (b)	463,300	854,191
Fibria Celulose SA	177,800	3,505,502
Localiza Rent A Car SA	405,385	2,565,181
Natura Cosmeticos SA	216,500	1,678,563
Notre Dame Intermedica Participacoes SA	498,389	3,253,279
Petrobras Distribuidora SA	150,700	782,549
QGEP Participacoes SA	731,200	3,152,110
Tegma Gestao Logistica SA	425,900	2,018,693

TOTAL BRAZIL		25,086,951

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (b)	8,361,857	664,009
Mail.Ru Group Ltd. GDR (Reg. S) (b)	22,900	620,590

TOTAL BRITISH VIRGIN ISLANDS		1,284,599

Canada - 0.9%
First Quantum Minerals Ltd.	62,000	967,045
Pan American Silver Corp.	149,600	2,463,912

TOTAL CANADA		3,430,957

Cayman Islands - 10.0%
58.com, Inc. ADR (b)	28,310	1,904,131
ASM Pacific Technology Ltd.	73,900	889,261
Chailease Holding Co. Ltd.	537,540	1,757,758
China Literature Ltd. (b)(c)	207,800	1,738,054
E-House China Enterprise Holdings Ltd. (b)	93,300	151,200
ENN Energy Holdings Ltd.	172,400	1,753,861
Fu Shou Yuan International Group Ltd. (c)	5,857,000	5,402,524
General Interface Solution Holding Ltd.	152,000	1,031,359
Haitian International Holdings Ltd.	1,462,000	3,445,895
Kingdee International Software Group Co. Ltd.	590,000	653,213
Kingsoft Corp. Ltd.	1,558,000	3,771,412
LexinFintech Holdings Ltd. ADR	7,920	100,980
Longfor Properties Co. Ltd.	267,000	750,072
NetEase, Inc. ADR	4,200	1,083,600
Parade Technologies Ltd.	54,000	822,864
PPDAI Group, Inc. ADR (b)	5,400	24,516
Shimao Property Holdings Ltd.	759,000	2,151,566
Silergy Corp.	42,000	965,501
SITC International Holdings Co. Ltd.	4,142,500	4,021,614
TAL Education Group ADR (b)	15,570	498,084
Uni-President China Holdings Ltd.	2,849,000	3,292,173
Yuzhou Properties Co.	2,274,000	1,280,547
YY, Inc. ADR (b)	11,200	1,044,176

TOTAL CAYMAN ISLANDS		38,534,361

Chile - 0.7%
Compania Cervecerias Unidas SA sponsored ADR (a)	24,300	661,689
Empresas CMPC SA	461,227	1,869,078

TOTAL CHILE		2,530,767

China - 8.4%
BBMG Corp. (H Shares)	3,182,000	1,252,684
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,452,200	3,215,113
China Oilfield Services Ltd. (H Shares)	2,672,000	2,451,048
China Suntien Green Energy Corp. Ltd. (H Shares)	2,741,000	876,528
GDS Holdings Ltd. ADR (b)	17,200	375,476
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	212,000	1,076,073
Hangzhou Tigermed Consulting Co. Ltd. Class A	349,227	3,076,696
Lens Technology Co. Ltd. Class A	531,929	983,796
Luxshare Precision Industry Co. Ltd. Class A	464,276	1,230,082
Qingdao Haier Co. Ltd.	836,960	2,116,756
Shanghai International Airport Co. Ltd. (A Shares)	308,341	2,727,804
Shenzhen Inovance Technology Co. Ltd. Class A	190,500	746,319
Sinopec Engineering Group Co. Ltd. (H Shares)	259,500	264,491
Sohu.Com Ltd. ADR (b)	27,000	680,400
Suofeiya Home Collection Co. Ltd. Class A	360,420	1,597,705
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	583,708	1,866,954
Tsingtao Brewery Co. Ltd. (H Shares)	404,000	2,159,217
Wise Talent Information Technology Co. Ltd. (b)	89,505	324,424
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	624,800	3,036,816
Zhengzhou Yutong Bus Co. Ltd.	924,762	2,280,447

TOTAL CHINA		32,338,829

Colombia - 0.2%
Bancolombia SA sponsored ADR	14,300	656,513
Cyprus - 1.0%
Globaltrans Investment PLC GDR (Reg. S)	277,000	3,185,500
TCS Group Holding PLC unit	32,000	684,800

TOTAL CYPRUS		3,870,300

Egypt - 1.3%
Credit Agricole Egypt	346,080	847,286
Egyptian Kuwaiti Holding	1,710,700	1,950,198
Six of October Development & Investment Co. (b)	1,553,700	2,060,587

TOTAL EGYPT		4,858,071

Greece - 2.4%
Alpha Bank AE (b)	861,800	1,881,461
Fourlis Holdings SA	535,800	3,615,123
Titan Cement Co. SA (Reg.)	146,600	3,557,104

TOTAL GREECE		9,053,688

Hong Kong - 4.1%
China Resources Beer Holdings Co. Ltd.	606,000	2,725,400
China Travel International Investment HK Ltd.	10,056,000	4,035,699
CSPC Pharmaceutical Group Ltd.	1,396,000	3,646,046
Far East Horizon Ltd.	1,271,584	1,224,757
Sun Art Retail Group Ltd.	909,000	1,158,102
Techtronic Industries Co. Ltd.	313,500	1,745,428
Yuexiu Property Co. Ltd.	6,882,000	1,306,423

TOTAL HONG KONG		15,841,855

India - 9.3%
Adani Ports & Special Economic Zone Ltd.	624,292	3,645,351
CESC Ltd. GDR	57,246	789,829
Deccan Cements Ltd.	208,246	1,353,477
EIH Ltd. (b)	621,651	1,531,426
Federal Bank Ltd.	1,293,781	1,681,953
Future Retail Ltd.	111,003	866,816
Gujarat Gas Ltd.	40,000	460,532
Indraprastha Gas Ltd.	131,300	582,948
InterGlobe Aviation Ltd. (c)	147,630	2,004,844
JK Cement Ltd.	127,371	1,429,249
LIC Housing Finance Ltd.	383,164	2,961,042
Manappuram General Finance & Leasing Ltd.	1,310,688	2,017,916
Oberoi Realty Ltd.	299,038	2,166,999
Phoenix Mills Ltd. (b)	113,306	1,040,128
Piramal Enterprises Ltd.	96,100	3,761,741
Power Grid Corp. of India Ltd.	377,068	1,004,083
Solar Industries India Ltd. (b)	67,845	1,183,323
South Indian Bank Ltd. (b)	2,206,171	588,119
The Ramco Cements Ltd.	198,311	2,079,861
Torrent Pharmaceuticals Ltd.	176,740	3,946,316
Yes Bank Ltd.	135,335	727,381

TOTAL INDIA		35,823,334

Indonesia - 1.9%
PT Bank Negara Indonesia (Persero) Tbk	1,264,200	648,757
PT Cikarang Listrindo Tbk (c)	5,868,700	415,123
PT Holcim Indonesia Tbk (b)	24,325,300	1,307,358
PT Media Nusantara Citra Tbk	10,072,700	688,045
PT Pakuwon Jati Tbk	27,163,900	970,139
PT Panin Life Tbk (b)	45,655,200	645,885
PT Semen Gresik (Persero) Tbk	3,231,900	1,703,359
PT XL Axiata Tbk (b)	4,932,100	940,588

TOTAL INDONESIA		7,319,254

Italy - 1.0%
Prada SpA	764,300	3,636,950
Korea (South) - 8.7%
AMOREPACIFIC Group, Inc.	30,824	2,652,015
BS Financial Group, Inc.	308,183	2,482,691
Cafe24 Corp. (b)	4,090	587,712
Daou Technology, Inc.	42,209	898,411
F&F Co. Ltd.	52,070	3,647,570
HDC Hyundai Development Co. (b)	19,216	992,321
Hyundai Fire & Marine Insurance Co. Ltd.	40,582	1,335,761
Hyundai HCN	85,578	318,957
Hyundai Wia Corp.	41,218	1,743,530
Iljin Materials Co. Ltd.	37,215	1,774,737
Kakao Corp.	10,090	1,019,448
KEPCO Plant Service & Engineering Co. Ltd.	43,272	1,338,806
Kolon Industries, Inc.	7,780	427,615
Korean Reinsurance Co.	91,356	906,611
LG Chemical Ltd.	4,484	1,510,144
LG Innotek Co. Ltd.	13,551	1,983,720
NCSOFT Corp.	8,157	2,824,076
Samjin Pharmaceutical Co. Ltd.	60,241	2,485,989
Samsung Electro-Mechanics Co. Ltd.	23,475	3,236,201
Samsung SDI Co. Ltd.	6,965	1,432,445

TOTAL KOREA (SOUTH)		33,598,760

Luxembourg - 1.3%
Samsonite International SA	1,353,300	5,120,748
Malaysia - 1.1%
British American Tobacco (Malaysia) Bhd	187,800	1,583,711
Lafarge Malaysia Bhd (b)	2,056,200	1,603,482
Matrix Concepts Holdings Bhd	2,127,700	1,088,712

TOTAL MALAYSIA		4,275,905

Mauritius - 0.3%
MakeMyTrip Ltd. (a)(b)	37,100	1,215,025
Mexico - 2.8%
Credito Real S.A.B. de CV	667,000	940,856
Fibra Uno Administracion SA de CV	1,359,500	1,957,800
Gruma S.A.B. de CV Series B	133,300	1,725,385
Grupo Comercial Chedraui S.A.B. de CV	651,000	1,599,753
Grupo GICSA SA de CV (b)	964,000	472,231
Industrias Penoles SA de CV	169,350	2,871,392
Qualitas Controladora S.A.B. de CV	388,100	1,039,292

TOTAL MEXICO		10,606,709

Netherlands - 1.9%
VEON Ltd. sponsored ADR	198,100	600,243
Yandex NV Series A (b)	181,500	6,526,738

TOTAL NETHERLANDS		7,126,981

Pakistan - 0.4%
Habib Bank Ltd.	677,900	971,994
Hub Power Co. Ltd.	731,500	566,300

TOTAL PAKISTAN		1,538,294

Panama - 0.7%
Copa Holdings SA Class A	28,600	2,783,924
Peru - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	215,200	2,956,848
Philippines - 1.8%
Metro Pacific Investments Corp.	30,103,300	2,674,461
Metropolitan Bank & Trust Co.	734,928	1,021,677
Philippine Seven Corp.	608,200	1,319,306
Pilipinas Shell Petroleum Corp.	854,540	907,490
Robinsons Land Corp.	2,701,008	997,562

TOTAL PHILIPPINES		6,920,496

Russia - 1.0%
Bank St. Petersburg PJSC (b)	1,478,500	1,172,647
LSR Group OJSC	129,264	1,601,478
PhosAgro OJSC GDR (Reg. S)	92,900	1,223,493

TOTAL RUSSIA		3,997,618

Singapore - 0.7%
First Resources Ltd.	1,689,600	1,998,205
Yoma Strategic Holdings Ltd.	2,457,700	667,976

TOTAL SINGAPORE		2,666,181

South Africa - 6.3%
Barclays Africa Group Ltd.	75,156	981,095
Bidvest Group Ltd.	239,700	3,409,593
Discovery Ltd.	58,900	760,433
Imperial Holdings Ltd.	274,100	4,442,012
Mr Price Group Ltd.	181,000	3,232,226
Nampak Ltd. (b)	1,672,738	1,909,341
Old Mutual Ltd. (b)	416,200	953,301
Pick 'n Pay Stores Ltd.	320,300	1,811,972
Redefine Properties Ltd.	2,526,900	2,039,943
Reunert Ltd.	371,400	2,301,594
Sanlam Ltd.	152,600	884,715
Tiger Brands Ltd.	53,000	1,408,772

TOTAL SOUTH AFRICA		24,134,997

Sri Lanka - 0.4%
Dialog Axiata PLC	7,841,111	697,424
Hatton National Bank PLC	640,233	907,916

TOTAL SRI LANKA		1,605,340

Taiwan - 7.8%
Advantech Co. Ltd.	95,693	633,656
ASPEED Tech, Inc.	18,000	476,767
Chipbond Technology Corp.	450,000	968,248
Chroma ATE, Inc.	298,000	1,680,946
Cleanaway Co. Ltd.	344,000	2,086,655
CTCI Corp.	1,397,000	2,094,518
Delta Electronics, Inc.	88,000	306,465
E Ink Holdings, Inc.	567,000	727,731
eMemory Technology, Inc.	42,000	451,849
Genius Electronic Optical Co. Ltd.	43,000	679,850
Global Unichip Corp.	61,000	661,244
Inventec Corp.	1,442,000	1,152,902
LandMark Optoelectronics Corp.	110,000	980,184
Largan Precision Co. Ltd.	4,080	687,093
Lealea Enterprise Co. Ltd.	3,222,000	1,048,327
PChome Online, Inc.	107,000	477,600
Sino-American Silicon Products, Inc.	137,000	470,390
Sporton International, Inc.	130,290	613,510
St.Shine Optical Co. Ltd.	117,000	2,574,834
Taiwan Fertilizer Co. Ltd.	2,043,000	2,872,666
TCI Co. Ltd.	225,851	4,283,496
United Microelectronics Corp.	2,333,000	1,337,505
Vanguard International Semiconductor Corp.	592,000	1,509,957
Win Semiconductors Corp.	175,000	846,931
Wiwynn Corp.	42,627	512,957

TOTAL TAIWAN		30,136,281

Thailand - 2.7%
Bangkok Bank PCL (For. Reg.)	137,400	859,008
Com7 PCL	3,515,200	1,912,387
PTT Global Chemical PCL (For. Reg.)	734,000	1,803,562
Siam Cement PCL (For. Reg.)	240,600	3,254,283
Star Petroleum Refining PCL	5,425,900	2,381,068

TOTAL THAILAND		10,210,308

Turkey - 2.0%
Aksa Akrilik Kimya Sanayii	560,300	1,330,933
Aselsan A/S	401,200	2,210,652
Bim Birlesik Magazalar A/S JSC	126,800	1,822,645
Tupras Turkiye Petrol Rafinerileri A/S	101,828	2,224,483

TOTAL TURKEY		7,588,713

United Arab Emirates - 0.7%
Aldar Properties PJSC	2,589,410	1,431,061
Emaar Properties PJSC	816,567	1,173,781

TOTAL UNITED ARAB EMIRATES		2,604,842

United Kingdom - 2.2%
Bank of Georgia Group PLC	27,240	652,579
Contemporary Amperex Technology Co. Ltd. (UBS Bank Warrant Program) Class A warrants 6/24/19 (b)(c)	39,900	422,972
NMC Health PLC	86,800	4,324,758
Samba Financial Group (HSBC Bank Warrant Program) warrants 5/6/20 (b)(c)	140,000	1,183,372
TBC Bank Group PLC	45,253	1,044,196
Tonghua Dongbao Pharmaceutical Co. Ltd. (UBS Bank Warrant Program) Class A warrants 3/26/19 (b)	285,190	912,163

TOTAL UNITED KINGDOM		8,540,040

United States of America - 1.1%
MercadoLibre, Inc.	12,000	4,114,920
Uxin Ltd. ADR (b)	36,820	226,811

TOTAL UNITED STATES OF AMERICA		4,341,731

Vietnam - 0.1%
FTP Corp.	217,196	399,261
TOTAL COMMON STOCKS
(Cost $355,487,478)		368,837,158

Nonconvertible Preferred Stocks - 3.2%
Brazil - 2.1%
Banco ABC Brasil SA	315,452	1,304,403
Bradespar SA (PN)	236,600	2,053,773
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (a)	384,060	2,089,286
Metalurgica Gerdau SA (PN)	1,023,700	2,097,422
TIM Participacoes SA sponsored ADR	29,160	478,807

TOTAL BRAZIL		8,023,691

Korea (South) - 0.7%
Hyundai Motor Co. Series 2	24,966	1,966,392
Samsung Fire & Marine Insurance Co. Ltd.	5,178	860,311

TOTAL KOREA (SOUTH)		2,826,703

Russia - 0.4%
Sberbank of Russia	530,300	1,548,448
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,754,814)		12,398,842
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.81% 8/2/18 (Cost $89,996)	90,000	89,996
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.96% (d)	3,159,735	3,160,367
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	3,189,852	3,190,171
TOTAL MONEY MARKET FUNDS
(Cost $6,350,378)		6,350,538
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $375,682,666)		387,676,534
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,963,168)
NET ASSETS - 100%		$384,713,366

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,166,889 or 2.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244,196
Fidelity Securities Lending Cash Central Fund	106,219
Total	$350,415

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$61,137,276	$61,137,276	$--	$--
Consumer Staples	31,880,404	31,880,404	--	--
Energy	11,992,727	11,992,727	--	--
Financials	48,272,320	45,742,966	2,529,354	--
Health Care	31,973,429	31,973,429	--	--
Industrials	50,907,905	50,907,905	--	--
Information Technology	56,078,189	54,740,684	1,337,505	--
Materials	47,255,973	47,255,973	--	--
Real Estate	26,175,910	26,175,910	--	--
Telecommunication Services	3,084,343	3,084,343	--	--
Utilities	12,477,524	12,477,524	--	--
Government Obligations	89,996	--	89,996	--
Money Market Funds	6,350,538	6,350,538	--	--
Total Investments in Securities:	$387,676,534	$383,719,679	$3,956,855	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2018

GED-QTLY-0918
1.938167.106

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Australia - 0.0%
Inghams Group Ltd.		11,282	$30,762
Bailiwick of Jersey - 1.3%
Shire PLC		4,500	256,294
Wolseley PLC		6,027	475,435
WPP PLC		15,500	242,451

TOTAL BAILIWICK OF JERSEY			974,180

Belgium - 1.3%
Anheuser-Busch InBev SA NV		5,000	508,820
KBC Groep NV		6,145	472,529

TOTAL BELGIUM			981,349

Bermuda - 0.7%
Hiscox Ltd.		12,200	255,890
IHS Markit Ltd. (a)		5,000	265,150

TOTAL BERMUDA			521,040

Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		8,300	381,232
Constellation Software, Inc.		1,300	942,414
Fairfax Financial Holdings Ltd. (sub. vtg.)		541	305,673
Imperial Oil Ltd.		17,300	592,470
Suncor Energy, Inc.		27,900	1,174,895

TOTAL CANADA			3,396,684

Cayman Islands - 0.7%
Best Pacific International Holdings Ltd.		138,000	50,987
SITC International Holdings Co. Ltd.		465,000	451,430

TOTAL CAYMAN ISLANDS			502,417

China - 0.6%
Shanghai International Airport Co. Ltd. (A Shares)		46,668	412,858
Zhengzhou Yutong Bus Co. Ltd.		11,600	28,605

TOTAL CHINA			441,463

France - 1.5%
Compagnie de St. Gobain		8,500	378,446
Edenred SA		3,087	121,541
Maisons du Monde SA (b)		5,400	165,187
VINCI SA		4,700	472,651

TOTAL FRANCE			1,137,825

Germany - 3.0%
adidas AG		1,781	393,926
Deutsche Post AG		8,809	311,183
Deutsche Telekom AG		11,000	181,886
Hannover Reuck SE		1,500	199,959
Linde AG		2,000	493,700
SAP SE		5,519	642,334

TOTAL GERMANY			2,222,988

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.		70,500	392,512
India - 0.2%
HDFC Asset Management Co. Ltd. (a)		79	1,269
HDFC Bank Ltd. sponsored ADR		1,800	186,012

TOTAL INDIA			187,281

Ireland - 1.7%
Accenture PLC Class A		4,640	739,291
Greencore Group PLC		35,600	82,847
Johnson Controls International PLC		4,000	150,040
Paddy Power Betfair PLC (Ireland)		2,700	294,413

TOTAL IRELAND			1,266,591

Isle of Man - 0.4%
Playtech Ltd.		38,858	274,294
Italy - 0.3%
Prada SpA		52,700	250,775
Japan - 6.9%
A/S One Corp.		4,000	279,390
Aucnet, Inc.		9,500	141,886
Broadleaf Co. Ltd.		40,600	245,455
Daiichikosho Co. Ltd.		22,900	1,085,454
Hoya Corp.		15,100	904,798
Inaba Denki Sangyo Co. Ltd.		8,000	337,343
Japan Meat Co. Ltd.		18,600	350,824
Mitani Shoji Co. Ltd.		1,900	88,360
Morinaga & Co. Ltd.		8,300	384,510
Nippon Telegraph & Telephone Corp.		13,100	605,922
Sony Corp.		8,400	451,474
Tsuruha Holdings, Inc.		2,700	331,780

TOTAL JAPAN			5,207,196

Kenya - 0.5%
Safaricom Ltd.		1,382,200	385,282
Luxembourg - 0.7%
B&M European Value Retail S.A.		78,956	427,696
Samsonite International SA		20,100	76,056

TOTAL LUXEMBOURG			503,752

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit		351,600	469,454
Netherlands - 2.8%
Koninklijke Philips Electronics NV		6,196	272,002
LyondellBasell Industries NV Class A		5,900	653,661
Unilever NV (Certificaten Van Aandelen) (Bearer)		20,079	1,158,377

TOTAL NETHERLANDS			2,084,040

Norway - 0.8%
Equinor ASA		21,463	569,950
Panama - 0.4%
Carnival Corp.		5,000	296,200
Spain - 1.3%
Amadeus IT Holding SA Class A		4,500	384,131
CaixaBank SA		50,000	230,044
Prosegur Cash SA (b)		127,800	343,719

TOTAL SPAIN			957,894

Sweden - 1.0%
Essity AB Class B		15,000	375,130
HEXPOL AB (B Shares)		9,300	99,949
Loomis AB (B Shares)		8,500	266,611

TOTAL SWEDEN			741,690

Switzerland - 4.3%
Banque Cantonale Vaudoise		470	351,735
Chubb Ltd.		3,600	502,992
Nestle SA (Reg. S)		15,345	1,250,515
Roche Holding AG (participation certificate)		3,000	736,940
Swatch Group AG (Bearer)		870	390,914

TOTAL SWITZERLAND			3,233,096

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.		94,000	752,408
Thailand - 0.3%
Star Petroleum Refining PCL		571,800	250,925
United Kingdom - 10.9%
AstraZeneca PLC sponsored ADR		14,200	555,646
British American Tobacco PLC (United Kingdom)		31,978	1,757,905
Bunzl PLC		8,500	252,699
Cineworld Group PLC		75,000	266,776
Compass Group PLC		15,500	333,548
Conviviality PLC (c)		62,820	1
GlaxoSmithKline PLC		27,653	574,360
Hastings Group Holdings PLC (b)		71,432	233,458
Hilton Food Group PLC		58,600	735,312
Imperial Tobacco Group PLC		11,756	450,874
Melrose Industries PLC		63,154	178,966
Micro Focus International PLC		54,158	883,720
Moneysupermarket.com Group PLC		92,244	380,296
Reckitt Benckiser Group PLC		2,600	231,792
Rolls-Royce Holdings PLC		5,700	74,109
St. James's Place Capital PLC		25,521	403,813
Standard Life PLC		84,372	345,849
Victrex PLC		7,300	302,204
Vodafone Group PLC		111,200	271,657

TOTAL UNITED KINGDOM			8,232,985

United States of America - 45.3%
Altria Group, Inc.		11,100	651,348
American Tower Corp.		8,760	1,298,582
AMETEK, Inc.		11,200	871,360
Amgen, Inc.		6,620	1,301,161
Apple, Inc.		11,650	2,216,880
Ball Corp.		5,400	210,438
Bank of America Corp.		49,080	1,515,590
Becton, Dickinson & Co.		2,900	726,073
Bluegreen Vacations Corp. (d)		16,100	413,931
Bristol-Myers Squibb Co.		6,100	358,375
Capital One Financial Corp.		9,100	858,312
Cedar Fair LP (depositary unit)		4,100	234,274
Charter Communications, Inc. Class A (a)		1,200	365,496
Chevron Corp.		11,065	1,397,178
Citigroup, Inc.		15,700	1,128,673
Comcast Corp. Class A		14,700	525,966
ConocoPhillips Co.		16,500	1,190,805
Danaher Corp.		4,900	502,642
Diamond Hill Investment Group, Inc.		1,000	191,740
DowDuPont, Inc.		10,640	731,713
Enterprise Products Partners LP		2,900	84,100
Exxon Mobil Corp.		9,630	784,941
Fortive Corp.		4,200	344,736
General Electric Co.		25,000	340,750
Interpublic Group of Companies, Inc.		10,700	241,285
Johnson & Johnson		7,600	1,007,152
JPMorgan Chase & Co.		14,730	1,693,214
Keurig Dr. Pepper, Inc.		4,841	116,232
Lowe's Companies, Inc.		3,700	367,558
Microsoft Corp.		20,664	2,192,037
MSCI, Inc.		2,400	398,856
Packaging Corp. of America		1,800	203,220
PepsiCo, Inc.		6,300	724,500
Philip Morris International, Inc.		3,100	267,530
Phillips 66 Co.		3,500	431,690
Qualcomm, Inc.		15,900	1,019,031
S&P Global, Inc.		2,140	428,942
SunTrust Banks, Inc.		12,400	893,668
The Coca-Cola Co.		16,400	764,732
The J.M. Smucker Co.		3,500	388,920
U.S. Bancorp		17,580	931,916
UnitedHealth Group, Inc.		3,100	784,982
Valero Energy Corp.		3,900	461,565
Verizon Communications, Inc.		22,600	1,167,064
Wells Fargo & Co.		22,657	1,298,020

TOTAL UNITED STATES OF AMERICA			34,027,178

TOTAL COMMON STOCKS
(Cost $55,010,291)			70,292,211

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itau Unibanco Holding SA		27,200	326,113
Spain - 0.5%
Grifols SA Class B		18,900	395,817
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $679,637)			721,930
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(f)(g)	CAD
(Cost $2,060)		CAD 2,400	2,327
		Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.96% (h)		4,234,342	4,235,189
Fidelity Securities Lending Cash Central Fund 1.97% (h)(i)		313,046	313,077
TOTAL MONEY MARKET FUNDS
(Cost $4,548,266)			4,548,266
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $60,240,254)			75,564,734
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(405,230)
NET ASSETS - 100%			$75,159,504

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $742,364 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,532
Fidelity Securities Lending Cash Central Fund	5,162
Total	$37,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,541,173	$6,847,248	$693,925	$--
Consumer Staples	10,943,943	6,036,533	4,907,409	1
Energy	6,938,519	6,938,519	--	--
Financials	13,497,986	13,266,673	231,313	--
Health Care	8,655,632	6,420,219	2,235,413	--
Industrials	5,822,273	5,436,981	385,292	--
Information Technology	10,539,883	8,261,421	2,278,462	--
Materials	2,694,885	2,694,885	--	--
Real Estate	1,298,582	1,298,582	--	--
Telecommunication Services	3,081,265	2,021,800	1,059,465	--
Corporate Bonds	2,327	--	2,327	--
Money Market Funds	4,548,266	4,548,266	--	--
Total Investments in Securities:	$75,564,734	$63,771,127	$11,793,606	$1

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,140,640
Level 2 to Level 1	$4,884,693

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

July 31, 2018

IVFK6-QTLY-0918
1.9883988.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.9%
Aristocrat Leisure Ltd.	89,039	$2,130,079
CSL Ltd.	20,425	2,983,508
realestate.com.au Ltd.	28,845	1,860,158

TOTAL AUSTRALIA		6,973,745

Bailiwick of Jersey - 1.1%
Experian PLC	85,100	2,093,221
Wolseley PLC	26,380	2,080,967

TOTAL BAILIWICK OF JERSEY		4,174,188

Belgium - 1.2%
KBC Groep NV	28,669	2,204,545
Umicore SA	36,442	2,130,673

TOTAL BELGIUM		4,335,218

Bermuda - 0.9%
Credicorp Ltd. (United States)	6,087	1,392,523
Hiscox Ltd.	96,562	2,025,344

TOTAL BERMUDA		3,417,867

Canada - 3.1%
Canadian National Railway Co.	34,229	3,055,442
Canadian Pacific Railway Ltd.	11,956	2,371,072
CCL Industries, Inc. Class B	39,265	1,992,151
Constellation Software, Inc.	2,924	2,119,706
Waste Connection, Inc. (Canada)	25,343	1,966,111

TOTAL CANADA		11,504,482

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,146	5,644,236
New Oriental Education & Technology Group, Inc. sponsored ADR	24,283	2,089,309
Sands China Ltd.	393,600	2,025,906
Shenzhou International Group Holdings Ltd.	167,000	2,047,859
Sunny Optical Technology Group Co. Ltd.	112,300	1,852,817
TAL Education Group ADR (a)	64,000	2,047,360
Tencent Holdings Ltd.	138,700	6,312,852

TOTAL CAYMAN ISLANDS		22,020,339

China - 4.7%
China International Travel Service Corp. Ltd. (A Shares)	174,085	1,794,588
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	365,473	1,855,073
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	99,000	1,865,142
Kweichow Moutai Co. Ltd. (A Shares)	17,733	1,890,874
Midea Group Co. Ltd. Class A	278,400	1,945,576
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	296,500	2,750,040
Shanghai International Airport Co. Ltd. (A Shares)	209,133	1,850,140
Shenzhen Inovance Technology Co. Ltd. Class A	451,203	1,767,670
Yunnan Baiyao Group Co. Ltd.	123,500	1,805,721

TOTAL CHINA		17,524,824

Denmark - 1.2%
DONG Energy A/S (b)	34,200	2,109,140
DSV de Sammensluttede Vognmaend A/S	26,300	2,205,510

TOTAL DENMARK		4,314,650

Finland - 0.6%
Neste Oyj	26,500	2,188,357
France - 9.2%
Aeroports de Paris	9,058	2,027,304
Air Liquide SA	22,200	2,838,362
Eiffage SA	17,854	1,998,401
Hermes International SCA	3,559	2,253,986
Kering SA	4,742	2,528,546
L'Oreal SA	11,900	2,915,248
Legrand SA	29,234	2,148,171
LVMH Moet Hennessy - Louis Vuitton SA	10,294	3,587,336
Orpea	13,278	1,826,708
Pernod Ricard SA	14,915	2,405,966
Safran SA	20,700	2,566,998
SR Teleperformance SA	11,101	2,035,414
Thales SA	15,367	2,020,659
VINCI SA	27,372	2,752,641

TOTAL FRANCE		33,905,740

Germany - 8.2%
adidas AG	11,462	2,535,194
Allianz SE	16,583	3,669,066
CTS Eventim AG	38,784	1,828,595
Deutsche Borse AG	17,700	2,332,620
Deutsche Wohnen AG (Bearer)	45,043	2,194,275
Hannover Reuck SE	15,800	2,106,233
Infineon Technologies AG	90,700	2,401,988
Linde AG	11,100	2,740,033
SAP SE	32,984	3,838,877
Symrise AG	22,808	2,061,099
Vonovia SE	47,000	2,275,871
Wirecard AG	12,161	2,271,719

TOTAL GERMANY		30,255,570

Hong Kong - 2.7%
AIA Group Ltd.	434,000	3,787,592
CSPC Pharmaceutical Group Ltd.	756,000	1,974,506
Galaxy Entertainment Group Ltd.	279,000	2,241,157
Techtronic Industries Co. Ltd.	361,000	2,009,887

TOTAL HONG KONG		10,013,142

India - 6.5%
Adani Ports & Special Economic Zone Ltd.	368,888	2,154,002
Asian Paints Ltd.	100,122	2,122,657
Eicher Motors Ltd.	4,610	1,871,915
Godrej Consumer Products Ltd.	112,372	2,161,593
HDFC Bank Ltd.	24,257	767,317
HDFC Bank Ltd. sponsored ADR	10,810	1,117,105
Housing Development Finance Corp. Ltd.	94,073	2,741,185
IndusInd Bank Ltd.	66,608	1,941,177
Kotak Mahindra Bank Ltd.	99,345	1,896,421
Maruti Suzuki India Ltd.	16,293	2,265,824
Reliance Industries Ltd.	174,985	3,031,437
Titan Co. Ltd.	160,600	2,140,278

TOTAL INDIA		24,210,911

Indonesia - 0.6%
PT Bank Central Asia Tbk	1,409,500	2,275,042
Ireland - 2.1%
Accenture PLC Class A	12,125	1,931,876
DCC PLC (United Kingdom)	21,388	1,979,134
Kerry Group PLC Class A	20,700	2,195,443
Kingspan Group PLC (Ireland)	38,800	1,802,127

TOTAL IRELAND		7,908,580

Italy - 0.5%
FinecoBank SpA	154,340	1,813,799
Japan - 8.8%
Daikin Industries Ltd.	20,226	2,417,613
Kao Corp.	32,818	2,397,420
Keyence Corp.	5,332	2,809,177
Kose Corp.	9,900	1,893,851
Misumi Group, Inc.	79,800	2,028,275
Nidec Corp.	16,200	2,344,194
Nihon M&A Center, Inc.	77,600	2,065,354
Nissan Chemical Corp.	43,700	1,959,141
Nitori Holdings Co. Ltd.	13,800	2,081,447
OBIC Co. Ltd.	2,400	205,625
Recruit Holdings Co. Ltd.	83,812	2,296,572
Relo Group, Inc.	73,730	1,994,663
Shiseido Co. Ltd.	31,600	2,327,988
Start Today Co. Ltd.	49,300	1,977,467
Tsuruha Holdings, Inc.	15,405	1,892,990
Unicharm Corp.	63,100	1,917,012

TOTAL JAPAN		32,608,789

Kenya - 0.5%
Safaricom Ltd.	6,494,100	1,810,202
Korea (South) - 0.5%
LG Household & Health Care Ltd.	1,821	1,978,868
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	111,940	1,991,559
Netherlands - 4.5%
ASML Holding NV (Netherlands)	16,120	3,452,395
Ferrari NV	15,500	2,062,616
Heineken NV (Bearer)	24,800	2,509,650
Interxion Holding N.V. (a)	29,167	1,892,355
RELX NV	118,511	2,577,460
Wolters Kluwer NV	36,100	2,176,530
Yandex NV Series A (a)	52,400	1,884,304

TOTAL NETHERLANDS		16,555,310

Philippines - 0.6%
SM Prime Holdings, Inc.	3,099,600	2,207,109
South Africa - 2.1%
Capitec Bank Holdings Ltd.	26,203	1,893,521
FirstRand Ltd.	430,400	2,264,197
Naspers Ltd. Class N	15,101	3,718,051

TOTAL SOUTH AFRICA		7,875,769

Spain - 0.7%
Amadeus IT Holding SA Class A	30,524	2,605,606
Sweden - 1.8%
Alfa Laval AB	71,600	1,968,136
Atlas Copco AB (A Shares)	85,000	2,434,109
Hexagon AB (B Shares)	38,259	2,333,060

TOTAL SWEDEN		6,735,305

Switzerland - 4.0%
Geberit AG (Reg.)	4,820	2,150,173
Givaudan SA	929	2,179,535
Lonza Group AG	7,846	2,419,213
Partners Group Holding AG	2,698	2,050,442
Schindler Holding AG (participation certificate)	8,500	1,981,316
SGS SA (Reg.)	764	1,995,358
Sika AG	15,497	2,205,249

TOTAL SWITZERLAND		14,981,286

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	128,125	5,280,031
United Kingdom - 9.4%
Ashtead Group PLC	70,200	2,157,021
Beazley PLC	274,000	2,017,573
Bunzl PLC	65,589	1,949,912
Compass Group PLC	113,379	2,439,832
Croda International PLC	31,000	2,091,417
Diageo PLC	89,572	3,286,173
Halma PLC	104,405	1,928,108
Hargreaves Lansdown PLC	76,300	2,079,063
InterContinental Hotel Group PLC	33,096	2,044,728
Intertek Group PLC	26,221	2,023,683
London Stock Exchange Group PLC	37,247	2,149,630
NMC Health PLC	40,100	1,997,958
Prudential PLC	123,408	2,911,632
Rentokil Initial PLC	418,690	1,864,628
Rightmove PLC	28,399	1,815,670
St. James's Place Capital PLC	129,954	2,056,235

TOTAL UNITED KINGDOM		34,813,263

United States of America - 12.9%
A.O. Smith Corp.	33,057	1,967,883
Adobe Systems, Inc. (a)	7,751	1,896,515
Alphabet, Inc. Class A (a)	1,561	1,915,690
Amazon.com, Inc. (a)	1,100	1,955,184
Amphenol Corp. Class A	19,988	1,869,078
Estee Lauder Companies, Inc. Class A	14,100	1,902,654
FleetCor Technologies, Inc. (a)	8,800	1,909,600
Global Payments, Inc.	16,596	1,868,212
HEICO Corp. Class A	29,535	1,912,391
Hilton Worldwide Holdings, Inc.	24,594	1,934,564
Marriott International, Inc. Class A	14,900	1,904,816
Marsh & McLennan Companies, Inc.	21,500	1,792,240
MasterCard, Inc. Class A	9,680	1,916,640
Microsoft Corp.	18,400	1,951,872
Moody's Corp.	11,119	1,902,683
MSCI, Inc.	11,059	1,837,895
Northrop Grumman Corp.	6,600	1,983,234
NVIDIA Corp.	7,600	1,860,936
S&P Global, Inc.	9,338	1,871,709
Sherwin-Williams Co.	4,310	1,899,546
SS&C Technologies Holdings, Inc.	2,600	137,982
The Booking Holdings, Inc. (a)	936	1,898,882
Thermo Fisher Scientific, Inc.	8,000	1,876,240
TransDigm Group, Inc.	5,300	1,990,362
UnitedHealth Group, Inc.	7,200	1,823,184
Visa, Inc. Class A	13,927	1,904,378

TOTAL UNITED STATES OF AMERICA		47,684,370

TOTAL COMMON STOCKS
(Cost $344,613,653)		363,963,921

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $2,564,738)	209,792	2,515,406

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $6,338,443)	6,337,175	6,338,443
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $353,516,834)		372,817,770
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,346,396)
NET ASSETS - 100%		$370,471,374

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,109,140 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,281
Fidelity Securities Lending Cash Central Fund	15,255
Total	$61,536

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$57,489,067	$53,901,731	$3,587,336	$--
Consumer Staples	33,540,872	25,529,291	8,011,581	--
Energy	5,219,794	5,219,794	--	--
Financials	60,162,235	50,481,600	9,680,635	--
Health Care	16,707,038	16,707,038	--	--
Industrials	85,022,662	77,731,017	7,291,645	--
Information Technology	71,526,536	55,520,424	16,006,112	--
Materials	24,219,863	19,422,360	4,797,503	--
Real Estate	8,671,918	8,671,918	--	--
Telecommunication Services	1,810,202	1,810,202	--	--
Utilities	2,109,140	2,109,140	--	--
Money Market Funds	6,338,443	6,338,443	--	--
Total Investments in Securities:	$372,817,770	$323,442,958	$49,374,812	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,357,648
Level 2 to Level 1	$7,607,167

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

July 31, 2018

DIFK6-QTLY-0918
1.9883984.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 1.1%
Amcor Ltd.	589,809	$6,603,653
Bapcor Ltd.	84,874	440,139
CSL Ltd.	68,167	9,957,249
Magellan Financial Group Ltd.	348,752	6,394,719

TOTAL AUSTRALIA		23,395,760

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC	1,533,877	6,734,456
Shire PLC	245,913	14,005,770
Wolseley PLC	264,591	20,872,064

TOTAL BAILIWICK OF JERSEY		41,612,290

Belgium - 1.1%
KBC Groep NV	253,075	19,460,571
Umicore SA	59,522	3,480,103

TOTAL BELGIUM		22,940,674

Bermuda - 1.2%
Credicorp Ltd. (United States)	40,693	9,309,338
Hiscox Ltd.	474,735	9,957,352
IHS Markit Ltd. (a)	137,560	7,294,807

TOTAL BERMUDA		26,561,497

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	472,417	21,698,824
CCL Industries, Inc. Class B	42,882	2,175,664
Cenovus Energy, Inc.	1,207,831	12,116,842
Constellation Software, Inc.	8,050	5,835,716
Fairfax India Holdings Corp. (a)(b)	547,264	8,810,950
PrairieSky Royalty Ltd.	88,375	1,676,669
Suncor Energy, Inc.	611,226	25,739,294

TOTAL CANADA		78,053,959

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	60,070	11,246,906
Ascletis Pharma, Inc. (a)	1,518,000	2,707,589
ENN Energy Holdings Ltd.	370,877	3,773,008
NetEase, Inc. ADR	18,447	4,759,326
Shenzhou International Group Holdings Ltd.	90,000	1,103,637
Zai Lab Ltd. ADR	66,028	1,447,334
ZTO Express (Cayman), Inc. sponsored ADR	61,700	1,223,511

TOTAL CAYMAN ISLANDS		26,261,311

China - 0.9%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	181,125	1,831,004
Kweichow Moutai Co. Ltd. (A Shares)	52,577	5,606,299
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	471,602	4,374,112
Shanghai International Airport Co. Ltd. (A Shares)	582,647	5,154,511
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	601,909	1,925,169

TOTAL CHINA		18,891,095

Curacao - 0.3%
Schlumberger Ltd.	93,879	6,338,710
Denmark - 0.4%
Netcompany Group A/S	70,400	2,560,783
NNIT A/S (b)	39,805	1,033,142
Novozymes A/S Series B	106,831	5,624,405
SimCorp A/S	3,131	267,281

TOTAL DENMARK		9,485,611

Finland - 0.4%
Sampo Oyj (A Shares)	166,237	8,448,156
France - 7.4%
Aeroports de Paris	34,062	7,623,539
Amundi SA (b)	214,275	14,793,208
BNP Paribas SA	281,337	18,314,396
Capgemini SA	107,848	13,847,104
Compagnie de St. Gobain	49,404	2,199,614
Danone SA	28,425	2,231,712
Eiffage SA	37,699	4,219,656
Elis SA	297,377	6,836,525
Kering SA	12,894	6,875,385
LVMH Moet Hennessy - Louis Vuitton SA	62,243	21,690,944
Maisons du Monde SA (b)	73,716	2,254,987
Sanofi SA	272,585	23,713,889
Societe Generale Series A	218,693	9,753,265
SR Teleperformance SA	26,523	4,863,100
Thales SA	49,006	6,443,966
VINCI SA	143,683	14,449,352

TOTAL FRANCE		160,110,642

Germany - 7.2%
adidas AG	53,476	11,827,958
Allianz SE	10,075	2,229,141
Aumann AG (b)(c)	39,435	2,752,965
Axel Springer Verlag AG	84,826	6,338,323
Bayer AG	176,561	19,656,037
Deutsche Borse AG	39,274	5,175,781
Deutsche Post AG	293,049	10,352,131
Fresenius SE & Co. KGaA	197,638	15,257,750
Hannover Reuck SE	47,533	6,336,429
Linde AG	64,420	15,902,063
Merck KGaA	11,032	1,133,676
Morphosys AG (a)	14,700	1,932,094
Morphosys AG sponsored ADR	88,700	2,899,603
Puma AG	1,140	571,882
Rational AG	3,488	2,390,114
SAP SE	234,136	27,250,158
Scout24 AG (b)	88,400	4,599,989
Symrise AG	102,322	9,246,570
Vonovia SE	129,446	6,268,136
Wirecard AG	12,445	2,324,772

TOTAL GERMANY		154,445,572

Hong Kong - 1.9%
AIA Group Ltd.	3,046,046	26,583,364
BOC Hong Kong (Holdings) Ltd.	1,151,743	5,575,991
Techtronic Industries Co. Ltd.	1,413,093	7,867,470

TOTAL HONG KONG		40,026,825

India - 3.6%
Adani Ports & Special Economic Zone Ltd.	640,348	3,739,105
Axis Bank Ltd.	543,679	4,371,033
Future Retail Ltd.	61,660	481,499
Godrej Consumer Products Ltd.	90,391	1,738,766
HDFC Asset Management Co. Ltd. (a)	1,697	27,267
HDFC Bank Ltd.	696,930	22,045,863
Housing Development Finance Corp. Ltd.	719,763	20,973,112
Kajaria Ceramics Ltd.	141,764	919,209
Kotak Mahindra Bank Ltd.	259,158	4,947,132
LIC Housing Finance Ltd.	338,058	2,612,468
Motherson Sumi Systems Ltd.	204,278	961,115
Reliance Industries Ltd.	896,779	15,535,786

TOTAL INDIA		78,352,355

Indonesia - 0.8%
PT Bank Central Asia Tbk	5,456,512	8,807,234
PT Bank Rakyat Indonesia Tbk	39,148,075	8,334,576

TOTAL INDONESIA		17,141,810

Ireland - 2.9%
Allergan PLC	15,114	2,782,336
CRH PLC	291,750	9,966,065
DCC PLC (United Kingdom)	69,984	6,475,954
Kerry Group PLC Class A	111,331	11,807,771
Kingspan Group PLC (Ireland)	225,209	10,460,188
Paddy Power Betfair PLC (Ireland)	20,107	2,192,505
Ryanair Holdings PLC sponsored ADR (a)	178,692	18,834,137

TOTAL IRELAND		62,518,956

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	91,561	10,316,178
Frutarom Industries Ltd.	15,841	1,599,112

TOTAL ISRAEL		11,915,290

Italy - 0.7%
Intesa Sanpaolo SpA	3,427,650	10,504,510
Prada SpA	1,134,591	5,398,994

TOTAL ITALY		15,903,504

Japan - 17.0%
Bandai Namco Holdings, Inc.	79,754	3,184,739
Daikin Industries Ltd.	122,871	14,686,767
East Japan Railway Co.	58,722	5,492,395
GMO Internet, Inc.	109,899	2,330,372
Hoya Corp.	405,430	24,293,529
Itochu Corp.	191,436	3,399,214
Kao Corp.	146,777	10,722,353
Keyence Corp.	50,498	26,604,992
Mercari, Inc. (a)	9,400	395,958
Minebea Mitsumi, Inc.	889,940	15,971,864
Misumi Group, Inc.	241,426	6,136,321
Mitsubishi UFJ Financial Group, Inc.	3,138,682	19,261,671
Morinaga & Co. Ltd.	121,320	5,620,334
Nabtesco Corp.	84,655	2,615,776
Nidec Corp.	85,430	12,362,003
Nintendo Co. Ltd.	5,100	1,724,754
Nissan Chemical Corp.	46,953	2,104,978
Nitori Holdings Co. Ltd.	106,827	16,112,662
Olympus Corp.	164,090	6,661,527
ORIX Corp.	1,495,699	24,211,557
Outsourcing, Inc.	170,478	3,663,718
PALTAC Corp.	75,151	3,965,397
Panasonic Corp.	457,235	5,875,064
Recruit Holdings Co. Ltd.	691,824	18,956,996
Renesas Electronics Corp. (a)	934,753	8,326,378
Seria Co. Ltd.	39,077	1,796,322
Shin-Etsu Chemical Co. Ltd.	77,603	7,850,445
Shiseido Co. Ltd.	67,818	4,996,187
SMC Corp.	26,727	8,958,798
SoftBank Corp.	190,918	15,945,895
Sony Corp.	354,212	19,037,778
Start Today Co. Ltd.	257,295	10,320,333
Subaru Corp.	153,688	4,491,597
Sundrug Co. Ltd.	85,772	3,428,886
Suzuki Motor Corp.	164,089	9,651,374
Temp Holdings Co., Ltd.	133,457	2,905,105
Tsubaki Nakashima Co. Ltd.	72,710	1,717,364
Tsuruha Holdings, Inc.	145,403	17,867,345
Welcia Holdings Co. Ltd.	249,449	12,649,249

TOTAL JAPAN		366,297,997

Korea (South) - 0.3%
Cafe24 Corp. (a)	13,944	2,003,682
LG Chemical Ltd.	16,037	5,401,021

TOTAL KOREA (SOUTH)		7,404,703

Liberia - 0.1%
Royal Caribbean Cruises Ltd.	10,700	1,206,532
Luxembourg - 0.8%
B&M European Value Retail S.A.	2,740,644	14,845,778
Samsonite International SA	832,437	3,149,856

TOTAL LUXEMBOURG		17,995,634

Netherlands - 5.6%
Adyen BV (b)	5,807	3,710,283
ASML Holding NV	100,989	21,611,646
ING Groep NV (Certificaten Van Aandelen)	889,464	13,597,025
Koninklijke Philips Electronics NV	316,992	13,915,808
LyondellBasell Industries NV Class A	66,378	7,354,019
Philips Lighting NV (b)	66,719	1,850,584
RELX NV	651,947	14,178,999
Unilever NV (Certificaten Van Aandelen) (Bearer)	448,285	25,861,991
Wolters Kluwer NV	246,248	14,846,707
Yandex NV Series A (a)	107,951	3,881,918

TOTAL NETHERLANDS		120,808,980

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	608,332	5,046,158
Norway - 1.8%
Equinor ASA	1,237,989	32,874,822
Schibsted ASA (A Shares)	162,087	5,603,837

TOTAL NORWAY		38,478,659

South Africa - 0.7%
Capitec Bank Holdings Ltd.	31,176	2,252,888
Naspers Ltd. Class N	51,995	12,801,807

TOTAL SOUTH AFRICA		15,054,695

Spain - 2.2%
Aedas Homes SAU (b)	58,041	2,056,468
Amadeus IT Holding SA Class A	228,398	19,496,636
CaixaBank SA	3,090,540	14,219,198
Masmovil Ibercom SA (a)	24,097	2,724,796
Neinor Homes SLU (a)(b)	104,251	1,974,876
Prosegur Cash SA (b)	2,434,707	6,548,157

TOTAL SPAIN		47,020,131

Sweden - 2.3%
Alfa Laval AB	158,247	4,349,883
ASSA ABLOY AB (B Shares)	583,800	11,524,499
Coor Service Management Holding AB (b)	549,900	4,565,328
Essity AB Class B	174,791	4,371,291
HEXPOL AB (B Shares)	410,795	4,414,915
Indutrade AB	97,122	2,553,706
Nordea Bank AB	1,721,727	18,311,933

TOTAL SWEDEN		50,091,555

Switzerland - 4.4%
Credit Suisse Group AG	857,296	13,787,485
Julius Baer Group Ltd.	165,681	9,089,204
Lonza Group AG	29,067	8,962,435
Roche Holding AG (participation certificate)	96,785	23,774,897
Sika AG	119,160	16,956,667
Swatch Group AG (Bearer)	16,210	7,283,572
TE Connectivity Ltd.	35,243	3,297,688
UBS Group AG	682,083	11,238,887

TOTAL SWITZERLAND		94,390,835

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	453,168	18,675,053
United Microelectronics Corp.	3,623,609	2,077,409

TOTAL TAIWAN		20,752,462

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	780,306	5,277,092
United Kingdom - 15.4%
Admiral Group PLC	207,711	5,400,822
Aon PLC	30,326	4,353,297
Ascential PLC	864,250	4,764,360
Ashtead Group PLC	141,215	4,339,084
AstraZeneca PLC (United Kingdom)	308,899	23,777,895
Beazley PLC	263,800	1,942,466
BP PLC sponsored ADR	119,535	5,389,833
British American Tobacco PLC sponsored ADR	607,434	33,275,235
Bunzl PLC	401,209	11,927,646
Coca-Cola European Partners PLC	141,491	5,835,089
Compass Group PLC	577,689	12,431,438
Cranswick PLC	48,698	2,092,694
DS Smith PLC	627,071	4,148,233
Essentra PLC	237,909	1,502,631
Halma PLC	232,092	4,286,177
Hastings Group Holdings PLC (b)	1,667,077	5,448,424
Indivior PLC (a)	1,346,284	5,403,685
Informa PLC	371,772	3,852,030
ITV PLC (a)	2,166,318	4,687,346
John Wood Group PLC	544,544	4,644,388
LivaNova PLC (a)	32,985	3,632,638
Lloyds Banking Group PLC	17,762,451	14,559,496
London Stock Exchange Group PLC	241,770	13,953,229
Melrose Industries PLC	5,400,954	15,305,199
Micro Focus International PLC	530,879	8,662,590
Ocado Group PLC (a)(c)	30,333	440,338
Prudential PLC	1,459,321	34,430,543
Reckitt Benckiser Group PLC	267,614	23,857,963
Spectris PLC	212,946	6,470,478
St. James's Place Capital PLC	1,043,361	16,508,882
Standard Chartered PLC (United Kingdom)	1,033,261	9,330,702
Standard Life PLC	2,222,610	9,110,687
Tesco PLC	4,738,128	16,180,745
The Weir Group PLC	360,100	9,209,571

TOTAL UNITED KINGDOM		331,155,834

United States of America - 6.7%
Alphabet, Inc. Class C (a)	14,254	17,350,824
Amgen, Inc.	74,224	14,588,727
Becton, Dickinson & Co.	27,109	6,787,280
Boston Scientific Corp. (a)	282,313	9,488,540
Citigroup, Inc.	158,261	11,377,383
Coty, Inc. Class A	565,419	7,582,269
DowDuPont, Inc.	99,107	6,815,588
FleetCor Technologies, Inc. (a)	15,196	3,297,532
MasterCard, Inc. Class A	98,409	19,484,982
Oceaneering International, Inc.	121,091	3,313,050
Pinduoduo, Inc. ADR	93,800	2,118,942
Quintiles Transnational Holdings, Inc. (a)	39,202	4,780,292
S&P Global, Inc.	71,027	14,236,652
Valero Energy Corp.	47,374	5,606,713
Visa, Inc. Class A	133,368	18,236,740

TOTAL UNITED STATES OF AMERICA		145,065,514

TOTAL COMMON STOCKS
(Cost $2,049,625,916)		2,068,450,798

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA	75,505	9,469,293
Jungheinrich AG	65,348	2,405,534
Sartorius AG (non-vtg.)	25,516	4,147,362
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,827,061)		16,022,189

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.96% (d)	65,681,349	65,694,485
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	659,477	659,543
TOTAL MONEY MARKET FUNDS
(Cost $66,354,062)		66,354,028
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,131,807,039)		2,150,827,015
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,952,023
NET ASSETS - 100%		$2,154,779,038

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,399,361 or 2.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$668,946
Fidelity Securities Lending Cash Central Fund	283,525
Total	$952,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$218,824,327	$158,077,570	$60,746,757	$--
Consumer Staples	226,894,296	143,043,345	83,850,951	--
Energy	113,236,107	113,236,107	--	--
Financials	516,587,648	347,907,199	168,680,449	--
Health Care	255,543,415	127,330,003	128,213,412	--
Industrials	327,953,414	233,390,549	94,562,865	--
Information Technology	276,784,889	237,069,978	39,714,911	--
Materials	117,880,588	97,959,100	19,921,488	--
Real Estate	8,324,604	8,324,604	--	--
Telecommunication Services	18,670,691	2,724,796	15,945,895	--
Utilities	3,773,008	3,773,008	--	--
Money Market Funds	66,354,028	66,354,028	--	--
Total Investments in Securities:	$2,150,827,015	$1,539,190,287	$611,636,728	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,286,245
Level 2 to Level 1	$31,142,856

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Fund

July 31, 2018

ZNL-QTLY-0918
1.9881584.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 2.2%
Accent Group Ltd.	7,991	$8,490
Adelaide Brighton Ltd.	3,468	17,727
Beacon Lighting Group Ltd.	7,175	7,676
Commonwealth Bank of Australia	5,147	285,994
CSL Ltd.	4,374	638,916
DuluxGroup Ltd.	4,624	26,281
Imdex Ltd. (a)	10,528	9,660
Insurance Australia Group Ltd.	23,265	138,969
Macquarie Group Ltd.	1,855	169,267

TOTAL AUSTRALIA		1,302,980

Austria - 0.7%
Andritz AG	4,490	254,749
Erste Group Bank AG	3,173	137,134

TOTAL AUSTRIA		391,883

Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	48,147	211,388
Integrated Diagnostics Holdings PLC (b)	3,851	16,367
Wolseley PLC	1,439	113,514
WPP PLC	7,854	122,852

TOTAL BAILIWICK OF JERSEY		464,121

Belgium - 1.3%
Anheuser-Busch InBev SA NV	1,981	201,595
KBC Ancora	1,030	56,560
KBC Groep NV	5,371	413,011
Umicore SA	1,639	95,828

TOTAL BELGIUM		766,994

Bermuda - 0.1%
Credicorp Ltd. (United States)	294	67,258
Vostok New Ventures Ltd. (depositary receipt) (a)	1,821	15,698

TOTAL BERMUDA		82,956

Brazil - 1.3%
CVC Brasil Operadora e Agencia de Viagens SA	7,500	88,122
Equatorial Energia SA	5,700	93,018
Hapvida Participacoes e Investimentos SA	11,800	88,532
IRB Brasil Resseguros SA	7,200	102,438
Itau Unibanco Holding SA	1,700	18,117
Localiza Rent A Car SA	13,800	87,323
Lojas Renner SA	12,100	99,552
Notre Dame Intermedica Participacoes SA	15,400	100,525
Suzano Papel e Celulose SA	8,900	105,639

TOTAL BRAZIL		783,266

Canada - 4.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,073	324,874
Canadian National Railway Co.	5,040	449,894
Canadian Pacific Railway Ltd.	1,578	312,943
CCL Industries, Inc. Class B	5,355	271,692
Constellation Software, Inc.	417	302,297
Franco-Nevada Corp.	3,968	291,061
McCoy Global, Inc. (a)	50	50
New Look Vision Group, Inc.	578	14,885
Nutrien Ltd.	7,249	393,698
Pason Systems, Inc.	8,968	137,603
PrairieSky Royalty Ltd.	7,228	137,131
ShawCor Ltd. Class A	350	7,130
Suncor Energy, Inc.	5,883	247,739

TOTAL CANADA		2,890,997

Cayman Islands - 5.7%
58.com, Inc. ADR (a)	1,145	77,013
Alibaba Group Holding Ltd. sponsored ADR (a)	5,477	1,025,454
Baidu.com, Inc. sponsored ADR (a)	1,215	300,324
Baozun, Inc. sponsored ADR (a)	1,642	94,990
Geely Automobile Holdings Ltd.	47,000	107,185
JD.com, Inc. sponsored ADR (a)	4,472	160,366
New Oriental Education & Technology Group, Inc. sponsored ADR	1,374	118,219
Sands China Ltd.	15,800	81,324
Shenzhou International Group Holdings Ltd.	10,000	122,626
Sunny Optical Technology Group Co. Ltd.	6,500	107,242
TAL Education Group ADR (a)	3,394	108,574
Tencent Holdings Ltd.	19,500	887,531
Value Partners Group Ltd.	11,000	8,563
YY, Inc. ADR (a)	600	55,938
ZTO Express (Cayman), Inc. sponsored ADR	4,000	79,320

TOTAL CAYMAN ISLANDS		3,334,669

Chile - 0.2%
Banco Santander Chile sponsored ADR	3,078	100,989
China - 2.5%
China International Travel Service Corp. Ltd. (A Shares)	8,200	84,531
Gree Electric Appliances, Inc. of Zhuhai Class A	11,500	74,560
Han's Laser Technology Industry Group Co. Ltd.	11,300	79,931
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	16,167	82,061
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	20,500	79,560
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	7,500	75,818
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,912	92,541
Kweichow Moutai Co. Ltd. (A Shares)	800	85,304
Midea Group Co. Ltd. Class A	11,900	83,162
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	231,875
Shanghai International Airport Co. Ltd. (A Shares)	10,600	93,775
Shenzhen Inovance Technology Co. Ltd. Class A	18,700	73,261
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	21,900	70,046
Wuliangye Yibin Co. Ltd. Class A	8,200	86,842
Xiaomi Corp. Class B	41,000	91,935
Yunnan Baiyao Group Co. Ltd.	5,600	81,879

TOTAL CHINA		1,467,081

Denmark - 0.3%
Jyske Bank A/S (Reg.)	2,439	138,053
Netcompany Group A/S	434	15,787
Scandinavian Tobacco Group A/S (b)	769	12,514
SimCorp A/S	211	18,012
Spar Nord Bank A/S	2,275	24,526

TOTAL DENMARK		208,892

Finland - 0.4%
Sampo Oyj (A Shares)	3,055	155,255
Tikkurila Oyj	3,869	71,121

TOTAL FINLAND		226,376

France - 6.6%
Accor SA	1,776	91,544
Atos Origin SA	1,470	197,421
AXA SA	11,624	292,892
Bouygues SA	2,987	131,366
Capgemini SA	1,193	153,175
Compagnie de St. Gobain	2,626	116,917
Edenred SA	3,694	145,440
Elis SA	5,692	130,856
Kering SA	163	86,915
Laurent-Perrier Group SA	133	16,641
Legrand SA	1,821	133,811
LVMH Moet Hennessy - Louis Vuitton SA	262	91,304
Natixis SA	19,741	141,967
Pernod Ricard SA	537	86,624
Safran SA	2,065	256,080
Sanofi SA	4,773	415,233
Societe Generale Series A	4,891	218,129
SR Teleperformance SA	710	130,181
Total SA (c)	9,335	608,879
Vetoquinol SA	284	18,265
VINCI SA	2,779	279,468
Virbac SA (a)	84	11,984
Vivendi SA	5,651	146,698

TOTAL FRANCE		3,901,790

Germany - 5.5%
adidas AG	368	81,395
BASF AG	1,021	97,872
Bayer AG	4,508	501,863
Brenntag AG	1,599	95,883
CompuGroup Medical AG	1,094	60,996
CTS Eventim AG	971	45,781
Deutsche Telekom AG	14,003	231,541
Fresenius SE & Co. KGaA	1,083	83,608
Hannover Reuck SE	1,269	169,165
HeidelbergCement Finance AG	897	76,172
Linde AG	1,889	466,299
MTU Aero Engines Holdings AG	719	152,178
Nexus AG	419	12,984
SAP SE	6,467	752,668
Vonovia SE	6,382	309,034
WashTec AG	240	20,964
Wirecard AG	531	99,193

TOTAL GERMANY		3,257,596

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	400	8,494
Hong Kong - 1.7%
AIA Group Ltd.	78,360	683,861
CSPC Pharmaceutical Group Ltd.	46,000	120,142
Galaxy Entertainment Group Ltd.	11,000	88,361
Techtronic Industries Co. Ltd.	15,500	86,297

TOTAL HONG KONG		978,661

India - 3.9%
Adani Ports & Special Economic Zone Ltd.	18,281	106,746
Asian Paints Ltd.	5,916	125,423
Edelweiss Financial Services Ltd.	18,567	83,926
Eicher Motors Ltd.	223	90,550
Godrej Consumer Products Ltd.	6,042	116,224
HDFC Bank Ltd.	3,020	95,531
Housing Development Finance Corp. Ltd.	15,337	446,904
Indraprastha Gas Ltd.	21,479	95,363
IndusInd Bank Ltd.	3,533	102,963
Jyothy Laboratories Ltd.	2,452	7,889
Kotak Mahindra Bank Ltd.	5,152	98,348
Larsen & Toubro Ltd.	6,005	114,232
Maruti Suzuki India Ltd.	988	137,399
Motherson Sumi Systems Ltd.	21,139	99,458
Pidilite Industries Ltd. (a)	5,526	90,683
Reliance Industries Ltd.	15,405	266,876
Titan Co. Ltd.	7,888	105,121
Ultratech Cemco Ltd.	1,820	111,492

TOTAL INDIA		2,295,128

Indonesia - 0.4%
PT Bank Central Asia Tbk	82,600	133,323
PT Bank Rakyat Indonesia Tbk	574,000	122,204

TOTAL INDONESIA		255,527

Ireland - 1.4%
Accenture PLC Class A	590	94,005
Allergan PLC	17	3,130
CRH PLC	3,968	135,717
CRH PLC sponsored ADR	9,750	334,328
FBD Holdings PLC	500	6,051
James Hardie Industries PLC CDI	14,766	235,864

TOTAL IRELAND		809,095

Isle of Man - 0.1%
Playtech Ltd.	7,841	55,349
Israel - 0.1%
Azrieli Group	158	7,560
Ituran Location & Control Ltd.	1,158	39,430
Strauss Group Ltd.	1,345	27,540

TOTAL ISRAEL		74,530

Italy - 0.9%
Assicurazioni Generali SpA	6,461	114,839
Interpump Group SpA	6,232	196,322
Intesa Sanpaolo SpA	44,849	137,446
Mediobanca SpA	6,812	70,767

TOTAL ITALY		519,374

Japan - 13.8%
Ai Holdings Corp.	500	11,063
Aoki Super Co. Ltd.	1,000	11,787
Artnature, Inc.	1,300	9,103
Asahi Co. Ltd.	200	2,470
Aucnet, Inc.	500	7,468
Azbil Corp.	2,800	122,577
Broadleaf Co. Ltd.	1,700	10,278
Central Automotive Products Ltd.	100	1,627
Century21 Real Estate Japan Ltd.	200	2,222
Coca-Cola West Co. Ltd.	400	14,399
Daiichikosho Co. Ltd.	700	33,180
Daikokutenbussan Co. Ltd.	500	22,135
DENSO Corp.	3,980	196,871
East Japan Railway Co.	3,175	296,965
Fanuc Corp.	1,000	201,641
Funai Soken Holdings, Inc.	1,000	21,768
GCA Savvian Group Corp.	1,400	10,893
Goldcrest Co. Ltd.	1,500	25,810
Honda Motor Co. Ltd.	7,993	244,032
Hoya Corp.	5,239	313,923
Idemitsu Kosan Co. Ltd.	2,470	111,113
Itochu Corp.	11,812	209,739
Iwatsuka Confectionary Co. Ltd.	100	4,431
Japan Tobacco, Inc.	5,037	143,352
Kao Corp.	1,652	120,682
Keyence Corp.	1,200	632,223
Kobayashi Pharmaceutical Co. Ltd.	300	24,979
Komatsu Ltd.	6,900	203,882
Koshidaka Holdings Co. Ltd.	2,200	25,303
Kusuri No Aoki Holdings Co. Ltd.	300	22,001
Lasertec Corp.	1,400	41,318
Makita Corp.	2,713	121,559
Medikit Co. Ltd.	300	16,179
Miroku Jyoho Service Co., Ltd.	400	9,612
Misumi Group, Inc.	12,500	317,712
Mitsubishi UFJ Financial Group, Inc.	57,724	354,244
Mitsuboshi Belting Ltd.	1,000	12,342
Mitsui Fudosan Co. Ltd.	5,620	134,384
Nabtesco Corp.	4,200	129,777
Nagaileben Co. Ltd.	1,600	42,356
Nakano Refrigerators Co. Ltd.	400	21,285
ND Software Co. Ltd.	100	1,073
Nihon Parkerizing Co. Ltd.	3,700	54,765
Nintendo Co. Ltd.	605	204,603
Nomura Holdings, Inc.	21,205	100,542
NS Tool Co. Ltd.	400	10,560
OBIC Co. Ltd.	2,486	212,994
Olympus Corp.	1,845	74,901
Oracle Corp. Japan	1,055	88,502
ORIX Corp.	13,503	218,579
OSG Corp.	7,300	163,934
Panasonic Corp.	10,641	136,727
Paramount Bed Holdings Co. Ltd.	900	38,032
ProNexus, Inc.	1,187	13,790
Recruit Holdings Co. Ltd.	4,245	116,319
San-Ai Oil Co. Ltd.	2,400	30,736
Shin-Etsu Chemical Co. Ltd.	1,495	151,237
Shinsei Bank Ltd.	7,053	111,085
SHO-BOND Holdings Co. Ltd.	2,260	157,855
Shoei Co. Ltd.	1,000	42,660
SoftBank Corp.	2,238	186,923
Software Service, Inc.	200	14,220
Sony Corp.	2,631	141,408
Sony Financial Holdings, Inc.	7,804	149,965
Subaru Corp.	3,644	106,497
Sumitomo Mitsui Financial Group, Inc.	6,731	267,138
T&D Holdings, Inc.	7,590	113,410
Taiheiyo Cement Corp.	2,173	68,662
Takeda Pharmaceutical Co. Ltd.	3,670	154,958
The Monogatari Corp.	200	18,423
TKC Corp.	500	18,602
Tokio Marine Holdings, Inc.	4,331	206,051
USS Co. Ltd.	18,500	350,096
Welcia Holdings Co. Ltd.	500	25,354
Workman Co. Ltd.	600	26,884
Yamada Consulting Group Co. Ltd.	1,000	27,232
Yamato Kogyo Co. Ltd.	400	12,449

TOTAL JAPAN		8,075,851

Kenya - 0.4%
Safaricom Ltd.	813,600	226,787
Korea (South) - 2.1%
BGF Retail Co. Ltd.	518	78,621
Leeno Industrial, Inc.	139	8,351
LG Chemical Ltd.	405	136,398
LG Household & Health Care Ltd.	104	113,016
NAVER Corp.	125	80,379
Samsung Electronics Co. Ltd.	19,113	793,893

TOTAL KOREA (SOUTH)		1,210,658

Mexico - 0.8%
Consorcio ARA S.A.B. de CV	23,614	8,831
Embotelladoras Arca S.A.B. de CV	13,800	91,606
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	488	47,892
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	9,900	93,551
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,655	100,610
Wal-Mart de Mexico SA de CV Series V	48,400	141,348

TOTAL MEXICO		483,838

Netherlands - 2.3%
Aalberts Industries NV	829	37,612
ASML Holding NV (Netherlands)	2,852	610,808
ING Groep NV (Certificaten Van Aandelen)	13,421	205,164
Koninklijke Philips Electronics NV	3,105	136,308
RELX NV	3,660	79,600
Takeaway.com Holding BV (a)(b)	254	16,960
VastNed Retail NV	296	13,447
Wolters Kluwer NV	2,281	137,525
Yandex NV Series A (a)	2,640	94,934

TOTAL NETHERLANDS		1,332,358

New Zealand - 0.1%
Auckland International Airport Ltd.	14,868	67,645
Norway - 0.7%
Equinor ASA	10,814	287,166
Kongsberg Gruppen ASA	1,224	24,880
Schibsted ASA (B Shares)	2,752	89,409
Skandiabanken ASA (b)	1,474	14,276

TOTAL NORWAY		415,731

Philippines - 0.7%
Ayala Corp.	5,500	103,640
Ayala Land, Inc.	133,400	102,790
Jollibee Food Corp.	3,400	17,316
SM Investments Corp.	5,965	106,890
SM Prime Holdings, Inc.	160,200	114,072

TOTAL PHILIPPINES		444,708

Portugal - 0.2%
Galp Energia SGPS SA Class B	5,677	116,769
Russia - 0.8%
Alrosa Co. Ltd.	62,700	97,632
NOVATEK OAO GDR (Reg. S)	1,000	159,100
Sberbank of Russia	59,210	202,908

TOTAL RUSSIA		459,640

South Africa - 2.3%
Capitec Bank Holdings Ltd.	1,424	102,903
Clicks Group Ltd.	10,707	157,147
Discovery Ltd.	8,270	106,770
FirstRand Ltd.	26,892	141,470
Mondi Ltd.	3,468	95,100
Naspers Ltd. Class N	2,983	734,451

TOTAL SOUTH AFRICA		1,337,841

Spain - 2.5%
Amadeus IT Holding SA Class A	6,156	525,492
Banco Santander SA (Spain)	68,761	387,515
CaixaBank SA	31,582	145,305
Grifols SA ADR	4,500	93,510
Masmovil Ibercom SA (a)	380	42,969
Merlin Properties Socimi SA	5,133	75,929
Prosegur Compania de Seguridad SA (Reg.)	22,521	149,846
Unicaja Banco SA (b)	41,452	69,993

TOTAL SPAIN		1,490,559

Sweden - 3.5%
Addlife AB	486	11,662
AddTech AB (B Shares)	1,562	35,386
Alfa Laval AB	4,901	134,718
ASSA ABLOY AB (B Shares)	19,076	376,570
Atlas Copco AB (A Shares)	7,789	223,050
Epiroc AB Class A (a)	9,828	117,673
Fagerhult AB	10,270	96,942
Hexagon AB (B Shares)	1,489	90,800
Investor AB (B Shares)	2,926	127,583
Lagercrantz Group AB (B Shares)	2,367	24,793
Loomis AB (B Shares)	2,312	72,518
Nordea Bank AB	24,893	264,757
Saab AB (B Shares)	675	31,129
Svenska Handelsbanken AB (A Shares)	12,113	149,626
Swedbank AB (A Shares)	7,914	187,388
Telefonaktiebolaget LM Ericsson (B Shares)	11,495	90,239

TOTAL SWEDEN		2,034,834

Switzerland - 4.0%
Credit Suisse Group AG	9,535	153,347
Nestle SA (Reg. S)	7,963	648,932
Roche Holding AG (participation certificate)	2,243	550,985
Schindler Holding AG:
(participation certificate)	791	184,379
(Reg.)	135	30,568
Sika AG	688	97,904
Swiss Life Holding AG	284	102,024
Tecan Group AG	100	25,390
UBS Group AG	18,173	298,401
Zurich Insurance Group AG	760	233,054

TOTAL SWITZERLAND		2,324,984

Taiwan - 2.0%
Addcn Technology Co. Ltd.	2,000	17,789
Formosa Chemicals & Fibre Corp.	31,000	122,151
Formosa Plastics Corp.	35,000	128,756
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	920,499

TOTAL TAIWAN		1,189,195

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	55,200	109,919
C.P. ALL PCL (For. Reg.)	49,500	111,587

TOTAL THAILAND		221,506

Turkey - 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	1,694	37,006
United Kingdom - 10.6%
Alliance Pharma PLC	13,836	16,926
Ascential PLC	5,473	30,171
AstraZeneca PLC (United Kingdom)	3,269	251,635
Aviva PLC	32,416	212,446
Avon Rubber PLC	736	14,056
BAE Systems PLC	38,396	328,683
BHP Billiton PLC	16,970	390,543
BP PLC	76,450	574,556
British American Tobacco PLC (United Kingdom)	6,679	367,160
Bunzl PLC	4,345	129,174
Cineworld Group PLC	3,947	14,040
Compass Group PLC	4,752	102,260
Dechra Pharmaceuticals PLC	1,860	72,899
DP Poland PLC (a)	18,857	7,301
Elementis PLC	23,793	81,259
GlaxoSmithKline PLC	8,376	173,972
Great Portland Estates PLC	2,804	26,348
Hilton Food Group PLC	368	4,618
Howden Joinery Group PLC	2,058	12,888
HSBC Holdings PLC sponsored ADR	3,121	151,119
Imperial Tobacco Group PLC	5,126	196,596
Informa PLC	40,562	420,274
InterContinental Hotel Group PLC ADR	4,526	281,517
ITE Group PLC	23,335	25,422
Liberty Global PLC Class A (a)	2,885	81,444
Melrose Industries PLC	29,647	84,014
Micro Focus International PLC	4,268	69,643
NMC Health PLC	1,832	91,278
Prudential PLC	20,702	488,433
Reckitt Benckiser Group PLC	2,581	230,098
Rightmove PLC	1,113	71,159
Royal Dutch Shell PLC Class B sponsored ADR	5,503	390,933
RSA Insurance Group PLC	9,097	76,919
Shaftesbury PLC	7,003	85,667
Spectris PLC	5,339	162,228
Spirax-Sarco Engineering PLC	862	78,577
Standard Chartered PLC (United Kingdom)	17,589	158,835
Standard Life PLC	32,085	131,519
The Weir Group PLC	3,717	95,062
Ultra Electronics Holdings PLC	737	15,971

TOTAL UNITED KINGDOM		6,197,643

United States of America - 9.2%
A.O. Smith Corp.	1,399	83,282
Alphabet, Inc. Class A (a)	376	461,435
Amgen, Inc.	590	115,965
Amphenol Corp. Class A	1,003	93,791
Autoliv, Inc.	1,554	159,223
Berkshire Hathaway, Inc. Class B (a)	1,038	205,389
Black Knight, Inc. (a)	1,800	92,970
ConocoPhillips Co.	2,209	159,424
Estee Lauder Companies, Inc. Class A	600	80,964
Hilton Worldwide Holdings, Inc.	1,026	80,705
Marriott International, Inc. Class A	600	76,704
Marsh & McLennan Companies, Inc.	1,000	83,360
Martin Marietta Materials, Inc.	935	186,458
MasterCard, Inc. Class A	2,939	581,922
MercadoLibre, Inc.	300	102,873
Mohawk Industries, Inc. (a)	728	137,126
Moody's Corp.	1,518	259,760
MSCI, Inc.	1,884	313,102
NVIDIA Corp.	340	83,252
PayPal Holdings, Inc. (a)	1,162	95,447
PriceSmart, Inc.	1,278	104,477
ResMed, Inc.	2,081	220,128
S&P Global, Inc.	1,836	368,008
Sherwin-Williams Co.	845	372,417
TransDigm Group, Inc.	240	90,130
Veoneer, Inc. (a)	1,807	94,506
Visa, Inc. Class A	4,413	603,434
Yum China Holdings, Inc.	3,252	117,332

TOTAL UNITED STATES OF AMERICA		5,423,584

TOTAL COMMON STOCKS
(Cost $55,854,681)		57,267,885

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Itau Unibanco Holding SA	24,000	287,747
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	1,502	101,596
Sartorius AG (non-vtg.)	296	48,112

TOTAL GERMANY		149,708

Spain - 0.1%
Grifols SA Class B	4,175	87,436
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $567,805)		524,891

Investment Companies - 0.3%
United States of America - 0.3%
iShares MSCI EAFE Small-Cap ETF
(Cost $159,185)	2,431	154,320

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.96% (d)	652,784	652,915
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	7,068	7,069
TOTAL MONEY MARKET FUNDS
(Cost $659,984)		659,984
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $57,241,655)		58,607,080
NET OTHER ASSETS (LIABILITIES) - 0.2%		92,335
NET ASSETS - 100%		$58,699,415

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,110 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,777
Fidelity Securities Lending Cash Central Fund	1,993
Total	$14,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,399,832	$5,258,545	$1,141,287	$--
Consumer Staples	3,910,433	2,198,614	1,711,819	--
Energy	3,280,705	2,097,270	1,183,435	--
Financials	12,335,223	8,498,507	3,836,716	--
Health Care	4,763,604	2,416,313	2,347,291	--
Industrials	8,735,592	6,922,193	1,813,399	--
Information Technology	11,429,847	7,893,856	3,535,991	--
Materials	5,163,676	4,319,645	844,031	--
Real Estate	897,263	762,879	134,384	--
Telecommunication Services	688,220	269,756	418,464	--
Utilities	188,381	188,381	--	--
Investment Companies	154,320	154,320	--	--
Money Market Funds	659,984	659,984	--	--
Total Investments in Securities:	$58,607,080	$41,640,263	$16,966,817	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$346,802
Level 2 to Level 1	$967,710

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Canada Fund

July 31, 2018

SAD-QTLY-0918
1.9883885.100

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 0.4%
Recipe Unlimited Corp.	284,100	$5,883,579
Leisure Products - 0.7%
Spin Master Corp. (a)(b)	247,600	10,144,967
Media - 1.3%
Cogeco Communications, Inc.	204,100	11,076,957
Quebecor, Inc. Class B (sub. vtg.)	428,500	8,930,034
		20,006,991
Specialty Retail - 0.2%
AutoCanada, Inc.	330,300	3,671,552

TOTAL CONSUMER DISCRETIONARY		39,707,089

CONSUMER STAPLES - 6.5%
Food & Staples Retailing - 6.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,130,700	51,934,754
George Weston Ltd.	436,900	36,346,480
North West Co., Inc.	429,400	9,810,330
		98,091,564
ENERGY - 21.2%
Energy Equipment & Services - 0.6%
Canadian Energy Services & Technology Corp.	2,896,500	9,952,996
Oil, Gas & Consumable Fuels - 20.6%
Canadian Natural Resources Ltd.	1,664,600	61,166,068
Cenovus Energy, Inc.	1,893,400	18,994,404
Enbridge, Inc.	1,220,100	43,332,144
Kinder Morgan Canada Ltd. (b)(c)	329,600	4,183,185
Parkland Fuel Corp.	362,600	9,806,102
Peyto Exploration & Development Corp. (c)	760,300	6,265,454
Pinnacle Renewable Holds, Inc.	521,900	6,094,216
PrairieSky Royalty Ltd. (c)	2,613,700	49,587,667
Suncor Energy, Inc.	2,621,400	110,389,585
		309,818,825

TOTAL ENERGY		319,771,821

FINANCIALS - 38.4%
Banks - 25.0%
Bank of Montreal	958,600	75,982,047
Bank of Nova Scotia	1,062,000	62,935,450
Royal Bank of Canada	984,900	76,885,571
The Toronto-Dominion Bank	2,710,500	160,794,316
		376,597,384
Capital Markets - 4.2%
Gluskin Sheff + Associates, Inc.	338,100	4,366,437
IGM Financial, Inc.	518,200	15,555,760
Thomson Reuters Corp.	1,020,300	42,338,313
		62,260,510
Insurance - 9.2%
Intact Financial Corp.	468,300	35,725,942
Power Corp. of Canada (sub. vtg.)	1,650,200	37,536,548
Sun Life Financial, Inc.	1,603,800	65,589,545
		138,852,035

TOTAL FINANCIALS		577,709,929

INDUSTRIALS - 10.4%
Aerospace & Defense - 0.8%
CAE, Inc.	546,100	11,376,646
Road & Rail - 9.2%
Canadian National Railway Co.	650,400	58,057,768
Canadian Pacific Railway Ltd.	341,400	67,705,248
TransForce, Inc.	396,800	13,177,353
		138,940,369
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd.	124,300	6,381,979

TOTAL INDUSTRIALS		156,698,994

INFORMATION TECHNOLOGY - 4.9%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	470,400	30,367,984
Software - 2.9%
Constellation Software, Inc.	31,900	23,125,385
Open Text Corp.	555,600	20,676,170
		43,801,555

TOTAL INFORMATION TECHNOLOGY		74,169,539

MATERIALS - 10.3%
Chemicals - 4.0%
Nutrien Ltd.	1,114,178	60,511,724
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	374,600	19,005,727
Metals & Mining - 4.5%
Franco-Nevada Corp.	465,400	34,138,039
Lundin Mining Corp.	2,148,300	11,890,502
Wheaton Precious Metals Corp.	1,031,400	21,613,533
		67,642,074
Paper & Forest Products - 0.5%
Western Forest Products, Inc.	4,344,100	8,081,425

TOTAL MATERIALS		155,240,950

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)	229,900	7,502,214
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.2%
TELUS Corp.	918,400	33,570,296
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)	483,100	24,629,428

TOTAL TELECOMMUNICATION SERVICES		58,199,724

TOTAL COMMON STOCKS
(Cost $1,416,186,876)		1,487,091,824

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.96% (d)	42,266,007	42,274,461
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	34,358,531	34,361,967
TOTAL MONEY MARKET FUNDS
(Cost $76,636,428)		76,636,428
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $1,492,823,304)		1,563,728,252
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(57,017,775)
NET ASSETS - 100%		$1,506,710,477

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,328,152 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$444,619
Fidelity Securities Lending Cash Central Fund	78,855
Total	$523,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018